UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03015

Ohio National Fund, Inc.

(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, Ohio	45242

(Address of principal executive offices)	(Zip Code)

CT Corporation 300 E. Lombard St., Suite 1400 Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedules of Investments.

Ohio National Fund, Inc.	Equity Portfolio

Schedule of Investments	March 31, 2018 (Unaudited)

Common Stocks – 97.1%		Shares	Value
CONSUMER DISCRETIONARY – 10.6%
Adient PLC (Auto Components)		127,675	$ 7,629,858
AutoZone, Inc. (Specialty Retail)	(a)	15,784	10,238,923
CBS Corp. Class B (Media)		94,394	4,850,908
General Motors Co. (Automobiles)		105,122	3,820,133
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)		232,917	4,290,331
Lowe’s Cos., Inc. (Specialty Retail)		86,070	7,552,643
Melco Resorts & Entertainment Ltd. – ADR (Hotels, Restaurants & Leisure)		153,890	4,459,732
O’Reilly Automotive, Inc. (Specialty Retail)	(a)	15,623	3,864,818
Signet Jewelers Ltd. (Specialty Retail)		108,244	4,169,559

			50,876,905

CONSUMER STAPLES – 3.1%
Molson Coors Brewing Co. Class B (Beverages)		77,415	5,831,672
Mondelez International, Inc. Class A (Food Products)		216,028	9,014,848

			14,846,520

ENERGY – 9.7%
Apache Corp. (Oil, Gas & Consumable Fuels)		190,336	7,324,129
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		260,267	8,273,888
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		923,301	13,904,913
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		58,909	10,119,388
Plains GP Holdings LP Class A (Oil, Gas & Consumable Fuels)		326,698	7,105,682

			46,728,000

FINANCIALS – 18.3%
American International Group, Inc. (Insurance)		250,120	13,611,530
Brighthouse Financial, Inc. (Insurance)	(a)	107,184	5,509,258
Citigroup, Inc. (Banks)		164,526	11,105,505
Intercontinental Exchange, Inc. (Capital Markets)		157,865	11,448,370
MetLife, Inc. (Insurance)		171,879	7,887,527
Synchrony Financial (Consumer Finance)		404,048	13,547,729
Voya Financial, Inc. (Diversified Financial Svs.)		192,345	9,713,423
Wells Fargo & Co. (Banks)		297,515	15,592,761

			88,416,103

HEALTH CARE – 14.8%
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	127,371	14,196,772
Allergan PLC (Pharmaceuticals)		113,085	19,031,075
Bristol-Myers Squibb Co. (Pharmaceuticals)		82,276	5,203,957
Celgene Corp. (Biotechnology)	(a)	125,672	11,211,199
Mylan N.V. (Pharmaceuticals)	(a)	315,881	13,004,821
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		74,262	8,793,363

			71,441,187

Common Stocks (Continued)			Shares	Value
INDUSTRIALS – 11.4%
AECOM (Construction & Engineering)	(a)		214,975	$ 7,659,559
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)			92,212	8,641,186
Delta Air Lines, Inc. (Airlines)			187,802	10,293,428
Fluor Corp. (Construction & Engineering)			132,623	7,588,688
Johnson Controls International PLC (Building Products)			231,298	8,150,942
Safran SA (Aerospace & Defense)	(b)		23,230	2,465,392
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)		28,310	1,656,984
TransDigm Group, Inc. (Aerospace & Defense)			27,662	8,490,574

				54,946,753

INFORMATION TECHNOLOGY – 19.1%
Alphabet, Inc. Class C (Internet Software & Svs.)	(a)		23,835	24,592,715
Cisco Systems, Inc. (Communications Equip.)			322,618	13,837,086
International Business Machines Corp. (IT Svs.)			64,643	9,918,175
Microsoft Corp. (Software)			206,369	18,835,299
Oracle Corp. (Software)			383,321	17,536,936
QUALCOMM, Inc. (Semiconductors & Equip.)			136,457	7,561,082

				92,281,293

MATERIALS – 1.9%
Royal Gold, Inc. (Metals & Mining)			107,950	9,269,667

REAL ESTATE – 3.9%
American Homes 4 Rent Class A (Equity REIT)			363,177	7,292,594
Realogy Holdings Corp. (Real Estate Mgmt. & Development)			425,561	11,609,304

				18,901,898

UTILITIES – 4.3%
AES Corp. (Ind. Power & Renewable Elec.)			778,853	8,855,558
Exelon Corp. (Electric Utilities)			308,987	12,053,583

				20,909,141

Total Common Stocks (Cost $433,602,425)				$468,617,467

Money Market Funds – 2.0%			Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class			9,457,302	$ 9,455,411

Total Money Market Funds (Cost $9,457,290)				$ 9,455,411

Total Investments – 99.1% (Cost $443,059,715)	(c	)		$478,072,878
Other Assets in Excess of Liabilities – 0.9%				4,362,179

Net Assets – 100.0%				$482,435,057

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a)	Non-income producing security.
(b)

Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $2,465,392 or 0.5% of the Portfolio’s net assets.

(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bond Portfolio
Schedule of Investments	March 31, 2018 (Unaudited)

Corporate Bonds – 96.2%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY – 8.2%
21st Century Fox America, Inc. (Media)		4.500%	02/15/2021	$1,250,000	$ 1,300,428
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	3.875%	08/22/2037	900,000	893,436
Booking Holdings, Inc. (Internet & Direct Marketing Retail)		3.550%	03/15/2028	3,000,000	2,900,867
Comcast Corp. (Media)		4.250%	01/15/2033	750,000	776,328
Discovery Communications, LLC (Media)		4.375%	06/15/2021	1,000,000	1,028,091
Discovery Communications, LLC (Media)		3.950%	03/20/2028	900,000	863,285
Dollar General Corp. (Multiline Retail)		4.125%	05/01/2028	2,000,000	2,016,470
Expedia Group, Inc. (Internet & Direct Marketing Retail)		5.000%	02/15/2026	3,000,000	3,093,615
General Motors Co. (Automobiles)		5.000%	04/01/2035	900,000	890,497
Hasbro, Inc. (Leisure Products)		3.500%	09/15/2027	2,000,000	1,872,036
Kohl’s Corp. (Multiline Retail)		4.000%	11/01/2021	925,000	939,535
L Brands, Inc. (Specialty Retail)		5.250%	02/01/2028	1,000,000	942,500
Lear Corp. (Auto Components)		3.800%	09/15/2027	3,000,000	2,883,701
Magna International, Inc. (Auto Components)		3.625%	06/15/2024	1,000,000	1,009,989
Newell Brands, Inc. (Household Durables)		3.150%	04/01/2021	900,000	891,562
Sirius XM Radio, Inc. (Media)	(a)	5.375%	04/15/2025	1,000,000	992,500
Time Warner Cable, LLC (Media)		6.550%	05/01/2037	850,000	954,458
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)		4.150%	04/01/2024	900,000	897,308

					25,146,606

CONSUMER STAPLES – 6.6%
Anheuser-Busch InBev Finance, Inc. (Beverages)		4.700%	02/01/2036	2,000,000	2,113,327
Anheuser-Busch InBev Finance, Inc. (Beverages)		4.900%	02/01/2046	1,000,000	1,076,665
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.600%	04/15/2048	3,000,000	3,097,651
B.A.T. Capital Corp. (Tobacco)	(a)	4.390%	08/15/2037	3,000,000	2,976,531
Campbell Soup Co. (Food Products)		4.150%	03/15/2028	2,000,000	1,978,156
Costco Wholesale Corp. (Food & Staples Retailing)		3.000%	05/18/2027	900,000	869,558
CVS Health Corp. (Food & Staples Retailing)		4.100%	03/25/2025	3,000,000	3,018,656
J.M. Smucker Co. / The (Food Products)		3.375%	12/15/2027	3,000,000	2,859,800
Mead Johnson Nutrition Co. (Food Products)		3.000%	11/15/2020	900,000	896,376
Philip Morris International, Inc. (Tobacco)		4.125%	05/17/2021	1,250,000	1,290,452

					20,177,172

ENERGY – 12.2%
Andeavor (Oil, Gas & Consumable Fuels)		3.800%	04/01/2028	4,000,000	3,813,002
Andeavor (Oil, Gas & Consumable Fuels)		4.500%	04/01/2048	2,000,000	1,864,365
Baker Hughes, a GE Co. LLC / Baker Hughes Co-Obligor, Inc. (Energy Equip. & Svs.)		4.080%	12/15/2047	2,000,000	1,887,612
Berkshire Hathaway Energy Co. (Oil, Gas & Consumable Fuels)	(a)	3.250%	04/15/2028	1,900,000	1,832,321
Berkshire Hathaway Energy Co. (Oil, Gas & Consumable Fuels)	(a)	3.800%	07/15/2048	2,000,000	1,902,743
BP Capital Markets PLC (Oil, Gas & Consumable Fuels)		3.017%	01/16/2027	900,000	858,276
Buckeye Partners LP (Oil, Gas & Consumable Fuels)		4.875%	02/01/2021	1,000,000	1,028,617
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)		4.950%	06/01/2047	3,000,000	3,124,197
Chevron Corp. (Oil, Gas & Consumable Fuels)		2.895%	03/03/2024	900,000	881,203
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)		4.500%	06/01/2025	900,000	907,894
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		4.114%	03/01/2046	900,000	948,489
Halliburton Co. (Energy Equip. & Svs.)		4.850%	11/15/2035	900,000	967,936
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		2.650%	02/01/2019	1,400,000	1,395,819
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		4.150%	03/01/2022	1,000,000	1,015,693
Kinder Morgan Inc. (Oil, Gas & Consumable Fuels)		5.300%	12/01/2034	1,000,000	1,026,151
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		3.850%	06/01/2025	850,000	839,421
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.750%	09/15/2044	1,000,000	1,003,598
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		4.450%	12/01/2022	1,400,000	1,354,500
Noble Holding International Ltd. (Energy Equip. & Svs.)		7.950%	04/01/2025	1,000,000	885,000
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		6.000%	06/15/2035	1,000,000	1,124,823
Petroleos Mexicanos (Oil, Gas & Consumable Fuels)	(a)	6.350%	02/12/2048	1,000,000	966,250
Shell International Finance BV (Oil, Gas & Consumable Fuels)		4.000%	05/10/2046	900,000	904,049
Texas Eastern Transmission LP (Oil, Gas & Consumable Fuels)	(a)	3.500%	01/15/2028	500,000	477,060
Texas Eastern Transmission LP (Oil, Gas & Consumable Fuels)	(a)	4.150%	01/15/2048	1,000,000	921,929
TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)		2.500%	08/01/2022	1,425,000	1,386,303
Transocean, Inc. (Energy Equip. & Svs.)	(a)	9.000%	07/15/2023	1,000,000	1,063,750
Williams Partners LP (Oil, Gas & Consumable Fuels)		3.350%	08/15/2022	1,000,000	981,385
Williams Partners LP (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	1,000,000	955,396
Williams Partners LP (Oil, Gas & Consumable Fuels)		5.400%	03/04/2044	1,000,000	1,045,988

					37,363,770

FINANCIALS – 26.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Diversified Financial Svs.)		3.300%	01/23/2023	3,000,000	2,916,617
Aflac, Inc. (Insurance)		3.625%	06/15/2023	1,425,000	1,445,397
American Express Co. (Consumer Finance)		2.650%	12/02/2022	2,000,000	1,934,234
American International Group, Inc. (Insurance)		3.875%	01/15/2035	2,400,000	2,235,415
Bank of America Corp. (Banks)	(b)	2.369%	07/21/2021	1,000,000	981,158
Bank of America Corp. (Banks)		3.875%	08/01/2025	850,000	856,001
Bank of America Corp. (Banks)	(b)	3.366%	01/23/2026	2,000,000	1,944,539
Bank of America Corp. (Banks)	(b)	4.244%	04/24/2038	1,000,000	1,019,500
Bank of Montreal (Banks)	(b)	3.803%	12/15/2032	2,800,000	2,652,636
Bank of New York Mellon Corp. / The (Capital Markets)		3.300%	08/23/2029	3,000,000	2,818,158
Berkshire Hathaway, Inc. (Diversified Financial Svs.)		3.125%	03/15/2026	900,000	876,674
Branch Banking & Trust Co. (Banks)	(b)	QL + 22	06/01/2020	3,000,000	2,996,537

2	(continued)

Ohio National Fund, Inc.	Bond Portfolio (Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
FINANCIALS (continued)
Branch Banking & Trust Co. (Banks)		3.625%	09/16/2025	$1,180,000	$ 1,175,525
Capital One Financial Corp. (Consumer Finance)		2.450%	04/24/2019	3,000,000	2,986,385
Charles Schwab Corp. / The (Capital Markets)		3.200%	01/25/2028	4,000,000	3,835,631
Citigroup, Inc. (Banks)		5.375%	08/09/2020	1,100,000	1,155,165
Citigroup, Inc. (Banks)		4.400%	06/10/2025	2,000,000	2,035,928
Citigroup, Inc. (Banks)		3.700%	01/12/2026	1,000,000	986,932
Deutsche Bank AG (Capital Markets)		2.700%	07/13/2020	5,000,000	4,893,408
E*TRADE Financial Corp. (Capital Markets)		2.950%	08/24/2022	1,800,000	1,751,674
Ford Motor Credit Co. LLC (Consumer Finance)		2.943%	01/08/2019	515,000	515,179
Ford Motor Credit Co. LLC (Consumer Finance)		3.157%	08/04/2020	1,400,000	1,392,430
General Motors Financial Co., Inc. (Consumer Finance)		3.200%	07/06/2021	900,000	892,039
General Motors Financial Co., Inc. (Consumer Finance)	(b)	QL + 99	01/05/2023	2,000,000	2,009,691
General Motors Financial Co., Inc. (Consumer Finance)		4.350%	01/17/2027	1,000,000	992,692
Goldman Sachs Group, Inc. / The (Capital Markets)		3.750%	05/22/2025	1,400,000	1,385,071
Goldman Sachs Group, Inc. / The (Capital Markets)	(b)	3.814%	04/23/2029	2,000,000	1,963,967
Intercontinental Exchange, Inc. (Capital Markets)		2.750%	12/01/2020	900,000	892,795
Intercontinental Exchange, Inc. (Capital Markets)		3.750%	12/01/2025	1,000,000	1,017,937
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. (Diversified Financial Svs.)		4.850%	01/15/2027	1,800,000	1,839,588
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. (Diversified Financial Svs.)		4.150%	01/23/2030	2,000,000	1,863,082
JPMorgan Chase & Co. (Banks)		3.900%	07/15/2025	2,023,000	2,038,320
JPMorgan Chase & Co. (Banks)		3.625%	12/01/2027	1,800,000	1,723,642
Marsh & McLennan Cos., Inc. (Insurance)		3.500%	06/03/2024	1,400,000	1,392,757
Morgan Stanley (Capital Markets)		3.750%	02/25/2023	1,250,000	1,263,809
Morgan Stanley (Capital Markets)	(b)	QL + 140	10/24/2023	1,260,000	1,288,589
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	1,000,000	973,035
Morgan Stanley (Capital Markets)	(b)	3.772%	01/24/2029	2,000,000	1,967,646
Nasdaq, Inc. (Capital Markets)		3.850%	06/30/2026	2,000,000	1,971,747
Northern Trust Corp. (Capital Markets)		3.450%	11/04/2020	1,000,000	1,016,361
Progressive Corp. / The (Insurance)		2.450%	01/15/2027	900,000	825,020
Synchrony Financial (Consumer Finance)		2.600%	01/15/2019	2,000,000	1,995,465
Synchrony Financial (Consumer Finance)		4.250%	08/15/2024	900,000	894,244
TD Ameritrade Holding Corp. (Capital Markets)		3.300%	04/01/2027	1,900,000	1,852,239
Teachers Insurance & Annuity Association of America (Insurance)	(a)	4.270%	05/15/2047	900,000	898,489
Wells Fargo & Co. (Banks)		3.000%	04/22/2026	900,000	844,444
Wells Fargo & Co. (Banks)		4.650%	11/04/2044	1,000,000	1,006,947
Westpac Banking Corp. (Banks)	(b)	QL +57	01/11/2023	1,000,000	996,538
Westpac Banking Corp. (Banks)	(b)	4.322%	11/23/2031	1,800,000	1,785,049

					80,996,326

HEALTH CARE – 4.9%
AbbVie, Inc. (Biotechnology)		2.900%	11/06/2022	2,850,000	2,783,027
Amgen, Inc. (Biotechnology)		4.100%	06/15/2021	1,000,000	1,030,899
Baxalta, Inc. (Biotechnology)		4.000%	06/23/2025	1,400,000	1,396,966
Celgene Corp. (Biotechnology)		3.875%	08/15/2025	1,350,000	1,336,722
Humana, Inc. (Health Care Providers & Svs.)		2.500%	12/15/2020	2,000,000	1,962,312
Humana, Inc. (Health Care Providers & Svs.)		2.900%	12/15/2022	2,000,000	1,954,668
Pfizer, Inc. (Pharmaceuticals)		3.000%	12/15/2026	900,000	871,030
Teva Pharmaceutical Finance Netherlands III BV (Pharmaceuticals)		1.700%	07/19/2019	1,800,000	1,740,427
Teva Pharmaceutical Finance Netherlands III BV (Pharmaceuticals)	(a)	6.000%	04/15/2024	2,000,000	1,941,490

					15,017,541

INDUSTRIALS – 5.5%
Aircastle Ltd. (Trading Companies & Distributors)		4.125%	05/01/2024	4,000,000	3,940,000
Burlington Northern Santa Fe, LLC (Road & Rail)		4.550%	09/01/2044	900,000	967,918
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	1,425,000	1,535,661
Illinois Tool Works, Inc. (Machinery)		3.375%	09/15/2021	500,000	505,747
Lockheed Martin Corp. (Aerospace & Defense)		3.350%	09/15/2021	1,000,000	1,011,429
Lockheed Martin Corp. (Aerospace & Defense)		3.600%	03/01/2035	1,000,000	953,675
Norfolk Southern Corp. (Road & Rail)		3.000%	04/01/2022	600,000	595,506
Northrop Grumman Corp. (Aerospace & Defense)		2.930%	01/15/2025	3,900,000	3,737,389
Parker-Hannifin Corp. (Machinery)		4.200%	11/21/2034	1,400,000	1,457,461
Raytheon Co. (Aerospace & Defense)		4.400%	02/15/2020	1,250,000	1,286,497
Union Pacific Corp. (Road & Rail)		3.250%	08/15/2025	1,000,000	986,730

					16,978,013

INFORMATION TECHNOLOGY – 4.9%
Alibaba Group Holding Ltd. (Internet Software & Svs.)		3.400%	12/06/2027	2,000,000	1,896,861
Alibaba Group Holding Ltd. (Internet Software & Svs.)		4.200%	12/06/2047	1,000,000	957,542
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.500%	02/09/2025	1,000,000	947,590
Apple, Inc. (Tech. Hardware, Storage & Periph.)		3.350%	02/09/2027	900,000	888,529
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		4.900%	10/15/2025	850,000	882,043
Intel Corp. (Semiconductors & Equip.)		4.000%	12/15/2032	1,500,000	1,560,275
Jabil, Inc. (Electronic Equip., Instr. & Comp.)		3.950%	01/12/2028	2,800,000	2,711,184
KLA-Tencor Corp. (Semiconductors & Equip.)		3.375%	11/01/2019	900,000	906,672
Microsoft Corp. (Software)		4.100%	02/06/2037	900,000	950,210
Microsoft Corp. (Software)		4.450%	11/03/2045	900,000	994,562

3	(continued)

Ohio National Fund, Inc.	Bond Portfolio (Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
INFORMATION TECHNOLOGY (continued)
Oracle Corp. (Software)		4.300%	07/08/2034	$1,500,000	$ 1,581,835
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)	(a)	4.875%	03/01/2024	900,000	899,175

					15,176,478

MATERIALS – 8.1%
Anglo American Capital PLC (Metals & Mining)	(a)	3.750%	04/10/2022	1,000,000	996,800
Anglo American Capital PLC (Metals & Mining)	(a)	4.750%	04/10/2027	1,000,000	1,010,992
Anglo American Capital PLC (Metals & Mining)	(a)	4.000%	09/11/2027	900,000	862,518
CF Industries, Inc. (Chemicals)	(a)	3.400%	12/01/2021	900,000	888,444
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	1,900,000	1,906,296
FMC Corp. (Chemicals)		3.950%	02/01/2022	1,000,000	1,014,471
Kinross Gold Corp. (Metals & Mining)	(a)	4.500%	07/15/2027	1,000,000	979,300
Martin Marietta Materials, Inc. (Construction Materials)		3.500%	12/15/2027	4,000,000	3,809,217
Martin Marietta Materials, Inc. (Construction Materials)		4.250%	12/15/2047	1,000,000	922,938
Mosaic Co. / The (Chemicals)		4.050%	11/15/2027	3,000,000	2,923,925
Packaging Corp. of America (Containers & Packaging)		2.450%	12/15/2020	2,000,000	1,968,098
Packaging Corp. of America (Containers & Packaging)		3.400%	12/15/2027	2,000,000	1,911,875
RPM International, Inc. (Chemicals)		4.250%	01/15/2048	3,000,000	2,831,097
Yamana Gold, Inc. (Metals & Mining)	(a)	4.625%	12/15/2027	2,800,000	2,755,356

					24,781,327

REAL ESTATE – 8.5%
Alexandria Real Estate Equities, Inc. (Equity REIT)		3.950%	01/15/2028	900,000	878,340
Boston Properties LP (Equity REIT)		3.125%	09/01/2023	925,000	907,841
Camden Property Trust (Equity REIT)		4.250%	01/15/2024	900,000	926,290
Crown Castle International Corp. (Equity REIT)		4.000%	03/01/2027	1,800,000	1,768,860
DDR Corp. (Equity REIT)		3.625%	02/01/2025	1,721,000	1,647,567
Federal Realty Investment Trust (Equity REIT)		3.000%	08/01/2022	1,425,000	1,408,644
Federal Realty Investment Trust (Equity REIT)		3.250%	07/15/2027	4,800,000	4,557,807
HCP, Inc. (Equity REIT)		4.000%	06/01/2025	1,500,000	1,501,461
Healthcare Realty Trust, Inc. (Equity REIT)		3.875%	05/01/2025	1,400,000	1,379,292
Healthcare Realty Trust, Inc. (Equity REIT)		3.625%	01/15/2028	1,000,000	947,094
Hospitality Properties Trust (Equity REIT)		4.250%	02/15/2021	1,000,000	1,017,477
Kilroy Realty LP (Equity REIT)		3.450%	12/15/2024	1,000,000	969,821
Public Storage (Equity REIT)		3.094%	09/15/2027	900,000	863,776
Simon Property Group LP (Equity REIT)		3.750%	02/01/2024	1,475,000	1,495,144
Vornado Realty LP (Equity REIT)		3.500%	01/15/2025	5,000,000	4,811,490
Welltower, Inc. (Equity REIT)		4.250%	04/01/2026	1,000,000	1,011,841

					26,092,745

TELECOMMUNICATION SERVICES – 2.4%
AT&T, Inc. (Diversified Telecom. Svs.)		3.400%	05/15/2025	900,000	866,719
AT&T, Inc. (Diversified Telecom. Svs.)		3.900%	08/14/2027	3,300,000	3,320,504
AT&T, Inc. (Diversified Telecom. Svs.)		4.900%	08/14/2037	1,000,000	1,007,384
Rogers Communications, Inc. (Wireless Telecom. Svs.)		3.000%	03/15/2023	700,000	689,874
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.600%	04/01/2021	1,250,000	1,302,825
Verizon Communications, Inc. (Diversified Telecom. Svs.)		3.850%	11/01/2042	425,000	373,658

					7,560,964

UTILITIES – 8.5%
AEP Transmission Co., LLC (Electric Utilities)		4.000%	12/01/2046	900,000	898,252
American Water Capital Corp. (Water Utilities)		4.300%	12/01/2042	1,400,000	1,502,084
Appalachian Power Co. (Electric Utilities)		4.600%	03/30/2021	1,000,000	1,042,945
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	900,000	947,876
DTE Electric Co. (Electric Utilities)		3.375%	03/01/2025	1,000,000	996,459
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	900,000	814,447
Duke Energy Florida LLC (Electric Utilities)		2.100%	12/15/2019	1,750,000	1,740,880
Duke Energy Florida LLC (Electric Utilities)		4.550%	04/01/2020	500,000	515,749
Eversource Energy (Electric Utilities)		3.300%	01/15/2028	3,000,000	2,888,559
ITC Holdings Corp. (Electric Utilities)		3.650%	06/15/2024	500,000	499,547
LG&E & KU Energy LLC (Electric Utilities)		4.375%	10/01/2021	1,000,000	1,036,783
New England Power Co. (Multi-Utilities)	(a)	3.800%	12/05/2047	1,000,000	967,726
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		1.649%	09/01/2018	900,000	895,799
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		2.800%	01/15/2023	3,000,000	2,918,450
Public Service Electric & Gas Co. (Multi-Utilities)		3.600%	12/01/2047	3,000,000	2,864,786
South Carolina Electric & Gas Co. (Electric Utilities)		4.350%	02/01/2042	1,000,000	994,712
Southern Co. Gas Capital Corp. (Gas Utilities)		5.250%	08/15/2019	1,000,000	1,031,798
Southwest Gas Corp. (Gas Utilities)		3.875%	04/01/2022	1,250,000	1,254,294
Virginia Electric & Power Co. (Electric Utilities)		3.450%	02/15/2024	1,255,000	1,258,441
Xcel Energy, Inc. (Electric Utilities)		4.700%	05/15/2020	1,000,000	1,027,386

					26,096,973

Total Corporate Bonds (Cost $299,487,183)					$295,387,915

Asset-Backed Securities – 2.5%		Rate	Maturity	Face Amount	Value
INDUSTRIALS – 2.5%
Air Canada 2017-1 Class B Pass Through Trust	(a)	3.700%	01/15/2026	$2,500,000	$ 2,447,975

4	(continued)

Ohio National Fund, Inc.	Bond Portfolio (Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

Asset-Backed Securities (Continued)		Rate	Maturity	Face Amount	Value
INDUSTRIALS (continued)
American Airlines 2015-1 Class B Pass Through Trust		3.700%	05/01/2023	$3,666,153	$ 3,601,995
United Airlines 2016-1 Class B Pass Through Trust		3.650%	01/07/2026	1,800,000	1,763,253

Total Asset-Backed Securities (Cost $7,970,285)					$ 7,813,223

Sovereign Issues – 1.0%		Rate	Maturity	Face Amount	Value
Mexico Government International Bond		3.750%	01/11/2028	$3,000,000	$ 2,901,000

Total Sovereign Issues (Cost $2,987,367)					$ 2,901,000

U.S. Treasury Obligations – 0.5%		Rate	Maturity	Face Amount	Value
U.S. Treasury Note		1.750%	06/30/2022	$1,500,000	$ 1,453,376

Total U.S. Treasury Obligations (Cost $1,476,673)					$ 1,453,376

Money Market Funds – 1.4%				Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class				4,358,113	$ 4,357,241

Total Money Market Funds (Cost $4,357,888)					$ 4,357,241

Total Investments – 101.6% (Cost $316,279,396)	(c)				$311,912,755
Liabilities in Excess of Other Assets – (1.6)%					(4,896,608)

Net Assets – 100.0%					$307,016,147

Percentages are stated as a percent of net assets.

Abbreviations:

QL: Quarterly U.S. LIBOR Rate, 2.312% on 03/31/2018

Footnotes:

(a)

Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2018, the value of these securities totaled $26,674,785, or 8.7% of the Portfolio’s net assets. Unless also noted as illiquid, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(b)

Security is a variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at March 31, 2018.

(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

5

Ohio National Fund, Inc.	Omni Portfolio
Schedule of Investments	March 31, 2018 (Unaudited)

Common Stocks – 77.9%		Shares	Value
CONSUMER DISCRETIONARY – 13.3%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	1,623	$ 2,349,033
CBS Corp. Class B (Media)		18,008	925,431
McDonald’s Corp. (Hotels, Restaurants & Leisure)		1,671	261,311
Netflix, Inc. (Internet & Direct Marketing Retail)	(a)	1,261	372,436
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		9,540	633,838
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	18,732	992,234
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		19,933	1,048,675
Time Warner, Inc. (Media)		13,431	1,270,304
Walt Disney Co. / The (Media)		10,025	1,006,911

			8,860,173

CONSUMER STAPLES – 5.3%
Coca-Cola Co. / The (Beverages)		15,674	680,722
Conagra Brands, Inc. (Food Products)		23,120	852,666
Mondelez International, Inc. Class A (Food Products)		12,171	507,896
Philip Morris International, Inc. (Tobacco)		7,281	723,731
Pinnacle Foods, Inc. (Food Products)		14,871	804,521

			3,569,536

FINANCIALS – 13.6%
Bank of America Corp. (Banks)		46,271	1,387,667
Capital One Financial Corp. (Consumer Finance)		11,130	1,066,477
Citigroup, Inc. (Banks)		15,567	1,050,772
Goldman Sachs Group, Inc. / The (Capital Markets)		5,309	1,337,125
JPMorgan Chase & Co. (Banks)		10,955	1,204,721
Lincoln National Corp. (Insurance)		13,945	1,018,822
MetLife, Inc. (Insurance)		23,549	1,080,664
Morgan Stanley (Capital Markets)		17,436	940,846

			9,087,094

HEALTH CARE – 4.6%
Aerie Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	14,748	800,079
Bristol-Myers Squibb Co. (Pharmaceuticals)		10,606	670,830
Celgene Corp. (Biotechnology)	(a)	2,920	260,493
Sage Therapeutics, Inc. (Biotechnology)	(a)	4,113	662,481
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		3,246	694,644

			3,088,527

INDUSTRIALS – 19.8%
AECOM (Construction & Engineering)	(a)	20,660	736,116
Boeing Co. / The (Aerospace & Defense)		2,375	778,715
Caterpillar, Inc. (Machinery)		6,329	932,768
CSX Corp. (Road & Rail)		19,773	1,101,554
Delta Air Lines, Inc. (Airlines)		15,995	876,686
Evoqua Water Technologies Corp. (Machinery)	(a)	35,431	754,326
FedEx Corp. (Air Freight & Logistics)		2,183	524,160
Honeywell International, Inc. (Industrial Conglomerates)		1,837	265,465
Kansas City Southern (Road & Rail)		12,164	1,336,215
Lockheed Martin Corp. (Aerospace & Defense)		3,073	1,038,459
Quanta Services, Inc. (Construction & Engineering)	(a)	30,801	1,058,014
Raytheon Co. (Aerospace & Defense)		4,513	973,996
Rockwell Automation, Inc. (Electrical Equip.)		5,596	974,823
Union Pacific Corp. (Road & Rail)		8,103	1,089,286
XPO Logistics, Inc. (Air Freight & Logistics)	(a)	8,065	821,098

			13,261,681

INFORMATION TECHNOLOGY – 21.3%
Alibaba Group Holding Ltd. – ADR (Internet Software & Svs.)	(a)	5,562	1,020,849
Alphabet, Inc. Class C (Internet Software & Svs.)	(a)	1,356	1,399,107
Apple, Inc. (Tech. Hardware, Storage & Periph.)		12,119	2,033,326
Broadcom Ltd. (Semiconductors & Equip.)		4,320	1,018,008
Cisco Systems, Inc. (Communications Equip.)		13,067	560,444
CommScope Holding Co., Inc. (Communications Equip.)	(a)	26,009	1,039,580
DXC Technology Co. (IT Svs.)		13,444	1,351,525
Intel Corp. (Semiconductors & Equip.)		21,413	1,115,189
Marvell Technology Group Ltd. (Semiconductors & Equip.)		47,128	989,688
Microsoft Corp. (Software)		21,163	1,931,547
NVIDIA Corp. (Semiconductors & Equip.)		1,242	287,635

6	(continued)

Ohio National Fund, Inc.	Omni Portfolio (Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

Common Stocks (Continued)		Shares	Value
INFORMATION TECHNOLOGY (continued)
Oracle Corp. (Software)		17,833	$ 815,860
salesforce.com, Inc. (Software)	(a)	6,098	709,197

			14,271,955

Total Common Stocks (Cost $47,213,874)			$52,138,966

Corporate Bonds – 19.5%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY – 2.0%
21st Century Fox America, Inc. (Media)		4.500%	02/15/2021	$100,000	$ 104,034
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(b)	3.875%	08/22/2037	100,000	99,271
Booking Holdings, Inc. (Internet & Direct Marketing Retail)		3.550%	03/15/2028	200,000	193,391
Discovery Communications, LLC (Media)		3.950%	03/20/2028	100,000	95,921
General Motors Co. (Automobiles)		5.000%	04/01/2035	100,000	98,944
Kohl’s Corp. (Multiline Retail)		4.000%	11/01/2021	75,000	76,178
Lear Corp. (Auto Components)		5.250%	01/15/2025	222,000	234,537
Newell Brands, Inc. (Household Durables)		3.150%	04/01/2021	100,000	99,062
Time Warner Cable, LLC (Media)		6.550%	05/01/2037	150,000	168,434
Viacom, Inc. (Media)		4.250%	09/01/2023	75,000	76,090
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)		4.150%	04/01/2024	100,000	99,701

					1,345,563

CONSUMER STAPLES – 0.6%
Anheuser-Busch InBev Finance, Inc. (Beverages)		4.700%	02/01/2036	100,000	105,666
Costco Wholesale Corp. (Food & Staples Retailing)		3.000%	05/18/2027	100,000	96,618
Mead Johnson Nutrition Co. (Food Products)		3.000%	11/15/2020	100,000	99,597
Philip Morris International, Inc. (Tobacco)		3.375%	08/11/2025	100,000	98,165

					400,046

ENERGY – 2.7%
Berkshire Hathaway Energy Co. (Oil, Gas & Consumable Fuels)	(b)	3.250%	04/15/2028	100,000	96,438
BP Capital Markets PLC (Oil, Gas & Consumable Fuels)		3.017%	01/16/2027	100,000	95,364
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)		4.950%	06/01/2047	100,000	104,140
Chevron Corp. (Oil, Gas & Consumable Fuels)		2.895%	03/03/2024	100,000	97,911
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)		4.500%	06/01/2025	100,000	100,877
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		3.150%	04/01/2025	100,000	96,862
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		4.114%	03/01/2046	100,000	105,388
Halliburton Co. (Energy Equip. & Svs.)		4.850%	11/15/2035	100,000	107,548
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		4.150%	03/01/2022	75,000	76,177
Magellan Midstream Partners LP (Oil, Gas & Consumable Fuels)		6.400%	07/15/2018	150,000	151,438
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		3.850%	06/01/2025	150,000	148,133
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		4.450%	12/01/2022	100,000	96,750
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		4.000%	07/13/2027	150,000	147,677
Shell International Finance BV (Oil, Gas & Consumable Fuels)		4.000%	05/10/2046	100,000	100,450
TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)		2.500%	08/01/2022	75,000	72,963
Williams Partners LP (Oil, Gas & Consumable Fuels)		3.350%	08/15/2022	109,000	106,971
Williams Partners LP (Oil, Gas & Consumable Fuels)		5.400%	03/04/2044	100,000	104,599

					1,809,686

FINANCIALS – 6.2%
Aflac, Inc. (Insurance)		3.625%	06/15/2023	75,000	76,074
American International Group, Inc. (Insurance)		3.875%	01/15/2035	100,000	93,142
Bank of America Corp. (Banks)		3.875%	08/01/2025	150,000	151,059
Bank of Montreal (Banks)	(c)	3.803%	12/15/2032	200,000	189,474
Bank of New York Mellon Corp. / The (Capital Markets)		3.300%	08/23/2029	200,000	187,877
Berkshire Hathaway, Inc. (Diversified Financial Svs.)		3.125%	03/15/2026	100,000	97,408
Branch Banking & Trust Co. (Banks)		3.625%	09/16/2025	100,000	99,621
Capital One Financial Corp. (Consumer Finance)		2.450%	04/24/2019	200,000	199,092
Citigroup, Inc. (Banks)		4.400%	06/10/2025	100,000	101,796
Comerica, Inc. (Banks)		3.800%	07/22/2026	100,000	98,229
Deutsche Bank AG (Capital Markets)		2.700%	07/13/2020	200,000	195,736
E*TRADE Financial Corp. (Capital Markets)		2.950%	08/24/2022	200,000	194,631
Ford Motor Credit Co. LLC (Consumer Finance)		3.157%	08/04/2020	100,000	99,459
General Motors Financial Co., Inc. (Consumer Finance)		3.200%	07/06/2021	100,000	99,116
Goldman Sachs Group, Inc. / The (Capital Markets)		3.750%	05/22/2025	100,000	98,934
Intercontinental Exchange, Inc. (Capital Markets)		2.750%	12/01/2020	100,000	99,199
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. (Diversified Financial Svs.)		4.850%	01/15/2027	200,000	204,399
JPMorgan Chase & Co. (Banks)		3.250%	09/23/2022	100,000	99,672
JPMorgan Chase & Co. (Banks)		3.625%	12/01/2027	200,000	191,516
Marsh & McLennan Cos., Inc. (Insurance)		3.500%	06/03/2024	100,000	99,483
Mellon Funding Corp. (Capital Markets)		5.500%	11/15/2018	100,000	101,702

7	(continued)

Ohio National Fund, Inc.	Omni Portfolio (Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
FINANCIALS (continued)
Morgan Stanley (Capital Markets)		3.750%	02/25/2023	$ 75,000	$ 75,829
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	100,000	97,304
Nasdaq, Inc. (Capital Markets)		3.850%	06/30/2026	100,000	98,587
Northern Trust Corp. (Capital Markets)		3.950%	10/30/2025	75,000	77,063
PNC Bank NA (Banks)		3.250%	06/01/2025	195,000	190,720
Progressive Corp. / The (Insurance)		2.450%	01/15/2027	100,000	91,669
Synchrony Financial (Consumer Finance)		4.250%	08/15/2024	100,000	99,360
TD Ameritrade Holding Corp. (Capital Markets)		3.300%	04/01/2027	150,000	146,229
Teachers Insurance & Annuity Association of America (Insurance)	(b)	4.270%	05/15/2047	100,000	99,832
Wells Fargo & Co. (Banks)		3.500%	03/08/2022	75,000	75,179
Wells Fargo & Co. (Banks)		3.000%	04/22/2026	100,000	93,827
Westpac Banking Corp. (Banks)	(c)	4.322%	11/23/2031	200,000	198,339

					4,121,557

HEALTH CARE – 1.0%
AbbVie, Inc. (Biotechnology)		2.900%	11/06/2022	150,000	146,475
Baxalta, Inc. (Biotechnology)		4.000%	06/23/2025	100,000	99,783
Celgene Corp. (Biotechnology)		3.875%	08/15/2025	150,000	148,525
Pfizer, Inc. (Pharmaceuticals)		3.000%	12/15/2026	100,000	96,781
Teva Pharmaceutical Finance Netherlands III BV (Pharmaceuticals)		1.700%	07/19/2019	200,000	193,381

					684,945

INDUSTRIALS – 1.0%
Burlington Northern Santa Fe, LLC (Road & Rail)		4.550%	09/01/2044	100,000	107,546
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	75,000	80,824
Lockheed Martin Corp. (Aerospace & Defense)		3.600%	03/01/2035	100,000	95,368
Norfolk Southern Corp. (Road & Rail)		3.000%	04/01/2022	75,000	74,438
Northrop Grumman Corp. (Aerospace & Defense)		2.930%	01/15/2025	100,000	95,831
Parker-Hannifin Corp. (Machinery)		4.200%	11/21/2034	100,000	104,104
Union Pacific Corp. (Road & Rail)		3.250%	08/15/2025	100,000	98,673

					656,784

INFORMATION TECHNOLOGY – 1.6%
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.500%	02/09/2025	100,000	94,759
Apple, Inc. (Tech. Hardware, Storage & Periph.)		3.350%	02/09/2027	100,000	98,725
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		4.900%	10/15/2025	150,000	155,655
Jabil, Inc. (Electronic Equip., Instr. & Comp.)		3.950%	01/12/2028	200,000	193,656
KLA-Tencor Corp. (Semiconductors & Equip.)		3.375%	11/01/2019	100,000	100,741
Microsoft Corp. (Software)		4.100%	02/06/2037	100,000	105,579
Microsoft Corp. (Software)		4.450%	11/03/2045	100,000	110,507
Oracle Corp. (Software)		4.300%	07/08/2034	100,000	105,456
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)	(b)	4.875%	03/01/2024	100,000	99,908

					1,064,986

MATERIALS – 1.0%
Anglo American Capital PLC (Metals & Mining)	(b)	4.000%	09/11/2027	100,000	95,836
CF Industries, Inc. (Chemicals)	(b)	3.400%	12/01/2021	100,000	98,716
CF Industries, Inc. (Chemicals)		3.450%	06/01/2023	75,000	72,000
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	100,000	100,331
Mosaic Co. / The (Chemicals)		4.050%	11/15/2027	100,000	97,464
Yamana Gold, Inc. (Metals & Mining)	(b)	4.625%	12/15/2027	200,000	196,811

					661,158

REAL ESTATE – 1.6%
Alexandria Real Estate Equities, Inc. (Equity REIT)		3.950%	01/15/2028	100,000	97,593
Boston Properties LP (Equity REIT)		3.125%	09/01/2023	75,000	73,609
Camden Property Trust (Equity REIT)		4.250%	01/15/2024	100,000	102,921
Crown Castle International Corp. (Equity REIT)		4.000%	03/01/2027	200,000	196,540
Federal Realty Investment Trust (Equity REIT)		3.000%	08/01/2022	75,000	74,139
Federal Realty Investment Trust (Equity REIT)		3.250%	07/15/2027	200,000	189,909
HCP, Inc. (Equity REIT)		4.000%	06/01/2025	100,000	100,098
Healthcare Realty Trust, Inc. (Equity REIT)		3.875%	05/01/2025	100,000	98,521
Public Storage (Equity REIT)		3.094%	09/15/2027	100,000	95,975
Simon Property Group LP (Equity REIT)		3.750%	02/01/2024	75,000	76,024

					1,105,329

TELECOMMUNICATION SERVICES – 0.7%
AT&T, Inc. (Diversified Telecom. Svs.)		3.400%	05/15/2025	100,000	96,302
AT&T, Inc. (Diversified Telecom. Svs.)		3.900%	08/14/2027	200,000	201,242

8	(continued)

Ohio National Fund, Inc.	Omni Portfolio (Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

Corporate Bonds (Continued)	Rate	Maturity	Face Amount	Value
TELECOMMUNICATION SERVICES (continued)
Rogers Communications, Inc. (Wireless Telecom. Svs.)	3.000%	03/15/2023	$ 75,000	$ 73,915
Verizon Communications, Inc. (Diversified Telecom. Svs.)	3.850%	11/01/2042	75,000	65,940

				437,399

UTILITIES – 1.1%
AEP Transmission Co., LLC (Electric Utilities)	4.000%	12/01/2046	100,000	99,806
American Water Capital Corp. (Water Utilities)	4.300%	12/01/2042	100,000	107,292
Commonwealth Edison Co. (Electric Utilities)	4.350%	11/15/2045	100,000	105,320
Duke Energy Corp. (Electric Utilities)	3.750%	09/01/2046	100,000	90,494
Fortis, Inc. (Electric Utilities)	3.055%	10/04/2026	100,000	92,615
NextEra Energy Capital Holdings, Inc. (Electric Utilities)	1.649%	09/01/2018	100,000	99,533
South Carolina Electric & Gas Co. (Electric Utilities)	4.350%	02/01/2042	75,000	74,603
Southwest Gas Corp. (Gas Utilities)	3.875%	04/01/2022	75,000	75,258

				744,921

Total Corporate Bonds (Cost $13,111,772)				$13,032,374

Master Limited Partnerships – 1.4%	Shares	Value
FINANCIALS – 1.4%
Blackstone Group LP / The (Capital Markets)	28,567	$ 912,716

Total Master Limited Partnerships (Cost $1,012,087)		$ 912,716

Asset-Backed Securities – 0.5%		Rate	Maturity	Face Amount	Value
INDUSTRIALS – 0.5%
American Airlines 2015-1 Class B Pass Through Trust		3.700%	05/01/2023	$152,756	$ 150,083
United Airlines 2016-1 Class B Pass Through Trust		3.650%	01/07/2026	200,000	195,917

Total Asset-Backed Securities (Cost $352,793)					$ 346,000

U.S. Treasury Obligations – 0.4%		Rate	Maturity	Face Amount	Value
U.S. Treasury Note		1.500%	05/15/2020	$100,000	$ 98,303
U.S. Treasury Note		1.750%	05/15/2022	200,000	194,060

Total U.S. Treasury Obligations (Cost $304,352)					$ 292,363

Money Market Funds – 0.5%				Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class				336,731	$ 336,663

Total Money Market Funds (Cost $336,723)					$ 336,663

Total Investments – 100.2% (Cost $62,331,601)	(d)				$67,059,082
Liabilities in Excess of Other Assets – (0.2)%					(103,087)

Net Assets – 100.0%					$66,955,995

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a)	Non-income producing security.
(b)

Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2018, the value of these securities totaled $786,812, or 1.2% of the Portfolio’s net assets. Unless also noted as illiquid, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c)

Security is a variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at March 31, 2018.

(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Capital Appreciation Portfolio

Schedule of Investments	March 31, 2018 (Unaudited)

Common Stocks – 99.3%		Shares	Value
CONSUMER DISCRETIONARY – 22.5%
Carnival Corp. (Hotels, Restaurants & Leisure)		20,670	$ 1,355,539
Comcast Corp. Class A (Media)		31,119	1,063,336
Houghton Mifflin Harcourt Co. (Diversified Consumer Svs.)	(a)	135,196	939,612
Hyatt Hotels Corp. Class A (Hotels, Restaurants & Leisure)		30,379	2,316,703
International Game Technology PLC (Hotels, Restaurants & Leisure)		55,181	1,474,988
Laureate Education, Inc. Class A (Diversified Consumer Svs.)	(a)	103,112	1,417,790
Liberty Global PLC Class C (Media)	(a)	42,316	1,287,676
Liberty Interactive Corp. QVC Group Class A (Internet & Direct Marketing Retail)	(a)	50,875	1,280,524
Live Nation Entertainment, Inc. (Media)	(a)	22,880	964,163
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	19,941	1,777,142
MGM Resorts International (Hotels, Restaurants & Leisure)		53,960	1,889,679
Playa Hotels & Resorts N.V. (Hotels, Restaurants & Leisure)	(a)	135,253	1,382,286
SeaWorld Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	70,297	1,042,504
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		49,911	2,625,818
Twenty-First Century Fox, Inc. Class A (Media)		73,830	2,708,823
Viacom, Inc. Class B (Media)		57,032	1,771,414
Wendy’s Co. / The (Hotels, Restaurants & Leisure)		83,070	1,457,878

			26,755,875

CONSUMER STAPLES – 3.3%
Conagra Brands, Inc. (Food Products)		20,204	745,124
Mondelez International, Inc. Class A (Food Products)		42,475	1,772,482
Walmart, Inc. (Food & Staples Retailing)		16,055	1,428,413

			3,946,019

ENERGY – 7.1%
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		29,884	1,805,292
Andeavor (Oil, Gas & Consumable Fuels)		7,117	715,686
Arch Coal, Inc. Class A (Oil, Gas & Consumable Fuels)		8,009	735,867
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	8,199	1,232,556
Halliburton Co. (Energy Equip. & Svs.)		46,814	2,197,449
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)		59,305	1,796,941

			8,483,791

FINANCIALS – 18.6%
Bank of America Corp. (Banks)		85,220	2,555,748
BB&T Corp. (Banks)		40,151	2,089,458
Brighthouse Financial, Inc. (Insurance)	(a)	22,589	1,161,075
Chubb Ltd. (Insurance)		6,726	919,915
Citigroup, Inc. (Banks)		25,241	1,703,767
Goldman Sachs Group, Inc. / The (Capital Markets)		8,778	2,210,827
JPMorgan Chase & Co. (Banks)		26,075	2,867,468
MetLife, Inc. (Insurance)		41,802	1,918,294
Morgan Stanley (Capital Markets)		35,446	1,912,666
Pinnacle Financial Partners, Inc. (Banks)		18,737	1,202,915
PNC Financial Services Group, Inc. / The (Banks)		15,815	2,391,861
TPG Pace Holdings Corp. (Capital Markets)	(a)	108,072	1,131,514

			22,065,508

HEALTH CARE – 12.4%
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	9,714	1,082,723
Allergan PLC (Pharmaceuticals)		10,291	1,731,872
Biogen, Inc. (Biotechnology)	(a)	4,210	1,152,782
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	18,922	1,534,007

Common Stocks (Continued)		Shares	Value
HEALTH CARE (continued)
Bristol-Myers Squibb Co. (Pharmaceuticals)		35,795	$ 2,264,034
Cigna Corp. (Health Care Providers & Svs.)		9,765	1,637,981
Merck & Co., Inc. (Pharmaceuticals)		15,545	846,736
Mylan N.V. (Pharmaceuticals)	(a)	41,296	1,700,156
Pfizer, Inc. (Pharmaceuticals)		24,014	852,257
Shire PLC – ADR (Biotechnology)		7,606	1,136,260
Siemens Healthineers AG (Health Care Equip. & Supplies)	(a)(b)(c)	19,907	818,118

			14,756,926

INDUSTRIALS – 10.8%
Caterpillar, Inc. (Machinery)		3,894	573,898
Delta Air Lines, Inc. (Airlines)		28,317	1,552,055
Emerson Electric Co. (Electrical Equip.)		20,411	1,394,071
Mobile Mini, Inc. (Commercial Svs. & Supplies)		29,899	1,300,606
Schneider National, Inc. Class B (Road & Rail)		57,328	1,493,968
Trinity Industries, Inc. (Machinery)		45,962	1,499,740
Union Pacific Corp. (Road & Rail)		15,269	2,052,612
United Technologies Corp. (Aerospace & Defense)		13,236	1,665,353
Univar, Inc. (Trading Companies & Distributors)	(a)	47,439	1,316,432

			12,848,735

INFORMATION TECHNOLOGY – 19.5%
Alphabet, Inc. Class C (Internet Software & Svs.)	(a)	2,056	2,121,360
Apple, Inc. (Tech. Hardware, Storage & Periph.)		11,161	1,872,593
Benchmark Electronics, Inc. (Electronic Equip., Instr. & Comp.)		33,292	993,766
BlackBerry Ltd. (Software)	(a)	88,533	1,018,130
Diebold Nixdorf, Inc. (Tech. Hardware, Storage & Periph.)		35,991	554,261
FLIR Systems, Inc. (Electronic Equip., Instr. & Comp.)		39,116	1,956,191
Fortinet, Inc. (Software)	(a)	23,131	1,239,359
Guidewire Software, Inc. (Software)	(a)	8,632	697,725
Intel Corp. (Semiconductors & Equip.)		41,426	2,157,466
Microsoft Corp. (Software)		27,198	2,482,362
Oracle Corp. (Software)		33,509	1,533,037
PTC, Inc. (Software)	(a)	19,820	1,546,158
QUALCOMM, Inc. (Semiconductors & Equip.)		26,474	1,466,924
Teradata Corp. (IT Svs.)	(a)	37,078	1,470,884
Verint Systems, Inc. (Software)	(a)	34,359	1,463,693
Versum Materials, Inc. (Semiconductors & Equip.)		15,754	592,823

			23,166,732

MATERIALS – 3.1%
Agnico Eagle Mines Ltd. (Metals & Mining)		33,146	1,394,452
Rio Tinto PLC – ADR (Metals & Mining)		29,007	1,494,731
United States Steel Corp. (Metals & Mining)		23,532	828,091

			3,717,274

REAL ESTATE – 0.9%
CoreCivic, Inc. (Equity REIT)		56,504	1,102,958

UTILITIES – 1.1%
Sempra Energy (Multi-Utilities)		11,740	1,305,723

Total Common Stocks (Cost $102,592,260)			$118,149,541

Money Market Funds – 0.3%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class		301,157	$ 301,097

Total Money Market Funds (Cost $301,097)			$ 301,097

Total Investments – 99.6% (Cost $102,893,357)	(d)		$118,450,638
Other Assets in Excess of Liabilities – 0.4%			492,521

Net Assets – 100.0%			$118,943,159

10	(continued)

Ohio National Fund, Inc.	Capital Appreciation Portfolio (Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

Percentages are stated as a percent of net assets.

Abbreviations:

        ADR: American Depositary Receipts

Footnotes:

(a)	Non-income producing security.
(b)

Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2018, the value of these securities totaled $818,118, or 0.7% of the Portfolio’s net assets. Unless also noted as illiquid, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c)

As discussed in Note 2 of the Notes to Schedules of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances, the independent fair valuation service uses a stock’s local close price because the service’s measure of predictability related to their valuation model of a stock is below a chosen threshold. These securities represent $818,118 or 0.7% of the Portfolio’s net assets.

Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON International Equity Portfolio

Schedule of Investments	March 31, 2018 (Unaudited)

Common Stocks – 96.2%		Shares	Value
JAPAN – 19.5%
Bridgestone Corp. (Consumer Discretionary)	(a)	32,800	$ 1,442,997
Daiwa House Industry Co. Ltd. (Real Estate)	(a)	104,419	4,022,566
Don Quijote Holdings Co. Ltd. (Consumer Discretionary)	(a)	80,000	4,584,821
Hoshizaki Corp. (Industrials)	(a)	100	8,915
Isuzu Motors Ltd. (Consumer Discretionary)	(a)	133,500	2,045,416
Kao Corp. (Consumer Staples)	(a)	24,410	1,832,543
KDDI Corp. (Telecommunication Services)	(a)	68,800	1,771,904
Makita Corp. (Industrials)	(a)	64,000	3,170,184
Nexon Co. Ltd. (Information Technology)	(a)(b)	111,600	1,892,030
Shin-Etsu Chemical Co. Ltd. (Materials)	(a)	18,500	1,929,719
Sony Corp. (Consumer Discretionary)	(a)	32,200	1,584,250
Sumitomo Mitsui Financial Group, Inc. (Financials)	(a)	60,500	2,566,669
United Arrows Ltd. (Consumer Discretionary)	(a)	29,000	1,099,579
Yamaha Corp. (Consumer Discretionary)	(a)	42,400	1,862,409

			29,814,002

UNITED KINGDOM – 15.1%
Aon PLC (Financials)		23,400	3,283,722
British American Tobacco PLC (Consumer Staples)	(a)	63,934	3,695,824
BT Group PLC (Telecommunication Services)	(a)	310,491	991,028
Compass Group PLC (Consumer Discretionary)	(a)	124,197	2,535,974
Diageo PLC (Consumer Staples)	(a)	42,579	1,440,009
Howden Joinery Group PLC (Industrials)	(a)	189,724	1,228,061
Informa PLC (Consumer Discretionary)	(a)	177,737	1,790,905
Prudential PLC (Financials)	(a)	210,098	5,250,070
Unilever PLC (Consumer Staples)	(a)	53,380	2,960,592

			23,176,185

FRANCE – 11.8%
Air Liquide SA (Materials)	(a)	17,463	2,143,016
Capgemini SE (Information Technology)	(a)	23,490	2,930,951
Cie de Saint-Gobain (Industrials)	(a)	32,349	1,708,189
Cie Generale des Etablissements Michelin SCA (Consumer Discretionary)	(a)	19,465	2,881,651
Safran SA (Industrials)	(a)	16,699	1,772,259
Societe Generale SA (Financials)	(a)	33,571	1,823,253
Valeo SA (Consumer Discretionary)	(a)	27,670	1,830,373
Vinci SA (Industrials)	(a)	31,055	3,058,762

			18,148,454

SWITZERLAND – 6.6%
Ferguson PLC (Industrials)	(a)	47,341	3,560,511
Julius Baer Group Ltd. (Financials)	(a)	31,543	1,941,202
Novartis AG (Health Care)	(a)	56,717	4,587,321

			10,089,034

NETHERLANDS – 5.9%
ABN AMRO Group N.V. (Financials)	(a)	36,271	1,093,692
Royal Dutch Shell PLC (Energy)	(a)	144,246	4,563,733
Wolters Kluwer N.V. (Industrials)	(a)	63,858	3,396,277

			9,053,702

GERMANY – 4.3%
Deutsche Post AG (Industrials)	(a)	32,063	1,404,336
Fresenius SE & Co. KGaA (Health Care)	(a)	18,720	1,431,421
SAP SE (Information Technology)	(a)	35,587	3,735,986

			6,571,743

CANADA – 4.2%
Canadian National Railway Co. (Industrials)		18,200	1,330,160
National Bank of Canada (Financials)		48,044	2,261,333
Suncor Energy, Inc. (Energy)		80,000	2,762,603

			6,354,096

Common Stocks (Continued)		Shares	Value
IRELAND – 3.5%
Medtronic PLC (Health Care)		38,070	$ 3,053,975
Ryanair Holdings PLC – ADR (Industrials)	(b)	19,220	2,361,177

			5,415,152

SWEDEN – 3.3%
Assa Abloy AB Class B (Industrials)	(a)	134,421	2,913,634
Nordea Bank AB (Financials)	(a)	204,885	2,192,261

			5,105,895

NORWAY – 3.1%
Statoil ASA (Energy)	(a)	89,866	2,126,945
Telenor ASA (Telecommunication Services)	(a)	115,878	2,635,195

			4,762,140

AUSTRALIA – 3.0%
BHP Billiton PLC (Materials)	(a)	185,834	3,672,677
Caltex Australia Ltd. (Energy)	(a)	40,834	991,902

			4,664,579

SINGAPORE – 2.2%
DBS Group Holdings Ltd. (Financials)	(a)	108,420	2,290,085
NetLink NBN Trust (Telecommunication Services)	(a)(b)	1,767,100	1,099,734

			3,389,819

UNITED STATES – 2.2%
Shire PLC (Health Care)	(a)	67,902	3,379,471

DENMARK – 2.0%
AP Moller - Maersk A/S Class B (Industrials)	(a)	679	1,059,633
Carlsberg A/S Class B (Consumer Staples)	(a)	16,545	1,975,383

			3,035,016

BELGIUM – 1.7%
Anheuser-Busch InBev SA / N.V. (Consumer Staples)	(a)	23,385	2,571,104

TAIWAN – 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR (Information Technology)		57,500	2,516,200

FINLAND – 1.5%
Sampo Oyj (Financials)	(a)	41,258	2,298,592

SPAIN – 1.4%
Red Electrica Corp. SA (Utilities)	(a)	99,968	2,063,580

TURKEY – 1.0%
Turkcell Iletisim Hizmetleri AS (Telecommunication Services)	(a)	408,770	1,566,397

BRAZIL – 0.9%
Cielo SA (Information Technology)		216,700	1,358,047

LUXEMBOURG – 0.7%
Tenaris SA (Energy)	(a)	63,759	1,102,142

INDIA – 0.7%
ICICI Bank Ltd. – ADR (Financials)		111,800	989,430

Total Common Stocks (Cost $133,605,844)			$147,424,780

Money Market Funds – 3.5%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class		5,285,667	$ 5,284,610

Total Money Market Funds (Cost $5,285,541)			$ 5,284,610

Total Investments – 99.7% (Cost $138,891,385)	(c)		$152,709,390
Other Assets in Excess of Liabilities – 0.3%			501,325

Net Assets – 100.0%			$153,210,715

12	(continued)

Ohio National Fund, Inc.	ON International Equity Portfolio (Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

Percentages are stated as a percent of net assets.

Abbreviations:

        ADR:   American Depositary Receipts

Footnotes:

(a)

Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $127,508,133 or 83.2% of the Portfolio’s net assets.

(b)	Non-income producing security.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Foreign Portfolio

Schedule of Investments	March 31, 2018 (Unaudited)

Common Stocks – 97.2%		Shares	Value
UNITED KINGDOM – 18.1%
Aviva PLC (Financials)	(a)	103,467	$ 722,105
BAE Systems PLC (Industrials)	(a)	138,240	1,131,038
Barclays PLC (Financials)	(a)	319,800	934,489
BP PLC (Energy)	(a)	358,270	2,416,568
Cobham PLC (Industrials)	(a)(b)	322,840	556,322
HSBC Holdings PLC (Financials)	(a)	132,711	1,246,251
Johnson Matthey PLC (Materials)	(a)	23,437	999,851
Kingfisher PLC (Consumer Discretionary)	(a)	256,621	1,052,736
Rolls-Royce Holdings PLC (Industrials)	(a)	52,896	646,713
SIG PLC (Industrials)	(a)	368,740	701,665
Standard Chartered PLC (Financials)	(a)	171,100	1,714,826
Travis Perkins PLC (Industrials)	(a)	28,809	499,492
Vodafone Group PLC (Telecommunication Services)	(a)	233,940	640,067

			13,262,123

JAPAN – 13.5%
Astellas Pharma, Inc. (Health Care)	(a)	67,300	1,029,420
Ezaki Glico Co. Ltd. (Consumer Staples)	(a)	7,100	376,847
Inpex Corp. (Energy)	(a)	81,500	1,011,360
Kirin Holdings Co. Ltd. (Consumer Staples)	(a)	38,500	1,024,950
Panasonic Corp. (Consumer Discretionary)	(a)	65,300	937,740
Ryohin Keikaku Co. Ltd. (Consumer Discretionary)	(a)	1,660	554,591
Seven & i Holdings Co. Ltd. (Consumer Staples)	(a)	9,400	402,624
SoftBank Group Corp. (Telecommunication Services)	(a)	21,200	1,581,335
Sumitomo Metal Mining Co. Ltd. (Materials)	(a)	11,500	475,658
Sumitomo Rubber Industries Ltd. (Consumer Discretionary)	(a)	51,300	945,835
Suntory Beverage & Food Ltd. (Consumer Staples)	(a)	16,700	812,965
Taiheiyo Cement Corp. (Materials)	(a)	20,100	721,978

			9,875,303

FRANCE – 9.2%
AXA SA (Financials)	(a)	35,720	949,545
BNP Paribas SA (Financials)	(a)	21,430	1,589,263
Cie Generale des Etablissements Michelin SCA (Consumer Discretionary)	(a)	4,288	634,807
Sanofi (Health Care)	(a)	12,212	979,891
TOTAL SA (Energy)	(a)	31,640	1,813,593
Veolia Environnement SA (Utilities)	(a)	30,759	730,753

			6,697,852

NETHERLANDS – 8.6%
Aegon N.V. (Financials)	(a)	270,070	1,822,112
Flow Traders (Financials)	(c)	15,070	641,954
ING Groep N.V. (Financials)	(a)	26,474	446,754
QIAGEN N.V. (Health Care)	(a)(b)	36,800	1,189,683
Royal Dutch Shell PLC (Energy)	(a)	68,270	2,196,823

			6,297,326

CHINA – 7.7%
Baidu, Inc. – ADR (Information Technology)	(b)	5,810	1,296,734
China Life Insurance Co. Ltd. (Financials)	(a)	249,000	696,152
China Telecom Corp. Ltd. (Telecommunication Services)	(a)	2,334,000	1,035,203
NetEase, Inc. – ADR (Information Technology)		2,200	616,858
Shandong Weigao Group Medical Polymer Co. Ltd. (Health Care)	(a)	660,000	441,876
Sinopec Engineering Group Co. Ltd. (Industrials)	(a)	800,500	798,377
Sinopharm Group Co. Ltd. (Health Care)	(c)	155,200	777,172

			5,662,372

SOUTH KOREA – 7.6%
DB Insurance Co. Ltd. (Financials)	(a)	9,026	560,737
Hana Financial Group, Inc. (Financials)	(a)	29,001	1,249,859

Common Stocks (Continued)		Shares	Value
SOUTH KOREA (continued)
KB Financial Group, Inc. (Financials)	(a)	14,210	$ 824,141
Samsung Electronics Co. Ltd. (Information Technology)	(a)	1,258	2,939,287

			5,574,024

GERMANY – 6.6%
Bayer AG (Health Care)	(a)	8,614	971,088
Gerresheimer AG (Health Care)	(a)	10,040	825,038
Merck KGaA (Health Care)	(a)	8,080	775,259
MorphoSys AG (Health Care)	(a)(b)	9,530	975,141
Siemens AG (Industrials)	(a)	5,575	711,355
Telefonica Deutschland Holding AG (Telecommunication Services)	(a)	129,160	606,910

			4,864,791

SWITZERLAND – 4.0%
Landis+Gyr Group AG (Information Technology)	(a)(b)	3,762	291,610
Roche Holding AG (Health Care)	(a)	7,040	1,614,955
UBS Group AG (Financials)	(a)	59,429	1,047,075

			2,953,640

CANADA – 2.8%
Alamos Gold, Inc. Class A (Materials)		171,700	894,557
Barrick Gold Corp. (Materials)		40,040	498,498
Husky Energy, Inc. (Energy)		47,600	681,293

			2,074,348

UNITED STATES – 2.8%
Oracle Corp. (Information Technology)		28,160	1,288,320
Shire PLC (Health Care)	(a)	14,684	730,820

			2,019,140

TAIWAN – 2.8%
Catcher Technology Co. Ltd. (Information Technology)	(a)	42,000	527,936
Quanta Computer, Inc. (Information Technology)	(a)	283,000	575,179
Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	(a)	107,000	906,311

			2,009,426

HONG KONG – 2.3%
China Mobile Ltd. (Telecommunication Services)	(a)	64,500	591,168
CK Hutchison Holdings Ltd. (Industrials)	(a)	92,000	1,105,404

			1,696,572

SINGAPORE – 2.1%
Singapore Telecommunications Ltd. (Telecommunication Services)	(a)	378,900	978,584
United Overseas Bank Ltd. (Financials)	(a)	27,100	570,244

			1,548,828

ISRAEL – 2.0%
Teva Pharmaceutical Industries Ltd. – ADR (Health Care)		85,043	1,453,385

ITALY – 1.9%
Eni SpA (Energy)	(a)	79,167	1,394,546

IRELAND – 1.4%
Bank of Ireland Group PLC (Financials)	(a)(b)	61,623	539,995
CRH PLC (Materials)	(a)	13,368	452,800

			992,795

LUXEMBOURG – 1.2%
SES SA (Consumer Discretionary)	(a)	63,730	862,647

SWEDEN – 0.7%
Getinge AB Class B (Health Care)	(a)	46,988	535,081

14	(continued)

Ohio National Fund, Inc.	ON Foreign Portfolio (Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

Common Stocks (Continued)		Shares	Value
NEW ZEALAND – 0.7%
SKY Network Television Ltd. (Consumer Discretionary)	(a)	317,198	$ 528,197

THAILAND – 0.6%
Kasikornbank PCL – Foreign Shares (Financials)	(a)	18,100	123,627
Kasikornbank PCL - NVDR (Financials)	(a)	47,800	325,286

			448,913

DENMARK – 0.6%
Orsted A/S (Utilities)	(a)	6,737	438,322

Total Common Stocks (Cost $69,393,974)			$71,189,631

Money Market Funds – 2.1%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class		1,551,059	$ 1,550,749

Total Money Market Funds (Cost $1,551,051)			$ 1,550,749

Total Investments – 99.3% (Cost $70,945,025)	(d)		$72,740,380
Other Assets in Excess of Liabilities – 0.7%			476,476

Net Assets – 100.0%			$73,216,856

Percentages are stated as a percent of net assets.

Abbreviations:

ADR:        American Depositary Receipts

NVDR:     Non-Voting Depository Receipts

Footnotes:

(a)

Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $63,040,860 or 86.1% of the Portfolio’s net assets.

(b)	Non-income producing security.
(c)

As discussed in Note 2 of the Notes to Schedules of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances, the independent fair valuation service uses a stock’s local close price because the service’s measure of predictability related to their valuation model of a stock is below a chosen threshold. These securities represent $1,419,126 or 1.9% of the Portfolio’s net assets.

Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Aggressive Growth Portfolio

Schedule of Investments	March 31, 2018 (Unaudited)

Common Stocks – 96.6%		Shares	Value
CONSUMER DISCRETIONARY – 12.4%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	2,361	$ 3,417,170
Aptiv PLC (Auto Components)		12,551	1,066,458
Ctrip.com International Ltd. – ADR (Internet & Direct Marketing Retail)	(a)	18,639	868,950
Live Nation Entertainment, Inc. (Media)	(a)	11,535	486,085
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		21,649	1,438,360
Under Armour, Inc. Class C (Textiles, Apparel & Luxury Goods)	(a)	40,557	581,993

			7,859,016

FINANCIALS – 11.5%
Intercontinental Exchange, Inc. (Capital Markets)		23,493	1,703,712
LendingTree, Inc. (Thrifts & Mortgage Finance)	(a)	3,107	1,019,562
SVB Financial Group (Banks)	(a)	9,663	2,319,217
TD Ameritrade Holding Corp. (Capital Markets)		38,130	2,258,440

			7,300,931

HEALTH CARE – 16.8%
Allergan PLC (Pharmaceuticals)		3,670	617,624
BeiGene Ltd. – ADR (Biotechnology)	(a)	4,219	708,792
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	55,522	1,516,861
Celgene Corp. (Biotechnology)	(a)	13,661	1,218,698
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		6,489	1,484,748
Humana, Inc. (Health Care Providers & Svs.)		4,426	1,189,841
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	2,792	704,701
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	3,253	1,342,936
Nektar Therapeutics (Pharmaceuticals)	(a)	4,983	529,494
Zoetis, Inc. (Pharmaceuticals)		15,353	1,282,129

			10,595,824

INDUSTRIALS – 6.0%
CoStar Group, Inc. (Professional Svs.)	(a)	2,766	1,003,173
Harris Corp. (Aerospace & Defense)		10,528	1,697,956
Rexnord Corp. (Machinery)	(a)	36,235	1,075,455

			3,776,584

INFORMATION TECHNOLOGY – 42.4%
Activision Blizzard, Inc. (Software)		31,495	2,124,653

Common Stocks (Continued)		Shares	Value
INFORMATION TECHNOLOGY (continued)
Adobe Systems, Inc. (Software)	(a)	6,519	$ 1,408,625
Alphabet, Inc. Class C (Internet Software & Svs.)	(a)	3,272	3,376,017
Apple, Inc. (Tech. Hardware, Storage & Periph.)		5,807	974,298
ASML Holding N.V. (Semiconductors & Equip.)		9,024	1,791,805
Mastercard, Inc. Class A (IT Svs.)		19,425	3,402,483
Microsoft Corp. (Software)		32,870	3,000,045
NVIDIA Corp. (Semiconductors & Equip.)		3,803	880,737
Pagseguro Digital Ltd. Class A (IT Svs.)	(a)	14,419	552,536
salesforce.com, Inc. (Software)	(a)	19,640	2,284,132
Switch, Inc. Class A (IT Svs.)		30,294	481,978
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		10,443	1,043,256
Texas Instruments, Inc. (Semiconductors & Equip.)		20,260	2,104,811
Trade Desk, Inc. / The Class A (Internet Software & Svs.)	(a)	15,495	768,862
Ultimate Software Group, Inc. / The (Software)	(a)	6,812	1,660,084
WEX, Inc. (IT Svs.)	(a)	5,814	910,589

			26,764,911

MATERIALS – 4.8%
Ball Corp. (Containers & Packaging)		28,355	1,125,977
Sherwin-Williams Co. / The (Chemicals)		3,398	1,332,424
Vulcan Materials Co. (Construction Materials)		4,874	556,464

			3,014,865

REAL ESTATE – 2.7%
American Tower Corp. (Equity REIT)		11,828	1,719,082

Total Common Stocks (Cost $45,160,262)			$61,031,213

Money Market Funds – 3.6%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class		2,277,042	$ 2,276,587

Total Money Market Funds (Cost $2,277,022)			$ 2,276,587

Total Investments – 100.2% (Cost $47,437,284)	(b)		$63,307,800
Liabilities in Excess of Other Assets – (0.2)%			(120,181)

Net Assets – 100.0%			$63,187,619

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Small Cap Growth Portfolio

Schedule of Investments	March 31, 2018 (Unaudited)

Common Stocks – 97.2%		Shares	Value
CONSUMER DISCRETIONARY – 9.5%
Biglari Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	5,271	$ 2,152,729
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)		21,185	2,205,358
Domino’s Pizza Group PLC (Hotels, Restaurants & Leisure)	(b)	343,181	1,592,824
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)		39,749	2,372,618
K12, Inc. (Diversified Consumer Svs.)	(a)	86,009	1,219,608
MakeMyTrip Ltd. (Internet & Direct Marketing Retail)	(a)	52,788	1,831,744
Manchester United PLC Class A (Media)		79,183	1,520,314
Playa Hotels & Resorts N.V. (Hotels, Restaurants & Leisure)	(a)	125,927	1,286,974
Sally Beauty Holdings, Inc. (Specialty Retail)	(a)	114,553	1,884,397
ServiceMaster Global Holdings, Inc. (Diversified Consumer Svs.)	(a)	117,291	5,964,247
Visteon Corp. (Auto Components)	(a)	14,997	1,653,269
Williams-Sonoma, Inc. (Specialty Retail)		28,440	1,500,494

			25,184,576

CONSUMER STAPLES – 1.2%
Casey’s General Stores, Inc. (Food & Staples Retailing)		9,258	1,016,251
Ontex Group N.V. (Personal Products)	(b)	85,330	2,279,976

			3,296,227

FINANCIALS – 7.9%
Financial Engines, Inc. (Capital Markets)		73,854	2,584,890
Kearny Financial Corp. (Thrifts & Mortgage Finance)		80,294	1,043,822
Kingstone Cos., Inc. (Insurance)		104,221	1,750,913
LendingTree, Inc. (Thrifts & Mortgage Finance)	(a)	4,718	1,548,212
LPL Financial Holdings, Inc. (Capital Markets)		68,246	4,167,783
MSCI, Inc. (Capital Markets)		18,795	2,809,288
RLI Corp. (Insurance)		36,768	2,330,723
SLM Corp. (Consumer Finance)	(a)	157,614	1,766,853
Texas Capital Bancshares, Inc. (Banks)	(a)	21,373	1,921,433
WisdomTree Investments, Inc. (Capital Markets)		111,711	1,024,390

			20,948,307

HEALTH CARE – 22.8%
ACADIA Pharmaceuticals, Inc. (Biotechnology)	(a)	50,853	1,142,667
AnaptysBio, Inc. (Biotechnology)	(a)	12,160	1,265,613
AngioDynamics, Inc. (Health Care Equip. & Supplies)	(a)	127,000	2,190,750
athenahealth, Inc. (Health Care Technology)	(a)	18,231	2,607,580
Atrion Corp. (Health Care Equip. & Supplies)		1,136	717,157
BeiGene Ltd. – ADR (Biotechnology)	(a)	10,326	1,734,768
Biohaven Pharmaceutical Holding Co. Ltd. (Biotechnology)	(a)	35,315	909,714
Bio-Techne Corp. (Life Sciences Tools & Svs.)		17,671	2,669,028
Catalent, Inc. (Pharmaceuticals)	(a)	114,981	4,721,120
DBV Technologies SA – ADR (Biotechnology)	(a)	44,539	1,027,515
Diplomat Pharmacy, Inc. (Health Care Providers & Svs.)	(a)	52,359	1,055,034
Eagle Pharmaceuticals, Inc. (Biotechnology)	(a)	37,472	1,974,400
Enanta Pharmaceuticals, Inc. (Biotechnology)	(a)	10,212	826,253
FibroGen, Inc. (Biotechnology)	(a)	26,250	1,212,750
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a)	35,080	1,747,686
GW Pharmaceuticals PLC – ADR (Pharmaceuticals)	(a)	11,598	1,306,747
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	27,795	1,682,709
HealthStream, Inc. (Health Care Technology)		57,329	1,423,479
Heron Therapeutics, Inc. (Biotechnology)	(a)	64,472	1,779,427
Heska Corp. (Health Care Equip. & Supplies)	(a)	15,727	1,243,534
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	9,597	2,422,283
Insmed, Inc. (Biotechnology)	(a)	52,067	1,172,549
Ironwood Pharmaceuticals, Inc. (Biotechnology)	(a)	107,233	1,654,605

Common Stocks (Continued)		Shares	Value
HEALTH CARE (continued)
Knight Therapeutics, Inc. (Biotechnology)	(a)	220,473	$ 1,326,243
Ligand Pharmaceuticals, Inc. (Biotechnology)	(a)	12,198	2,014,622
Menlo Therapeutics, Inc. (Pharmaceuticals)	(a)	19,824	744,986
NeoGenomics, Inc. (Life Sciences Tools & Svs.)	(a)	245,159	2,000,497
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	23,392	1,939,899
NuVasive, Inc. (Health Care Equip. & Supplies)	(a)	45,157	2,357,647
Prestige Brands Holdings, Inc. (Pharmaceuticals)	(a)	61,317	2,067,609
Puma Biotechnology, Inc. (Biotechnology)	(a)	19,648	1,337,046
Rhythm Pharmaceuticals, Inc. (Biotechnology)	(a)	34,887	694,251
STERIS PLC (Health Care Equip. & Supplies)		55,470	5,178,679
Trinity Biotech PLC – ADR (Health Care Equip. & Supplies)	(a)	101,072	520,521
U.S. Physical Therapy, Inc. (Health Care Providers & Svs.)		13,465	1,094,704
WaVe Life Sciences Ltd. (Pharmaceuticals)	(a)	23,764	952,936

			60,717,008

INDUSTRIALS – 16.1%
A.O. Smith Corp. (Building Products)		26,770	1,702,304
AMERCO (Road & Rail)		5,068	1,748,967
Cimpress N.V. (Commercial Svs. & Supplies)	(a)	21,136	3,269,739
CoStar Group, Inc. (Professional Svs.)	(a)	9,054	3,283,705
CSW Industrials, Inc. (Building Products)	(a)	62,827	2,830,356
EnerSys (Electrical Equip.)		31,340	2,174,056
Gates Industrial Corp. PLC (Machinery)	(a)	97,225	1,702,410
HEICO Corp. Class A (Aerospace & Defense)		81,137	5,756,670
ITT, Inc. (Machinery)		48,554	2,378,175
Kennametal, Inc. (Machinery)		48,956	1,966,073
Kornit Digital Ltd. (Machinery)	(a)	77,145	995,170
Nordson Corp. (Machinery)		15,329	2,089,956
Old Dominion Freight Line, Inc. (Road & Rail)		15,333	2,253,491
Proto Labs, Inc. (Machinery)	(a)	12,891	1,515,337
Rexnord Corp. (Machinery)	(a)	127,032	3,770,310
Standex International Corp. (Machinery)		32,445	3,093,631
Wabtec Corp. (Machinery)		26,919	2,191,206

			42,721,556

INFORMATION TECHNOLOGY – 32.7%
Altair Engineering, Inc. Class A (Software)	(a)	29,427	922,831
Belden, Inc. (Electronic Equip., Instr. & Comp.)		60,877	4,196,860
Blackbaud, Inc. (Software)		51,180	5,210,636
Broadridge Financial Solutions, Inc. (IT Svs.)		59,628	6,540,595
Cadence Design Systems, Inc. (Software)	(a)	95,087	3,496,349
ChannelAdvisor Corp. (Internet Software & Svs.)	(a)	86,518	787,314
Cision Ltd. (Internet Software & Svs.)	(a)	189,218	2,189,252
CTS Corp. (Electronic Equip., Instr. & Comp.)		112,108	3,049,338
Descartes Systems Group, Inc. / The (Software)	(a)	83,245	2,379,075
Envestnet, Inc. (Internet Software & Svs.)	(a)	53,883	3,087,496
Euronet Worldwide, Inc. (IT Svs.)	(a)	44,082	3,478,951
Everbridge, Inc. (Software)	(a)	47,462	1,737,109
Guidewire Software, Inc. (Software)	(a)	20,267	1,638,182
Instructure, Inc. (Internet Software & Svs.)	(a)	36,690	1,546,484
j2 Global, Inc. (Internet Software & Svs.)		54,112	4,270,519
MAXIMUS, Inc. (IT Svs.)		20,169	1,346,079
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		39,572	2,001,156
Nice Ltd. – ADR (Software)	(a)	64,782	6,084,973
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	259,366	6,344,092
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	22,951	1,498,012
Paylocity Holding Corp. (Software)	(a)	48,454	2,482,298
RealPage, Inc. (Software)	(a)	39,931	2,056,447
SS&C Technologies Holdings, Inc. (Software)		115,615	6,201,589
Switch, Inc. Class A (IT Svs.)		75,876	1,207,187
Trade Desk, Inc. / The Class A (Internet Software & Svs.)	(a)	29,104	1,444,140
Tyler Technologies, Inc. (Software)	(a)	11,402	2,405,366
WEX, Inc. (IT Svs.)	(a)	29,738	4,657,566
Xperi Corp. (Semiconductors & Equip.)		63,835	1,350,110

17	(continued)

Ohio National Fund, Inc.	Small Cap Growth Portfolio (Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

Common Stocks (Continued)		Shares	Value
INFORMATION TECHNOLOGY (continued)
Yext, Inc. (Internet Software & Svs.)	(a)	101,568	$ 1,284,835
Zillow Group, Inc. Class A (Internet Software & Svs.)	(a)	41,220	2,225,880

			87,120,721

MATERIALS – 4.8%
H.B. Fuller Co. (Chemicals)		37,452	1,862,488
Neenah, Inc. (Paper & Forest Products)		21,406	1,678,231
Scapa Group PLC (Chemicals)	(c)	89,309	614,975
Sensient Technologies Corp. (Chemicals)		56,998	4,022,919
Summit Materials, Inc. Class A (Construction Materials)	(a)	63,657	1,927,534
Valvoline, Inc. (Chemicals)		117,032	2,589,918

			12,696,065

REAL ESTATE – 2.2%
Condor Hospitality Trust, Inc. (Equity REIT)		99,786	997,860
Easterly Government Properties, Inc. (Equity REIT)		75,693	1,544,137
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)		11,326	1,977,973
Physicians Realty Trust (Equity REIT)		81,642	1,271,166

			5,791,136

Total Common Stocks (Cost $192,845,211)			$258,475,596

Master Limited Partnerships – 2.2%		Shares	Value
CONSUMER DISCRETIONARY – 1.3%
Cedar Fair LP (Hotels, Restaurants & Leisure)		52,632	$ 3,362,132

Master Limited Partnerships (Continued)		Shares	Value
ENERGY – 0.9%
DCP Midstream LP (Oil, Gas & Consumable Fuels)		66,692	$ 2,342,223

Total Master Limited Partnerships (Cost $4,915,641)			$ 5,704,355

Rights – 0.1%		Quantity	Value
HEALTH CARE – 0.1%
Dyax Corp. - Contingent Value Right (Expiration: 12/31/19) (Biotechnology)	(a)(d)(e)	103,366	$ 253,247

Total Rights (Cost $0)			$ 253,247

Money Market Funds – 0.3%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class		850,585	$ 850,415

Total Money Market Funds (Cost $850,540)			$ 850,415

Total Investments – 99.8% (Cost $198,611,392)	(f)		$265,283,613
Other Assets in Excess of Liabilities – 0.2%			638,551

Net Assets – 100.0%			$265,922,164

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a)	Non-income producing security.
(b)

Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $3,872,800 or 1.5% of the Portfolio’s net assets.

Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(c)

As discussed in Note 2 of the Notes to Schedules of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances, the independent fair valuation service uses a stock’s local close price because the service’s measure of predictability related to their valuation model of a stock is below a chosen threshold. These securities represent $614,975 or 0.2% of the Portfolio’s net assets.

Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(d)

Represents a security deemed to be illiquid. At March 31, 2018, the value of illiquid securities in the Portfolio totaled $253,247, or 0.1% of the Portfolio’s net assets. Dyax Corp. - Contingent Value Right was acquired on January 22, 2016 as a result of Shire plc acquiring all of the outstanding common stock of Dyax Corp. Under terms of the merger agreement, former Dyax Corp. shareholders may receive additional value through a non-tradable contingent value right, payable upon U.S. Food and Drug Administration (FDA) approval of SHP643 (formerly DX-29330) in Hereditary Angiodema (‘‘HAE”).

(e)

A market quotation for this investment was not readily available at March 31, 2018. As discussed in Note 2 of the Notes to Schedules of Investments, the price for this issue was derived from an estimate of fair market value using methods determined in good faith by the Fund’s pricing policy approved by the Board. This security represents $253,247, or 0.1% of the Portfolio’s net assets.

(f)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Mid Cap Opportunity Portfolio

Schedule of Investments	March 31, 2018 (Unaudited)

Common Stocks – 97.7%		Shares	Value
CONSUMER DISCRETIONARY – 15.0%
Aptiv PLC (Auto Components)		4,147	$ 352,371
Bright Horizons Family Solutions, Inc. (Diversified Consumer Svs.)	(a)	12,868	1,283,197
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)		8,975	719,346
Dollar Tree, Inc. (Multiline Retail)	(a)	6,102	579,080
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)		1,033	241,267
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)		29,161	1,740,620
Five Below, Inc. (Specialty Retail)	(a)	9,158	671,648
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)		15,384	1,211,644
Hudson Ltd. Class A (Specialty Retail)	(a)	10,013	159,307
LKQ Corp. (Distributors)	(a)	14,276	541,774
PVH Corp. (Textiles, Apparel & Luxury Goods)		8,729	1,321,832
Ross Stores, Inc. (Specialty Retail)		17,399	1,356,774
Skechers U.S.A., Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	16,690	649,074
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		9,544	812,481

			11,640,415

CONSUMER STAPLES – 2.5%
Brown-Forman Corp. Class B (Beverages)		13,935	758,064
Monster Beverage Corp. (Beverages)	(a)	20,800	1,189,968

			1,948,032

ENERGY – 2.6%
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	5,012	753,454
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	6,256	791,509
RSP Permian, Inc. (Oil, Gas & Consumable Fuels)	(a)	10,123	474,566

			2,019,529

FINANCIALS – 8.6%
Affiliated Managers Group, Inc. (Capital Markets)		2,874	544,853
Eagle Bancorp, Inc. (Banks)	(a)	10,409	622,979
First Republic Bank (Banks)		16,335	1,512,784
Lazard Ltd. Class A (Capital Markets)		28,002	1,471,785
MSCI, Inc. (Capital Markets)		7,256	1,084,554
Northern Trust Corp. (Capital Markets)		13,576	1,400,093

			6,637,048

HEALTH CARE – 16.8%
ABIOMED, Inc. (Health Care Equip. & Supplies)	(a)	1,838	534,839
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		22,233	1,487,388
Agios Pharmaceuticals, Inc. (Biotechnology)	(a)	3,396	277,725
Alkermes PLC (Biotechnology)	(a)	16,304	944,980
Bluebird Bio, Inc. (Biotechnology)	(a)	880	150,260
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		1,616	369,757
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	11,789	1,644,801
Exelixis, Inc. (Biotechnology)	(a)	23,398	518,266
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	6,592	1,558,481
Incyte Corp. (Biotechnology)	(a)	5,934	494,480
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	1,216	699,236
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	6,985	579,266
Nevro Corp. (Health Care Equip. & Supplies)	(a)	8,243	714,421
PRA Health Sciences, Inc. (Life Sciences Tools & Svs.)	(a)	6,363	527,874
Seattle Genetics, Inc. (Biotechnology)	(a)	8,750	457,975
Zoetis, Inc. (Pharmaceuticals)		24,513	2,047,081

			13,006,830

INDUSTRIALS – 18.5%
Fortive Corp. (Machinery)		17,365	1,346,135

Common Stocks (Continued)		Shares	Value
INDUSTRIALS (continued)
Fortune Brands Home & Security, Inc. (Building Products)		11,610	$ 683,713
Harris Corp. (Aerospace & Defense)		2,522	406,748
HEICO Corp. (Aerospace & Defense)		5,305	460,527
HEICO Corp. Class A (Aerospace & Defense)		2,702	191,707
Hubbell, Inc. (Electrical Equip.)		6,863	835,776
IDEX Corp. (Machinery)		5,812	828,268
John Bean Technologies Corp. (Machinery)		7,178	813,985
L3 Technologies, Inc. (Aerospace & Defense)		5,076	1,055,808
Middleby Corp. / The (Machinery)	(a)	14,148	1,751,381
Old Dominion Freight Line, Inc. (Road & Rail)		3,868	568,480
Roper Technologies, Inc. (Industrial Conglomerates)		8,429	2,365,936
Sensata Technologies Holding PLC (Electrical Equip.)	(a)	28,302	1,466,893
Welbilt, Inc. (Machinery)	(a)	13,440	261,408
Xylem, Inc. (Machinery)		17,186	1,321,947

			14,358,712

INFORMATION TECHNOLOGY – 27.2%
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		25,764	2,219,053
Analog Devices, Inc. (Semiconductors & Equip.)		13,469	1,227,430
Autodesk, Inc. (Software)	(a)	8,200	1,029,756
Black Knight, Inc. (IT Svs.)	(a)	27,842	1,311,358
Fidelity National Information Services, Inc. (IT Svs.)		14,387	1,385,468
Fiserv, Inc. (IT Svs.)	(a)	19,602	1,397,819
Global Payments, Inc. (IT Svs.)		17,147	1,912,233
GoDaddy, Inc. Class A (Internet Software & Svs.)	(a)	17,565	1,078,842
IAC / InteractiveCorp (Internet Software & Svs.)	(a)	2,867	448,342
Intuit, Inc. (Software)		8,171	1,416,443
Lam Research Corp. (Semiconductors & Equip.)		8,007	1,626,702
Marvell Technology Group Ltd. (Semiconductors & Equip.)		44,093	925,953
Maxim Integrated Products, Inc. (Semiconductors & Equip.)		5,302	319,286
Proofpoint, Inc. (Software)	(a)	2,900	329,585
Red Hat, Inc. (Software)	(a)	6,676	998,129
ServiceNow, Inc. (Software)	(a)	4,819	797,304
Splunk, Inc. (Software)	(a)	6,611	650,456
Square, Inc. Class A (IT Svs.)	(a)	6,975	343,170
Total System Services, Inc. (IT Svs.)		13,926	1,201,257
Xilinx, Inc. (Semiconductors & Equip.)		5,902	426,361

			21,044,947

MATERIALS – 4.8%
Ashland Global Holdings, Inc. (Chemicals)		10,473	730,911
Avery Dennison Corp. (Containers & Packaging)		10,144	1,077,800
Sherwin-Williams Co. / The (Chemicals)		1,652	647,782
Valvoline, Inc. (Chemicals)		55,396	1,225,914

			3,682,407

REAL ESTATE – 1.7%
SBA Communications Corp. (Equity REIT)	(a)	7,557	1,291,643

Total Common Stocks (Cost $58,383,934)			$75,629,563

Money Market Funds – 3.2%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class		2,500,212	$ 2,499,711

Total Money Market Funds (Cost $2,500,093)			$ 2,499,711

Total Investments – 100.9% (Cost $60,884,027)	(b)		$78,129,274
Liabilities in Excess of Other Assets – (0.9)%			(729,847)

Net Assets – 100.0%			$77,399,427

19

Ohio National Fund, Inc.	Mid Cap Opportunity Portfolio (Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	S&P 500® Index Portfolio

Schedule of Investments	March 31, 2018 (Unaudited)

Common Stocks – 98.4%		Shares	Value
CONSUMER DISCRETIONARY – 12.5%
Advance Auto Parts, Inc. (Specialty Retail)		3,844	$ 455,706
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	20,925	30,285,589
Aptiv PLC (Auto Components)		13,822	1,174,455
AutoZone, Inc. (Specialty Retail)	(a)	1,420	921,140
Best Buy Co., Inc. (Specialty Retail)		13,225	925,618
Booking Holdings, Inc. (Internet & Direct Marketing Retail)	(a)	2,540	5,284,191
BorgWarner, Inc. (Auto Components)		10,305	517,620
CarMax, Inc. (Specialty Retail)	(a)	9,403	582,422
Carnival Corp. (Hotels, Restaurants & Leisure)		21,131	1,385,771
CBS Corp. Class B (Media)		17,988	924,403
Charter Communications, Inc. Class A (Media)	(a)	9,689	3,015,411
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	1,277	412,611
Comcast Corp. Class A (Media)		241,390	8,248,296
D.R. Horton, Inc. (Household Durables)		17,860	782,982
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		6,429	548,072
Discovery, Inc. Class A (Media)	(a)	7,364	157,810
Discovery, Inc. Class C (Media)	(a)	16,761	327,175
DISH Network Corp. Class A (Media)	(a)	11,851	449,034
Dollar General Corp. (Multiline Retail)		13,445	1,257,780
Dollar Tree, Inc. (Multiline Retail)	(a)	12,329	1,170,022
Expedia Group, Inc. (Internet & Direct Marketing Retail)		6,393	705,851
Foot Locker, Inc. (Specialty Retail)		6,322	287,904
Ford Motor Co. (Automobiles)		203,409	2,253,772
Gap, Inc. / The (Specialty Retail)		11,323	353,278
Garmin Ltd. (Household Durables)		5,767	339,849
General Motors Co. (Automobiles)		65,782	2,390,518
Genuine Parts Co. (Distributors)		7,625	685,030
Goodyear Tire & Rubber Co. / The (Auto Components)		12,539	333,287
H&R Block, Inc. (Diversified Consumer Svs.)		10,873	276,283
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)		18,708	344,601
Harley-Davidson, Inc. (Automobiles)		8,752	375,286
Hasbro, Inc. (Leisure Products)		5,895	496,948
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)		10,509	827,689
Home Depot, Inc. / The (Specialty Retail)		60,817	10,840,022
Interpublic Group of Cos., Inc. / The (Media)		19,997	460,531
Kohl’s Corp. (Multiline Retail)		8,764	574,130
L Brands, Inc. (Specialty Retail)		12,845	490,807
Leggett & Platt, Inc. (Household Durables)		6,854	304,043
Lennar Corp. Class A (Household Durables)		14,228	838,598
LKQ Corp. (Distributors)	(a)	16,066	609,705
Lowe’s Cos., Inc. (Specialty Retail)		43,229	3,793,345
Macy’s, Inc. (Multiline Retail)		15,844	471,201
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		15,637	2,126,319
Mattel, Inc. (Leisure Products)		17,880	235,122
McDonald’s Corp. (Hotels, Restaurants & Leisure)		41,517	6,492,428
MGM Resorts International (Hotels, Restaurants & Leisure)		26,493	927,785
Michael Kors Holdings Ltd. (Textiles, Apparel & Luxury Goods)	(a)	7,906	490,804
Mohawk Industries, Inc. (Household Durables)	(a)	3,286	763,075
Netflix, Inc. (Internet & Direct Marketing Retail)	(a)	22,599	6,674,615
Newell Brands, Inc. (Household Durables)		25,277	644,058
News Corp. Class A (Media)		20,017	316,269
News Corp. Class B (Media)		6,220	100,142
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		67,602	4,491,477
Nordstrom, Inc. (Multiline Retail)		6,061	293,413
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	10,702	566,885
Omnicom Group, Inc. (Media)		11,989	871,241
O’Reilly Automotive, Inc. (Specialty Retail)	(a)	4,360	1,078,577
PulteGroup, Inc. (Household Durables)		13,752	405,546
PVH Corp. (Textiles, Apparel & Luxury Goods)		3,989	604,054
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		2,880	321,984
Ross Stores, Inc. (Specialty Retail)		19,913	1,552,816

Common Stocks (Continued)		Shares	Value
CONSUMER DISCRETIONARY (continued)
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		8,905	$ 1,048,475
Starbucks Corp. (Hotels, Restaurants & Leisure)		73,192	4,237,085
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		14,886	783,152
Target Corp. (Multiline Retail)		28,340	1,967,646
Tiffany & Co. (Specialty Retail)		5,310	518,575
Time Warner, Inc. (Media)		40,616	3,841,461
TJX Cos., Inc. / The (Specialty Retail)		32,939	2,686,505
Tractor Supply Co. (Specialty Retail)		6,532	411,647
TripAdvisor, Inc. (Internet & Direct Marketing Retail)	(a)	5,639	230,579
Twenty-First Century Fox, Inc. Class A (Media)		54,856	2,012,667
Twenty-First Century Fox, Inc. Class B (Media)		22,936	834,182
Ulta Beauty, Inc. (Specialty Retail)	(a)	3,012	615,261
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	8,853	144,746
Under Armour, Inc. Class C (Textiles, Apparel & Luxury Goods)	(a)	10,469	150,230
V.F. Corp. (Textiles, Apparel & Luxury Goods)		17,157	1,271,677
Viacom, Inc. Class B (Media)		18,350	569,951
Walt Disney Co. / The (Media)		78,311	7,865,557
Whirlpool Corp. (Household Durables)		3,684	564,057
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)		5,199	594,922
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		4,196	765,183
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		17,328	1,475,133

			148,424,087

CONSUMER STAPLES – 7.5%
Altria Group, Inc. (Tobacco)		98,974	6,168,060
Archer-Daniels-Midland Co. (Food Products)		29,083	1,261,330
Brown-Forman Corp. Class B (Beverages)		13,623	741,091
Campbell Soup Co. (Food Products)		9,995	432,883
Church & Dwight Co., Inc. (Household Products)		12,725	640,831
Clorox Co. / The (Household Products)		6,748	898,226
Coca-Cola Co. / The (Beverages)		199,938	8,683,307
Colgate-Palmolive Co. (Household Products)		45,585	3,267,533
Conagra Brands, Inc. (Food Products)		20,906	771,013
Constellation Brands, Inc. Class A (Beverages)		8,936	2,036,693
Costco Wholesale Corp. (Food & Staples Retailing)		22,869	4,309,206
Coty, Inc. Class A (Personal Products)		24,555	449,357
CVS Health Corp. (Food & Staples Retailing)		52,841	3,287,239
Dr Pepper Snapple Group, Inc. (Beverages)		9,354	1,107,327
Estee Lauder Cos., Inc. / The Class A (Personal Products)		11,694	1,750,826
General Mills, Inc. (Food Products)		29,652	1,336,119
Hershey Co. / The (Food Products)		7,328	725,179
Hormel Foods Corp. (Food Products)		14,133	485,045
J.M. Smucker Co. / The (Food Products)		5,905	732,279
Kellogg Co. (Food Products)		12,930	840,579
Kimberly-Clark Corp. (Household Products)		18,247	2,009,542
Kraft Heinz Co. / The (Food Products)		31,128	1,938,963
Kroger Co. / The (Food & Staples Retailing)		45,913	1,099,157
McCormick & Co., Inc. (Food Products)		6,314	671,746
Molson Coors Brewing Co. Class B (Beverages)		9,641	726,257
Mondelez International, Inc. Class A (Food Products)		77,474	3,232,990
Monster Beverage Corp. (Beverages)	(a)	21,536	1,232,075
PepsiCo, Inc. (Beverages)		74,062	8,083,867
Philip Morris International, Inc. (Tobacco)		80,886	8,040,068
Procter & Gamble Co. / The (Household Products)		131,295	10,409,068
Sysco Corp. (Food & Staples Retailing)		25,013	1,499,779
Tyson Foods, Inc. Class A (Food Products)		15,471	1,132,322
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)		44,377	2,905,362
Walmart, Inc. (Food & Staples Retailing)		75,593	6,725,509

			89,630,828

ENERGY – 5.6%
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)		28,457	1,719,087
Andeavor (Oil, Gas & Consumable Fuels)		7,367	740,826
Apache Corp. (Oil, Gas & Consumable Fuels)		19,811	762,327
Baker Hughes, a GE Co. (Energy Equip. & Svs.)		22,034	611,884

21	(continued)

Ohio National Fund, Inc.	S&P 500® Index Portfolio (Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

Common Stocks (Continued)		Shares	Value
ENERGY (continued)
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)		24,050	$ 576,719
Chevron Corp. (Oil, Gas & Consumable Fuels)		99,478	11,344,471
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)		4,953	463,106
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	7,767	1,167,613
ConocoPhillips (Oil, Gas & Consumable Fuels)		61,162	3,626,295
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		27,488	873,844
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		30,131	3,171,890
EQT Corp. (Oil, Gas & Consumable Fuels)		12,733	604,945
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		220,661	16,463,517
Halliburton Co. (Energy Equip. & Svs.)		45,492	2,135,395
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		5,647	375,864
Hess Corp. (Oil, Gas & Consumable Fuels)		13,946	705,947
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		98,808	1,488,049
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		44,187	712,736
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		24,702	1,805,963
National Oilwell Varco, Inc. (Energy Equip. & Svs.)		19,762	727,439
Newfield Exploration Co. (Oil, Gas & Consumable Fuels)	(a)	10,355	252,869
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)		25,641	776,922
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		39,878	2,590,475
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		21,430	1,219,796
Phillips 66 (Oil, Gas & Consumable Fuels)		21,886	2,099,305
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		8,880	1,525,406
Range Resources Corp. (Oil, Gas & Consumable Fuels)		11,749	170,831
Schlumberger Ltd. (Energy Equip. & Svs.)		72,049	4,667,334
TechnipFMC PLC (Energy Equip. & Svs.)		22,796	671,342
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		22,555	2,092,427
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		43,176	1,073,355

			67,217,979

FINANCIALS – 14.5%
Affiliated Managers Group, Inc. (Capital Markets)		2,842	538,786
Aflac, Inc. (Insurance)		40,894	1,789,521
Allstate Corp. / The (Insurance)		18,454	1,749,439
American Express Co. (Consumer Finance)		37,523	3,500,145
American International Group, Inc. (Insurance)		46,856	2,549,904
Ameriprise Financial, Inc. (Capital Markets)		7,623	1,127,747
Aon PLC (Insurance)		12,816	1,798,469
Arthur J. Gallagher & Co. (Insurance)		9,468	650,736
Assurant, Inc. (Insurance)		2,737	250,189
Bank of America Corp. (Banks)		498,211	14,941,348
Bank of New York Mellon Corp. / The (Capital Markets)		52,590	2,709,963
BB&T Corp. (Banks)		40,491	2,107,152
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)	100,220	19,991,886
BlackRock, Inc. (Capital Markets)		6,444	3,490,844
Brighthouse Financial, Inc. (Insurance)	(a)	4,983	256,126
Capital One Financial Corp. (Consumer Finance)		25,335	2,427,600
Cboe Global Markets, Inc. (Capital Markets)		5,853	667,827
Charles Schwab Corp. / The (Capital Markets)		62,406	3,258,841
Chubb Ltd. (Insurance)		24,181	3,307,235
Cincinnati Financial Corp. (Insurance)		7,759	576,183
Citigroup, Inc. (Banks)		133,839	9,034,132
Citizens Financial Group, Inc. (Banks)		25,391	1,065,914
CME Group, Inc. (Capital Markets)		17,727	2,867,165
Comerica, Inc. (Banks)		8,988	862,219
Discover Financial Services (Consumer Finance)		18,488	1,329,842
E*TRADE Financial Corp. (Capital Markets)	(a)	13,875	768,814
Everest Re Group Ltd. (Insurance)		2,136	548,568
Fifth Third Bancorp (Banks)		36,159	1,148,048
Franklin Resources, Inc. (Capital Markets)		17,007	589,803
Goldman Sachs Group, Inc. / The (Capital Markets)		18,400	4,634,224

Common Stocks (Continued)		Shares	Value
FINANCIALS (continued)
Hartford Financial Services Group, Inc. / The (Insurance)		18,554	$ 955,902
Huntington Bancshares, Inc. (Banks)		57,478	867,918
Intercontinental Exchange, Inc. (Capital Markets)		30,328	2,199,387
Invesco Ltd. (Capital Markets)		21,179	677,940
JPMorgan Chase & Co. (Banks)		178,719	19,653,728
KeyCorp (Banks)		55,268	1,080,489
Leucadia National Corp. (Diversified Financial Svs.)		16,303	370,567
Lincoln National Corp. (Insurance)		11,380	831,423
Loews Corp. (Insurance)		14,038	698,110
M&T Bank Corp. (Banks)		7,826	1,442,801
Marsh & McLennan Cos., Inc. (Insurance)		26,425	2,182,441
MetLife, Inc. (Insurance)		53,983	2,477,280
Moody’s Corp. (Capital Markets)		8,645	1,394,438
Morgan Stanley (Capital Markets)		71,852	3,877,134
Nasdaq, Inc. (Capital Markets)		6,051	521,717
Navient Corp. (Consumer Finance)		13,677	179,442
Northern Trust Corp. (Capital Markets)		11,084	1,143,093
People’s United Financial, Inc. (Banks)		17,985	335,600
PNC Financial Services Group, Inc. / The (Banks)		24,558	3,714,152
Principal Financial Group, Inc. (Insurance)		14,047	855,603
Progressive Corp. / The (Insurance)		30,325	1,847,702
Prudential Financial, Inc. (Insurance)		21,974	2,275,408
Raymond James Financial, Inc. (Capital Markets)		6,760	604,412
Regions Financial Corp. (Banks)		58,496	1,086,856
S&P Global, Inc. (Capital Markets)		13,221	2,526,004
State Street Corp. (Capital Markets)		19,149	1,909,730
SunTrust Banks, Inc. (Banks)		24,396	1,659,904
SVB Financial Group (Banks)	(a)	2,755	661,228
Synchrony Financial (Consumer Finance)		37,231	1,248,355
T. Rowe Price Group, Inc. (Capital Markets)		12,738	1,375,322
Torchmark Corp. (Insurance)		5,520	464,618
Travelers Cos., Inc. / The (Insurance)		14,131	1,962,231
U.S. Bancorp (Banks)		81,732	4,127,466
Unum Group (Insurance)		11,523	548,610
Wells Fargo & Co. (Banks)		228,623	11,982,131
Willis Towers Watson PLC (Insurance)		6,896	1,049,502
XL Group Ltd. (Insurance)		13,406	740,816
Zions Bancorporation (Banks)		10,251	540,535

			172,608,665

HEALTH CARE – 13.5%
Abbott Laboratories (Health Care Equip. & Supplies)		90,643	5,431,329
AbbVie, Inc. (Biotechnology)		83,016	7,857,464
Aetna, Inc. (Health Care Providers & Svs.)		17,030	2,878,070
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		16,812	1,124,723
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a)	11,546	1,286,917
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	3,752	942,240
Allergan PLC (Pharmaceuticals)		17,204	2,895,261
AmerisourceBergen Corp. (Health Care Providers & Svs.)		8,471	730,285
Amgen, Inc. (Biotechnology)		34,812	5,934,750
Anthem, Inc. (Health Care Providers & Svs.)		13,319	2,926,184
Baxter International, Inc. (Health Care Equip. & Supplies)		25,882	1,683,365
Becton Dickinson and Co. (Health Care Equip. & Supplies)		13,866	3,004,762
Biogen, Inc. (Biotechnology)	(a)	11,018	3,016,949
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	71,616	1,956,549
Bristol-Myers Squibb Co. (Pharmaceuticals)		85,022	5,377,641
Cardinal Health, Inc. (Health Care Providers & Svs.)		16,364	1,025,696
Celgene Corp. (Biotechnology)	(a)	39,174	3,494,713
Centene Corp. (Health Care Providers & Svs.)	(a)	9,038	965,891
Cerner Corp. (Health Care Technology)	(a)	16,420	952,360
Cigna Corp. (Health Care Providers & Svs.)		12,651	2,122,079
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		2,545	582,321
Danaher Corp. (Health Care Equip. & Supplies)		31,970	3,130,183
DaVita, Inc. (Health Care Providers & Svs.)	(a)	7,591	500,551
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)		11,947	601,054

22	(continued)

Ohio National Fund, Inc.	S&P 500® Index Portfolio (Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

Common Stocks (Continued)		Shares	Value
HEALTH CARE (continued)
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	10,939	$ 1,526,209
Eli Lilly & Co. (Pharmaceuticals)		50,212	3,884,902
Envision Healthcare Corp. (Health Care Providers & Svs.)	(a)	6,295	241,917
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a)	29,392	2,030,399
Gilead Sciences, Inc. (Biotechnology)		68,221	5,143,181
HCA Healthcare, Inc. (Health Care Providers & Svs.)		14,582	1,414,454
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	8,015	538,688
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	14,464	540,375
Humana, Inc. (Health Care Providers & Svs.)		7,173	1,928,318
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	4,535	867,954
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	7,656	1,810,032
Incyte Corp. (Biotechnology)	(a)	9,168	763,969
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	5,848	2,414,230
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	7,573	742,987
Johnson & Johnson (Pharmaceuticals)		139,722	17,905,374
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)	(a)	5,294	856,304
McKesson Corp. (Health Care Providers & Svs.)		10,749	1,514,212
Medtronic PLC (Health Care Equip. & Supplies)		70,581	5,662,008
Merck & Co., Inc. (Pharmaceuticals)		140,415	7,648,405
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	1,330	764,790
Mylan N.V. (Pharmaceuticals)	(a)	26,813	1,103,891
Nektar Therapeutics (Pharmaceuticals)	(a)	8,381	890,565
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		5,731	433,951
Perrigo Co. PLC (Pharmaceuticals)		6,811	567,629
Pfizer, Inc. (Pharmaceuticals)		310,005	11,002,077
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		7,042	706,313
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	4,022	1,385,016
ResMed, Inc. (Health Care Equip. & Supplies)		7,447	733,306
Stryker Corp. (Health Care Equip. & Supplies)		16,779	2,700,077
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		20,924	4,319,969
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		50,400	10,785,600
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		4,519	535,095
Varian Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	4,762	584,059
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	13,222	2,154,922
Waters Corp. (Life Sciences Tools & Svs.)	(a)	4,105	815,458
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		10,582	1,153,861
Zoetis, Inc. (Pharmaceuticals)		25,394	2,120,653

			160,612,487

INDUSTRIALS – 10.1%
3M Co. (Industrial Conglomerates)		31,011	6,807,535
A.O. Smith Corp. (Building Products)		7,579	481,949
Acuity Brands, Inc. (Electrical Equip.)		2,193	305,244
Alaska Air Group, Inc. (Airlines)		6,400	396,544
Allegion PLC (Building Products)		4,937	421,077
American Airlines Group, Inc. (Airlines)		21,934	1,139,691
AMETEK, Inc. (Electrical Equip.)		12,077	917,490
Arconic, Inc. (Aerospace & Defense)		22,236	512,317
Boeing Co. / The (Aerospace & Defense)		28,806	9,444,911
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		7,251	679,491
Caterpillar, Inc. (Machinery)		31,121	4,586,613
Cintas Corp. (Commercial Svs. & Supplies)		4,504	768,292
CSX Corp. (Road & Rail)		46,213	2,574,526
Cummins, Inc. (Machinery)		8,116	1,315,522
Deere & Co. (Machinery)		16,862	2,619,006
Delta Air Lines, Inc. (Airlines)		33,879	1,856,908
Dover Corp. (Machinery)		8,046	790,278
Eaton Corp. PLC (Electrical Equip.)		22,918	1,831,377
Emerson Electric Co. (Electrical Equip.)		33,063	2,258,203
Equifax, Inc. (Professional Svs.)		6,245	735,724

Common Stocks (Continued)		Shares	Value
INDUSTRIALS (continued)
Expeditors International of Washington, Inc. (Air Freight & Logistics)		9,164	$ 580,081
Fastenal Co. (Trading Companies & Distributors)		14,943	815,738
FedEx Corp. (Air Freight & Logistics)		12,833	3,081,332
Flowserve Corp. (Machinery)		6,797	294,514
Fluor Corp. (Construction & Engineering)		7,275	416,276
Fortive Corp. (Machinery)		15,967	1,237,762
Fortune Brands Home & Security, Inc. (Building Products)		7,928	466,880
General Dynamics Corp. (Aerospace & Defense)		14,380	3,176,542
General Electric Co. (Industrial Conglomerates)		452,196	6,095,602
Harris Corp. (Aerospace & Defense)		6,198	999,613
Honeywell International, Inc. (Industrial Conglomerates)		39,161	5,659,156
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		2,362	608,829
IHS Markit Ltd. (Professional Svs.)	(a)	18,882	910,868
Illinois Tool Works, Inc. (Machinery)		16,005	2,507,343
Ingersoll-Rand PLC (Machinery)		12,996	1,111,288
J.B. Hunt Transport Services, Inc. (Road & Rail)		4,448	521,083
Jacobs Engineering Group, Inc. (Construction & Engineering)		6,242	369,214
Johnson Controls International PLC (Building Products)		48,270	1,701,035
Kansas City Southern (Road & Rail)		5,385	591,542
L3 Technologies, Inc. (Aerospace & Defense)		4,064	845,312
Lockheed Martin Corp. (Aerospace & Defense)		12,935	4,371,125
Masco Corp. (Building Products)		16,367	661,882
Nielsen Holdings PLC (Professional Svs.)		17,413	553,559
Norfolk Southern Corp. (Road & Rail)		14,804	2,010,087
Northrop Grumman Corp. (Aerospace & Defense)		9,067	3,165,471
PACCAR, Inc. (Machinery)		18,365	1,215,212
Parker-Hannifin Corp. (Machinery)		6,931	1,185,409
Pentair PLC (Machinery)		8,658	589,870
Quanta Services, Inc. (Construction & Engineering)	(a)	8,047	276,414
Raytheon Co. (Aerospace & Defense)		15,035	3,244,854
Republic Services, Inc. (Commercial Svs. & Supplies)		11,744	777,805
Robert Half International, Inc. (Professional Svs.)		6,512	376,980
Rockwell Automation, Inc. (Electrical Equip.)		6,655	1,159,301
Rockwell Collins, Inc. (Aerospace & Defense)		8,534	1,150,810
Roper Technologies, Inc. (Industrial Conglomerates)		5,357	1,503,656
Snap-on, Inc. (Machinery)		2,966	437,604
Southwest Airlines Co. (Airlines)		28,176	1,613,921
Stanley Black & Decker, Inc. (Machinery)		7,977	1,222,076
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	4,440	259,873
Textron, Inc. (Aerospace & Defense)		13,613	802,759
TransDigm Group, Inc. (Aerospace & Defense)		2,530	776,558
Union Pacific Corp. (Road & Rail)		40,996	5,511,092
United Continental Holdings, Inc. (Airlines)	(a)	12,607	875,808
United Parcel Service, Inc. Class B (Air Freight & Logistics)		35,851	3,752,166
United Rentals, Inc. (Trading Companies & Distributors)	(a)	4,394	758,976
United Technologies Corp. (Aerospace & Defense)		38,733	4,873,386
Verisk Analytics, Inc. (Professional Svs.)	(a)	8,075	839,800
W.W. Grainger, Inc. (Trading Companies & Distributors)		2,660	750,838
Waste Management, Inc. (Commercial Svs. & Supplies)		20,772	1,747,341
Xylem, Inc. (Machinery)		9,399	722,971

			119,620,312

INFORMATION TECHNOLOGY – 24.5%
Accenture PLC Class A (IT Svs.)		32,104	4,927,964
Activision Blizzard, Inc. (Software)		39,511	2,665,412
Adobe Systems, Inc. (Software)	(a)	25,600	5,531,648
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	43,090	433,055
Akamai Technologies, Inc. (Internet Software & Svs.)	(a)	8,864	629,167
Alliance Data Systems Corp. (IT Svs.)		2,522	536,833
Alphabet, Inc. Class A (Internet Software & Svs.)	(a)	15,515	16,091,227

23	(continued)

Ohio National Fund, Inc.	S&P 500® Index Portfolio (Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

Common Stocks (Continued)		Shares	Value
INFORMATION TECHNOLOGY (continued)
Alphabet, Inc. Class C (Internet Software & Svs.)	(a)	15,880	$ 16,384,825
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		15,926	1,371,706
Analog Devices, Inc. (Semiconductors & Equip.)		19,245	1,753,797
ANSYS, Inc. (Software)	(a)	4,371	684,892
Apple, Inc. (Tech. Hardware, Storage & Periph.)		264,246	44,335,195
Applied Materials, Inc. (Semiconductors & Equip.)		54,702	3,041,978
Autodesk, Inc. (Software)	(a)	11,474	1,440,905
Automatic Data Processing, Inc. (IT Svs.)		23,106	2,622,069
Broadcom Ltd. (Semiconductors & Equip.)		21,374	5,036,783
CA, Inc. (Software)		16,328	553,519
Cadence Design Systems, Inc. (Software)	(a)	14,677	539,673
Cisco Systems, Inc. (Communications Equip.)		250,894	10,760,844
Citrix Systems, Inc. (Software)	(a)	6,729	624,451
Cognizant Technology Solutions Corp. Class A (IT Svs.)		30,607	2,463,864
Corning, Inc. (Electronic Equip., Instr. & Comp.)		45,205	1,260,315
CSRA, Inc. (IT Svs.)		8,512	350,950
DXC Technology Co. (IT Svs.)		14,880	1,495,886
eBay, Inc. (Internet Software & Svs.)	(a)	49,022	1,972,645
Electronic Arts, Inc. (Software)	(a)	15,975	1,936,809
F5 Networks, Inc. (Communications Equip.)	(a)	3,220	465,644
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	124,773	19,937,478
Fidelity National Information Services, Inc. (IT Svs.)		17,254	1,661,560
Fiserv, Inc. (IT Svs.)	(a)	21,526	1,535,019
FLIR Systems, Inc. (Electronic Equip., Instr. & Comp.)		7,201	360,122
Gartner, Inc. (IT Svs.)	(a)	4,713	554,343
Global Payments, Inc. (IT Svs.)		8,273	922,605
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		81,631	1,431,808
HP, Inc. (Tech. Hardware, Storage & Periph.)		85,306	1,869,908
Intel Corp. (Semiconductors & Equip.)		243,713	12,692,573
International Business Machines Corp. (IT Svs.)		44,617	6,845,586
Intuit, Inc. (Software)		12,672	2,196,691
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	1,971	459,992
Juniper Networks, Inc. (Communications Equip.)		17,928	436,188
KLA-Tencor Corp. (Semiconductors & Equip.)		8,147	888,104
Lam Research Corp. (Semiconductors & Equip.)		8,484	1,723,609
Mastercard, Inc. Class A (IT Svs.)		48,072	8,420,292
Microchip Technology, Inc. (Semiconductors & Equip.)		12,216	1,116,054
Micron Technology, Inc. (Semiconductors & Equip.)	(a)	60,214	3,139,558
Microsoft Corp. (Software)		400,980	36,597,445
Motorola Solutions, Inc. (Communications Equip.)		8,423	886,942
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		13,951	860,637
NVIDIA Corp. (Semiconductors & Equip.)		31,516	7,298,790
Oracle Corp. (Software)		157,379	7,200,089
Paychex, Inc. (IT Svs.)		16,627	1,024,057
PayPal Holdings, Inc. (IT Svs.)	(a)	58,755	4,457,742
Qorvo, Inc. (Semiconductors & Equip.)	(a)	6,618	466,238
QUALCOMM, Inc. (Semiconductors & Equip.)		77,087	4,271,391
Red Hat, Inc. (Software)	(a)	9,232	1,380,276
salesforce.com, Inc. (Software)	(a)	35,735	4,155,981
Seagate Technology PLC (Tech. Hardware, Storage & Periph.)		14,839	868,378
Skyworks Solutions, Inc. (Semiconductors & Equip.)		9,498	952,269
Symantec Corp. (Software)		32,245	833,533
Synopsys, Inc. (Software)	(a)	7,754	645,443
Take-Two Interactive Software, Inc. (Software)	(a)	5,959	582,671
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		18,285	1,826,672
Texas Instruments, Inc. (Semiconductors & Equip.)		51,256	5,324,986
Total System Services, Inc. (IT Svs.)		8,615	743,130
VeriSign, Inc. (Internet Software & Svs.)	(a)	4,353	516,092
Visa, Inc. (IT Svs.)		93,871	11,228,849
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		15,500	1,430,185
Western Union Co. / The (IT Svs.)		23,904	459,674

Common Stocks (Continued)		Shares	Value
INFORMATION TECHNOLOGY (continued)
Xerox Corp. (Tech. Hardware, Storage & Periph.)		11,105	$ 319,602
Xilinx, Inc. (Semiconductors & Equip.)		13,261	957,975

			291,392,593

MATERIALS – 2.8%
Air Products & Chemicals, Inc. (Chemicals)		11,412	1,814,850
Albemarle Corp. (Chemicals)		5,748	533,070
Avery Dennison Corp. (Containers & Packaging)		4,593	488,006
Ball Corp. (Containers & Packaging)		18,207	723,000
CF Industries Holdings, Inc. (Chemicals)		12,130	457,665
DowDuPont, Inc. (Chemicals)		121,875	7,764,656
Eastman Chemical Co. (Chemicals)		7,428	784,248
Ecolab, Inc. (Chemicals)		13,526	1,854,009
FMC Corp. (Chemicals)		6,982	534,612
Freeport-McMoRan, Inc. (Metals & Mining)	(a)	70,282	1,234,855
International Flavors & Fragrances, Inc. (Chemicals)		4,105	562,016
International Paper Co. (Containers & Packaging)		21,468	1,147,035
LyondellBasell Industries N.V. Class A (Chemicals)		16,867	1,782,505
Martin Marietta Materials, Inc. (Construction Materials)		3,269	677,664
Monsanto Co. (Chemicals)		22,965	2,679,786
Mosaic Co. / The (Chemicals)		18,187	441,580
Newmont Mining Corp. (Metals & Mining)		27,736	1,083,645
Nucor Corp. (Metals & Mining)		16,533	1,010,001
Packaging Corp. of America (Containers & Packaging)		4,903	552,568
PPG Industries, Inc. (Chemicals)		13,236	1,477,138
Praxair, Inc. (Chemicals)		14,961	2,158,872
Sealed Air Corp. (Containers & Packaging)		8,709	372,658
Sherwin-Williams Co. / The (Chemicals)		4,310	1,690,037
Vulcan Materials Co. (Construction Materials)		6,880	785,490
WestRock Co. (Containers & Packaging)		13,314	854,359

			33,464,325

REAL ESTATE – 2.7%
Alexandria Real Estate Equities, Inc. (Equity REIT)		5,259	656,797
American Tower Corp. (Equity REIT)		22,963	3,337,442
Apartment Investment & Management Co. Class A (Equity REIT)		8,153	332,235
AvalonBay Communities, Inc. (Equity REIT)		7,182	1,181,152
Boston Properties, Inc. (Equity REIT)		8,025	988,840
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	15,707	741,685
Crown Castle International Corp. (Equity REIT)		21,602	2,367,795
Digital Realty Trust, Inc. (Equity REIT)		10,684	1,125,880
Duke Realty Corp. (Equity REIT)		18,512	490,198
Equinix, Inc. (Equity REIT)		4,127	1,725,664
Equity Residential (Equity REIT)		19,224	1,184,583
Essex Property Trust, Inc. (Equity REIT)		3,433	826,254
Extra Space Storage, Inc. (Equity REIT)		6,546	571,859
Federal Realty Investment Trust (Equity REIT)		3,829	444,585
GGP, Inc. (Equity REIT)		32,923	673,605
HCP, Inc. (Equity REIT)		24,407	566,975
Host Hotels & Resorts, Inc. (Equity REIT)		38,219	712,402
Iron Mountain, Inc. (Equity REIT)		14,633	480,840
Kimco Realty Corp. (Equity REIT)		22,146	318,902
Macerich Co. / The (Equity REIT)		5,638	315,841
Mid-America Apartment Communities, Inc. (Equity REIT)		5,907	538,955
Prologis, Inc. (Equity REIT)		27,789	1,750,429
Public Storage (Equity REIT)		7,810	1,565,046
Realty Income Corp. (Equity REIT)		14,866	769,018
Regency Centers Corp. (Equity REIT)		7,778	458,746
SBA Communications Corp. (Equity REIT)	(a)	6,070	1,037,484
Simon Property Group, Inc. (Equity REIT)		16,210	2,502,013
SL Green Realty Corp. (Equity REIT)		4,724	457,425
UDR, Inc. (Equity REIT)		13,899	495,082
Ventas, Inc. (Equity REIT)		18,525	917,543
Vornado Realty Trust (Equity REIT)		8,969	603,614
Welltower, Inc. (Equity REIT)		19,269	1,048,812
Weyerhaeuser Co. (Equity REIT)		39,394	1,378,790

			32,566,491

TELECOMMUNICATION SERVICES – 1.9%
AT&T, Inc. (Diversified Telecom. Svs.)		319,778	11,400,086

24	(continued)

Ohio National Fund, Inc.	S&P 500® Index Portfolio (Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

Common Stocks (Continued)	Shares	Value
TELECOMMUNICATION SERVICES (continued)
CenturyLink, Inc. (Diversified Telecom. Svs.)	50,599	$ 831,341
Verizon Communications, Inc. (Diversified Telecom. Svs.)	214,990	10,280,822

		22,512,249

UTILITIES – 2.8%
AES Corp. (Ind. Power & Renewable Elec.)	34,371	390,798
Alliant Energy Corp. (Electric Utilities)	11,995	490,116
Ameren Corp. (Multi-Utilities)	12,613	714,274
American Electric Power Co., Inc. (Electric Utilities)	25,658	1,759,882
American Water Works Co., Inc. (Water Utilities)	9,326	765,944
CenterPoint Energy, Inc. (Multi-Utilities)	22,387	613,404
CMS Energy Corp. (Multi-Utilities)	14,675	664,631
Consolidated Edison, Inc. (Multi-Utilities)	16,135	1,257,562
Dominion Energy, Inc. (Multi-Utilities)	33,950	2,289,248
DTE Energy Co. (Multi-Utilities)	9,329	973,948
Duke Energy Corp. (Electric Utilities)	36,481	2,826,183
Edison International (Electric Utilities)	16,951	1,079,101
Entergy Corp. (Electric Utilities)	9,439	743,604
Eversource Energy (Electric Utilities)	16,478	970,884
Exelon Corp. (Electric Utilities)	50,281	1,961,462
FirstEnergy Corp. (Electric Utilities)	23,229	790,018
NextEra Energy, Inc. (Electric Utilities)	24,497	4,001,095
NiSource, Inc. (Multi-Utilities)	17,515	418,784
NRG Energy, Inc. (Ind. Power & Renewable Elec.)	15,809	482,649

Common Stocks (Continued)		Shares	Value
UTILITIES (continued)
PG&E Corp. (Electric Utilities)		26,835	$ 1,178,861
Pinnacle West Capital Corp. (Electric Utilities)		5,801	462,920
PPL Corp. (Electric Utilities)		36,196	1,023,985
Public Service Enterprise Group, Inc. (Multi-Utilities)		26,317	1,322,166
SCANA Corp. (Multi-Utilities)		7,419	278,583
Sempra Energy (Multi-Utilities)		13,308	1,480,116
Southern Co. / The (Electric Utilities)		52,517	2,345,409
WEC Energy Group, Inc. (Multi-Utilities)		16,402	1,028,405
Xcel Energy, Inc. (Electric Utilities)		26,543	1,207,176

			33,521,208

Total Common Stocks (Cost $912,507,678)			$1,171,571,224

Money Market Funds – 0.8%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class		9,823,297	$ 9,821,333

Total Money Market Funds (Cost $9,823,140)			$ 9,821,333

Total Investments – 99.2% (Cost $922,330,818)	(b)		$1,181,392,557
Other Assets in Excess of Liabilities – 0.8%	(c)		9,045,633

Net Assets – 100.0%			$1,190,438,190

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(c)	Includes $487,200 of cash pledged as collateral for the futures contracts outstanding at March 31, 2018. See also the following Schedule of Open Futures Contracts.

The accompanying notes are an integral part of these financial statements.

Schedule of Open Futures Contracts	March 31, 2018 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	84	June 15, 2018	$11,520,309	$11,100,600	$(419,709)	$119,519

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Strategic Value Portfolio
Schedule of Investments	March 31, 2018 (Unaudited)

Common Stocks – 99.2%		Shares	Value
CONSUMER STAPLES – 21.5%
Altria Group, Inc. (Tobacco)		354,920	$22,118,614
British American Tobacco PLC (Tobacco)	(a)	117,650	6,800,977
Coca-Cola Co. / The (Beverages)		550,950	23,927,759
General Mills, Inc. (Food Products)		138,450	6,238,557
Imperial Brands PLC (Tobacco)	(a)	158,450	5,395,142
Kimberly-Clark Corp. (Household Products)		66,775	7,353,931
PepsiCo, Inc. (Beverages)		23,250	2,537,738
Philip Morris International, Inc. (Tobacco)		230,645	22,926,113
Procter & Gamble Co. / The (Household Products)		112,540	8,922,171

			106,221,002

ENERGY – 15.5%
BP PLC (Oil, Gas & Consumable Fuels)	(a)	2,065,150	13,929,647
Chevron Corp. (Oil, Gas & Consumable Fuels)		139,430	15,900,597
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		268,900	20,062,629
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		225,025	14,617,624
TOTAL SA (Oil, Gas & Consumable Fuels)	(a)	211,850	12,143,162

			76,653,659

FINANCIALS – 3.2%
Canadian Imperial Bank of Commerce (Banks)		69,625	6,145,655
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen (Insurance)	(a)	41,525	9,656,274

			15,801,929

HEALTH CARE – 10.4%
AbbVie, Inc. (Biotechnology)		55,075	5,212,849
AstraZeneca PLC (Pharmaceuticals)	(a)	175,230	12,045,529
GlaxoSmithKline PLC (Pharmaceuticals)	(a)	761,031	14,780,015
Merck & Co., Inc. (Pharmaceuticals)		195,975	10,674,758
Sanofi (Pharmaceuticals)	(a)	109,161	8,759,081

			51,472,232

INDUSTRIALS – 1.3%
United Parcel Service, Inc. Class B (Air Freight & Logistics)		58,625	6,135,693

INFORMATION TECHNOLOGY – 0.6%
Paychex, Inc. (IT Svs.)		45,000	2,771,550

REAL ESTATE – 10.6%
Crown Castle International Corp. (Equity REIT)		197,650	21,664,416

Common Stocks (Continued)		Shares	Value
REAL ESTATE (continued)
Digital Realty Trust, Inc. (Equity REIT)		43,295	$4,562,427
National Retail Properties, Inc. (Equity REIT)		101,150	3,971,149
Omega Healthcare Investors, Inc. (Equity REIT)		88,550	2,394,392
Public Storage (Equity REIT)		27,800	5,570,842
Realty Income Corp. (Equity REIT)		64,350	3,328,826
Ventas, Inc. (Equity REIT)		138,930	6,881,203
Welltower, Inc. (Equity REIT)		68,700	3,739,341

			52,112,596

TELECOMMUNICATION SERVICES – 18.0%
AT&T, Inc. (Diversified Telecom. Svs.)		667,748	23,805,216
BCE, Inc. (Diversified Telecom. Svs.)		474,755	20,429,555
Verizon Communications, Inc. (Diversified Telecom. Svs.)		519,601	24,847,320
Vodafone Group PLC – ADR (Wireless Telecom. Svs.)		707,318	19,677,587

			88,759,678

UTILITIES – 18.1%
American Electric Power Co., Inc. (Electric Utilities)		40,200	2,757,318
Dominion Energy, Inc. (Multi-Utilities)		259,450	17,494,713
Duke Energy Corp. (Electric Utilities)		291,806	22,606,211
National Grid PLC (Multi-Utilities)	(a)	1,269,350	14,288,414
PPL Corp. (Electric Utilities)		426,900	12,077,001
Public Service Enterprise Group, Inc. (Multi-Utilities)		150,050	7,538,512
Southern Co. / The (Electric Utilities)		283,810	12,674,955

			89,437,124

Total Common Stocks (Cost $495,734,846)			$489,365,463

Money Market Funds – 1.3%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class		6,704,494	$ 6,703,153

Total Money Market Funds (Cost $6,704,494)			$ 6,703,153

Total Investments – 100.5% (Cost $502,439,340)	(b)		$496,068,616
Liabilities in Excess of Other Assets – (0.5)%			(2,697,253)

Net Assets – 100.0%			$493,371,363

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:
(a)

Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $97,798,241 or 19.8% of the Portfolio’s net assets.

Other Portfolio securities are not subjected to fair value procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	High Income Bond Portfolio
Schedule of Investments	March 31, 2018 (Unaudited)

Corporate Bonds – 96.7%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY – 24.7%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	4.250%	05/15/2024	$ 250,000	$238,750
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	10/15/2025	1,475,000	1,404,495
Acosta, Inc. (Media)	(a)	7.750%	10/01/2022	1,100,000	693,000
Adient Global Holdings Ltd. (Auto Components)	(a)	4.875%	08/15/2026	950,000	897,750
Altice U.S. Finance I Corp. (Media)	(a)	5.375%	07/15/2023	375,000	379,875
AMC Networks, Inc. (Media)		5.000%	04/01/2024	800,000	790,536
AMC Networks, Inc. (Media)		4.750%	08/01/2025	450,000	433,634
American Axle & Manufacturing, Inc. (Auto Components)		6.500%	04/01/2027	925,000	925,000
Aramark Services, Inc. (Hotels, Restaurants & Leisure)		5.125%	01/15/2024	550,000	561,000
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	04/01/2025	300,000	302,340
Aramark Services, Inc. (Hotels, Restaurants & Leisure)		4.750%	06/01/2026	375,000	362,813
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	02/01/2028	575,000	562,781
Ardonagh Midco 3 PLC (Hotels, Restaurants & Leisure)	(a)	8.625%	07/15/2023	850,000	877,625
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		6.875%	05/15/2023	525,000	553,875
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		6.375%	04/01/2026	650,000	680,530
Boyne U.S.A., Inc. (Hotels, Restaurants & Leisure)	(a)	7.250%	05/01/2025	100,000	102,625
Cablevision Systems Corp. (Media)		5.875%	09/15/2022	825,000	818,565
Caesars Resort Collection LLC / CRC Finco, Inc. (Hotels, Restaurants & Leisure)	(a)	5.250%	10/15/2025	1,625,000	1,557,855
CBS Radio, Inc. (Media)	(a)	7.250%	11/01/2024	650,000	662,187
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		5.250%	09/30/2022	300,000	304,503
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		5.125%	02/15/2023	150,000	150,975
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		5.750%	09/01/2023	325,000	329,875
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		5.750%	01/15/2024	2,325,000	2,359,875
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.375%	05/01/2025	175,000	172,375
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.125%	05/01/2027	800,000	759,520
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.875%	05/01/2027	400,000	400,000
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.000%	02/01/2028	850,000	796,875
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. (Hotels, Restaurants & Leisure)		5.375%	06/01/2024	375,000	380,156
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Operations LLC (Hotels, Restaurants & Leisure)	(a)	5.375%	04/15/2027	100,000	99,000
Cequel Communications Holdings I LLC / Cequel Capital Corp. (Media)	(a)	5.125%	12/15/2021	750,000	747,187
Cequel Communications Holdings I LLC / Cequel Capital Corp. (Media)	(a)	5.125%	12/15/2021	100,000	99,875
Cequel Communications Holdings I LLC / Cequel Capital Corp. (Media)	(a)	7.750%	07/15/2025	1,175,000	1,242,562
Cequel Communications Holdings I LLC / Cequel Capital Corp. (Media)	(a)	7.500%	04/01/2028	550,000	562,375
Clear Channel Worldwide Holdings, Inc. (Media)		6.500%	11/15/2022	1,000,000	1,017,500
Clear Channel Worldwide Holdings, Inc. (Media)		6.500%	11/15/2022	275,000	279,125
CSC Holdings LLC (Media)		5.250%	06/01/2024	975,000	927,469
CSC Holdings LLC (Media)	(a)	5.500%	04/15/2027	1,100,000	1,053,250
Dana Financing Luxembourg Sarl (Auto Components)	(a)	5.750%	04/15/2025	175,000	178,281
Dana Financing Luxembourg Sarl (Auto Components)	(a)	6.500%	06/01/2026	800,000	832,000
DISH DBS Corp. (Media)		5.875%	07/15/2022	950,000	907,250
DISH DBS Corp. (Media)		5.875%	11/15/2024	1,275,000	1,136,344
DISH DBS Corp. (Media)		7.750%	07/01/2026	300,000	282,375
E.W. Scripps Co. / The (Media)	(a)	5.125%	05/15/2025	175,000	162,750
Eldorado Resorts, Inc. (Hotels, Restaurants & Leisure)		6.000%	04/01/2025	500,000	507,500
EMI Music Publishing Group North America Holdings, Inc. (Media)	(a)	7.625%	06/15/2024	650,000	703,625
Gates Global LLC / Gates Global Co. (Auto Components)	(a)	6.000%	07/15/2022	739,000	751,009
GLP Capital LP / GLP Financing II, Inc. (Hotels, Restaurants & Leisure)		5.375%	11/01/2023	150,000	155,396
Goodyear Tire & Rubber Co. / The (Auto Components)		5.125%	11/15/2023	300,000	301,875
Goodyear Tire & Rubber Co. / The (Auto Components)		5.000%	05/31/2026	200,000	194,500
Goodyear Tire & Rubber Co. / The (Auto Components)		4.875%	03/15/2027	300,000	288,591
Gray Television, Inc. (Media)	(a)	5.125%	10/15/2024	250,000	241,875
Gray Television, Inc. (Media)	(a)	5.875%	07/15/2026	825,000	802,312
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	4.875%	05/15/2026	325,000	315,250
iHeartCommunications, Inc. (Media)	(b)	9.000%	03/01/2021	700,000	549,063
IHO Verwaltungs GmbH (Auto Components)	(a)(c)	4.750%, 5.500% PIK	09/15/2026	1,125,000	1,084,219
Intelsat Jackson Holdings SA (Media)		7.500%	04/01/2021	1,525,000	1,380,125
Intelsat Jackson Holdings SA (Media)		5.500%	08/01/2023	550,000	445,500
Intelsat Jackson Holdings SA (Media)	(a)	8.000%	02/15/2024	525,000	551,906
Intelsat Jackson Holdings SA (Media)	(a)	9.750%	07/15/2025	350,000	326,813
J.B. Poindexter & Co., Inc. (Auto Components)	(a)	9.000%	04/01/2022	341,000	351,656
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (Hotels, Restaurants & Leisure)	(a)	5.000%	06/01/2024	150,000	149,063
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (Hotels, Restaurants & Leisure)	(a)	5.250%	06/01/2026	300,000	298,875
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (Hotels, Restaurants & Leisure)	(a)	4.750%	06/01/2027	650,000	626,438
LIN Television Corp. (Media)		5.875%	11/15/2022	350,000	360,063
Live Nation Entertainment, Inc. (Media)	(a)	4.875%	11/01/2024	250,000	243,750
Live Nation Entertainment, Inc. (Media)	(a)	5.625%	03/15/2026	250,000	253,125
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. (Hotels, Restaurants & Leisure)		5.625%	05/01/2024	50,000	51,500
MGM Resorts International (Hotels, Restaurants & Leisure)		6.750%	10/01/2020	150,000	159,375
MGM Resorts International (Hotels, Restaurants & Leisure)		7.750%	03/15/2022	225,000	250,594
MGM Resorts International (Hotels, Restaurants & Leisure)		4.625%	09/01/2026	1,075,000	1,026,625
Michaels Stores, Inc. (Specialty Retail)	(a)	5.875%	12/15/2020	1,275,000	1,290,937
Mohegan Gaming & Entertainment (Hotels, Restaurants & Leisure)	(a)	7.875%	10/15/2024	875,000	870,625
Nexstar Broadcasting, Inc. (Media)	(a)	6.125%	02/15/2022	475,000	487,920

27	(continued)

Ohio National Fund, Inc.	High Income Bond Portfolio (Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY (continued)
Nexstar Broadcasting, Inc. (Media)	(a)	5.625%	08/01/2024	$1,025,000	$1,004,192
Nielsen Finance LLC / Nielsen Finance Co. (Media)	(a)	5.000%	04/15/2022	1,125,000	1,124,122
Outfront Media Capital LLC / Outfront Media Capital Corp. (Media)		5.250%	02/15/2022	300,000	305,250
Outfront Media Capital LLC / Outfront Media Capital Corp. (Media)		5.625%	02/15/2024	300,000	300,780
Party City Holdings, Inc. (Specialty Retail)	(a)	6.125%	08/15/2023	975,000	993,281
Penn National Gaming, Inc. (Hotels, Restaurants & Leisure)	(a)	5.625%	01/15/2027	375,000	360,000
PetSmart, Inc. (Specialty Retail)	(a)	7.125%	03/15/2023	1,425,000	808,687
PetSmart, Inc. (Specialty Retail)	(a)	8.875%	06/01/2025	150,000	85,500
Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure)		5.625%	05/01/2024	1,075,000	1,123,375
Regal Entertainment Group (Media)		5.750%	02/01/2025	550,000	565,813
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp. (Hotels, Restaurants & Leisure)	(a)	6.125%	08/15/2021	750,000	723,750
Sally Holdings LLC / Sally Capital, Inc. (Specialty Retail)		5.625%	12/01/2025	950,000	939,312
Seminole Hard Rock Entertainment, Inc. / Seminole Hard Rock International LLC (Hotels, Restaurants & Leisure)	(a)	5.875%	05/15/2021	1,400,000	1,400,000
Seminole Tribe of Florida, Inc. (Hotels, Restaurants & Leisure)	(a)	7.804%	10/01/2020	400,000	400,000
ServiceMaster Co. LLC / The (Diversified Consumer Svs.)	(a)	5.125%	11/15/2024	700,000	677,250
Sinclair Television Group, Inc. (Media)	(a)	5.625%	08/01/2024	775,000	769,187
Sinclair Television Group, Inc. (Media)	(a)	5.875%	03/15/2026	750,000	742,500
Sinclair Television Group, Inc. (Media)	(a)	5.125%	02/15/2027	250,000	231,875
Sirius XM Radio, Inc. (Media)	(a)	4.625%	05/15/2023	1,175,000	1,156,259
Sirius XM Radio, Inc. (Media)	(a)	6.000%	07/15/2024	275,000	283,250
Sirius XM Radio, Inc. (Media)	(a)	5.375%	04/15/2025	150,000	148,875
Sirius XM Radio, Inc. (Media)	(a)	5.375%	07/15/2026	725,000	715,937
Sirius XM Radio, Inc. (Media)	(a)	5.000%	08/01/2027	250,000	235,000
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	4.875%	07/31/2024	350,000	340,813
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	5.500%	04/15/2027	1,475,000	1,460,250
Springs Industries, Inc. (Textiles, Apparel & Luxury Goods)		6.250%	06/01/2021	270,000	273,713
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	5.000%	10/01/2025	650,000	617,500
Sugarhouse HSP Gaming Prop. Mezz. LP / Sugarhouse HSP Gaming Finance Corp. (Hotels, Restaurants & Leisure)	(a)	5.875%	05/15/2025	675,000	642,937
TEGNA, Inc. (Media)		6.375%	10/15/2023	700,000	727,090
TEGNA, Inc. (Media)	(a)	5.500%	09/15/2024	225,000	229,500
Telenet Finance Luxembourg Notes SARL (Media)	(a)	5.500%	03/01/2028	1,400,000	1,338,750
TI Group Automotive Systems LLC (Auto Components)	(a)	8.750%	07/15/2023	362,000	380,100
Tribune Media Co. (Media)		5.875%	07/15/2022	1,225,000	1,241,844
Unitymedia GmbH (Media)	(a)	6.125%	01/15/2025	975,000	1,022,531
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH (Media)	(a)	5.000%	01/15/2025	200,000	203,500
Urban One, Inc. (Acquired 01/29/2014 through 03/06/2014, Cost $659,220) (Media)	(a)(d)	9.250%	02/15/2020	650,000	630,500
Urban One, Inc. (Media)	(a)	7.375%	04/15/2022	625,000	618,750
Virgin Media Finance PLC (Media)	(a)	6.375%	04/15/2023	475,000	482,125
Virgin Media Finance PLC (Media)	(a)	6.000%	10/15/2024	800,000	792,000
Virgin Media Finance PLC (Media)	(a)	5.750%	01/15/2025	400,000	383,000
Virgin Media Secured Finance PLC (Media)	(a)	5.250%	01/15/2026	425,000	409,063
Virgin Media Secured Finance PLC (Media)	(a)	5.500%	08/15/2026	200,000	194,374
VOC Escrow Ltd. (Hotels, Restaurants & Leisure)	(a)	5.000%	02/15/2028	325,000	308,750
WMG Acquisition Corp. (Media)	(a)	5.000%	08/01/2023	75,000	75,094
WMG Acquisition Corp. (Media)	(a)	4.875%	11/01/2024	200,000	198,500
WMG Acquisition Corp. (Media)	(a)	5.500%	04/15/2026	175,000	175,875
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	(a)	5.375%	04/15/2026	325,000	327,438
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (Hotels, Restaurants & Leisure)	(a)	5.250%	05/15/2027	325,000	318,906
Ziggo Bond Finance BV (Media)	(a)	6.000%	01/15/2027	775,000	722,687
Ziggo Secured Finance BV (Media)	(a)	5.500%	01/15/2027	925,000	869,232

					73,085,855

CONSUMER STAPLES – 3.3%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC (Food & Staples Retailing)		6.625%	06/15/2024	1,025,000	918,656
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC (Food & Staples Retailing)		5.750%	03/15/2025	600,000	511,680
First Quality Finance Co., Inc. (Personal Products)	(a)	4.625%	05/15/2021	1,450,000	1,442,750
First Quality Finance Co., Inc. (Personal Products)	(a)	5.000%	07/01/2025	100,000	95,750
Hearthside Group Holdings LLC / Hearthside Finance Co. (Food Products)	(a)	6.500%	05/01/2022	850,000	847,875
Lamb Weston Holdings, Inc. (Food Products)	(a)	4.875%	11/01/2026	500,000	495,625
Performance Food Group, Inc. (Food & Staples Retailing)	(a)	5.500%	06/01/2024	75,000	75,375
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. (Food Products)		5.875%	01/15/2024	250,000	258,750
Post Holdings, Inc. (Food Products)	(a)	5.000%	08/15/2026	2,000,000	1,900,000
Post Holdings, Inc. (Food Products)	(a)	5.750%	03/01/2027	550,000	543,125
Post Holdings, Inc. (Food Products)	(a)	5.625%	01/15/2028	350,000	334,250
Rite Aid Corp. (Food & Staples Retailing)	(a)	6.125%	04/01/2023	550,000	554,813
Spectrum Brands, Inc. (Household Products)		6.125%	12/15/2024	175,000	180,250
Spectrum Brands, Inc. (Household Products)		5.750%	07/15/2025	400,000	408,000
U.S. Foods, Inc. (Food & Staples Retailing)	(a)	5.875%	06/15/2024	1,125,000	1,150,312

					9,717,211

ENERGY – 12.3%
Andeavor Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)		6.250%	10/15/2022	28,000	29,366
Andeavor Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)		5.250%	01/15/2025	275,000	279,579

28	(continued)

Ohio National Fund, Inc.	High Income Bond Portfolio (Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
ENERGY (continued)
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)		5.375%	09/15/2024	$ 900,000	$906,750
Antero Resources Corp. (Oil, Gas & Consumable Fuels)		5.000%	03/01/2025	975,000	977,437
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	10.000%	04/01/2022	775,000	837,000
Berry Petroleum Co. LLC (Oil, Gas & Consumable Fuels)	(a)	7.000%	02/15/2026	250,000	251,950
Callon Petroleum Co. (Oil, Gas & Consumable Fuels)		6.125%	10/01/2024	614,000	627,999
Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)		7.500%	09/15/2020	108,000	109,620
Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)		6.250%	04/15/2023	100,000	100,000
Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)		8.250%	07/15/2025	450,000	472,500
Cheniere Corpus Christi Holdings LLC (Oil, Gas & Consumable Fuels)		7.000%	06/30/2024	550,000	608,437
Cheniere Corpus Christi Holdings LLC (Oil, Gas & Consumable Fuels)		5.875%	03/31/2025	575,000	601,594
Cheniere Corpus Christi Holdings LLC (Oil, Gas & Consumable Fuels)		5.125%	06/30/2027	225,000	223,313
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)	(a)	5.250%	10/01/2025	1,150,000	1,134,187
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		5.375%	06/15/2021	175,000	170,188
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	8.000%	12/15/2022	345,000	363,975
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)		5.750%	03/15/2023	50,000	45,063
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	8.000%	01/15/2025	175,000	169,313
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	8.000%	06/15/2027	850,000	811,750
CNX Midstream Partners LP / CNX Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.500%	03/15/2026	325,000	320,531
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)		4.500%	04/15/2023	350,000	353,937
CrownRock LP / CrownRock Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.625%	10/15/2025	1,050,000	1,039,500
CVR Refining LLC / Coffeyville Finance, Inc. (Oil, Gas & Consumable Fuels)		6.500%	11/01/2022	1,250,000	1,275,000
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		4.750%	11/01/2024	125,000	123,594
Endeavor Energy Resources LP / EER Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.500%	01/30/2026	150,000	149,250
Endeavor Energy Resources LP / EER Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/30/2028	300,000	298,875
Energy Transfer Equity LP (Oil, Gas & Consumable Fuels)		5.875%	01/15/2024	1,275,000	1,316,437
Enviva Partners LP / Enviva Partners Finance Corp. (Oil, Gas & Consumable Fuels)		8.500%	11/01/2021	1,025,000	1,083,937
EP Energy LLC / Everest Acquisition Finance, Inc. (Oil, Gas & Consumable Fuels)		6.375%	06/15/2023	150,000	76,500
EP Energy LLC / Everest Acquisition Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	8.000%	11/29/2024	500,000	502,500
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)		6.625%	05/01/2023	275,000	277,750
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)		6.000%	10/15/2024	450,000	426,937
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)		6.375%	05/15/2025	275,000	264,688
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)		6.375%	01/15/2026	125,000	118,750
Holly Energy Partners LP / Holly Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.000%	08/01/2024	1,075,000	1,096,500
Laredo Petroleum, Inc. (Oil, Gas & Consumable Fuels)		5.625%	01/15/2022	150,000	148,875
Laredo Petroleum, Inc. (Oil, Gas & Consumable Fuels)		6.250%	03/15/2023	475,000	476,187
NuStar Logistics LP (Oil, Gas & Consumable Fuels)		5.625%	04/28/2027	875,000	848,750
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)		6.875%	03/15/2022	800,000	811,392
Parsley Energy LLC / Parsley Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.250%	06/01/2024	100,000	103,625
Parsley Energy LLC / Parsley Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.375%	01/15/2025	175,000	174,563
Parsley Energy LLC / Parsley Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.250%	08/15/2025	175,000	173,469
Parsley Energy LLC / Parsley Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.625%	10/15/2027	475,000	475,000
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)		6.125%	09/15/2024	350,000	357,000
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.750%	05/15/2026	225,000	221,063
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	6.000%	03/31/2022	125,000	127,500
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	6.375%	03/31/2025	475,000	492,812
Precision Drilling Corp. (Energy Equip. & Svs.)		6.500%	12/15/2021	34,000	34,255
Precision Drilling Corp. (Energy Equip. & Svs.)		7.750%	12/15/2023	525,000	545,344
Precision Drilling Corp. (Energy Equip. & Svs.)	(a)	7.125%	01/15/2026	250,000	247,500
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)		5.250%	05/01/2023	125,000	120,318
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)		5.625%	03/01/2026	250,000	235,938
Range Resources Corp. (Oil, Gas & Consumable Fuels)		5.000%	03/15/2023	175,000	167,790
Range Resources Corp. (Oil, Gas & Consumable Fuels)		4.875%	05/15/2025	600,000	556,500
RSP Permian, Inc. (Oil, Gas & Consumable Fuels)		6.625%	10/01/2022	325,000	339,625
RSP Permian, Inc. (Oil, Gas & Consumable Fuels)		5.250%	01/15/2025	350,000	361,812
SESI LLC (Energy Equip. & Svs.)		7.125%	12/15/2021	375,000	382,031
SESI LLC (Energy Equip. & Svs.)	(a)	7.750%	09/15/2024	875,000	905,625
Shelf Drilling Holdings Ltd. (Oil, Gas & Consumable Fuels)	(a)	8.250%	02/15/2025	325,000	325,813
SM Energy Co. (Oil, Gas & Consumable Fuels)		5.000%	01/15/2024	375,000	347,812
SM Energy Co. (Oil, Gas & Consumable Fuels)		5.625%	06/01/2025	25,000	23,688
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.750%	09/15/2026	400,000	396,000
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		4.100%	03/15/2022	300,000	287,250
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		7.500%	04/01/2026	100,000	101,000
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		7.750%	10/01/2027	725,000	737,687
SRC Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	6.250%	12/01/2025	650,000	651,625
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	08/15/2022	1,400,000	1,365,000
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. (Oil, Gas & Consumable Fuels)		5.750%	04/15/2025	350,000	333,375
Sunoco LP / Sunoco Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	4.875%	01/15/2023	50,000	48,188
Sunoco LP / Sunoco Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.500%	02/15/2026	225,000	217,125
Sunoco LP / Sunoco Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.875%	03/15/2028	350,000	338,187
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.250%	05/01/2023	150,000	151,125
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.375%	02/01/2027	1,025,000	1,021,156
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.000%	01/15/2028	600,000	572,250
TransMontaigne Partners LP / TLP Finance Corp. (Oil, Gas & Consumable Fuels)		6.125%	02/15/2026	125,000	125,313

29	(continued)

Ohio National Fund, Inc.	High Income Bond Portfolio (Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
ENERGY (continued)
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)	(a)	6.875%	04/01/2026	$ 325,000	$329,875
Ultra Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	6.875%	04/15/2022	150,000	130,500
Ultra Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	7.125%	04/15/2025	400,000	328,000
Weatherford International LLC (Energy Equip. & Svs.)		6.800%	06/15/2037	500,000	355,000
Weatherford International Ltd. (Energy Equip. & Svs.)		8.250%	06/15/2023	375,000	326,250
Weatherford International Ltd. (Energy Equip. & Svs.)		7.000%	03/15/2038	425,000	308,125
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.250%	04/01/2023	600,000	607,500
Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels)	(a)	6.625%	01/15/2026	250,000	251,875
WPX Energy, Inc. (Oil, Gas & Consumable Fuels)		6.000%	01/15/2022	450,000	462,375
WPX Energy, Inc. (Oil, Gas & Consumable Fuels)		8.250%	08/01/2023	200,000	224,000
WPX Energy, Inc. (Oil, Gas & Consumable Fuels)		5.250%	09/15/2024	250,000	246,250

					36,364,025

FINANCIALS – 4.9%
Acrisure LLC / Acrisure Finance, Inc. (Insurance)	(a)	7.000%	11/15/2025	975,000	936,000
Ally Financial, Inc. (Consumer Finance)		4.125%	03/30/2020	875,000	878,281
Ally Financial, Inc. (Consumer Finance)		5.750%	11/20/2025	1,475,000	1,519,692
Alpha 3 BV / Alpha U.S. Bidco, Inc. (Diversified Financial Svs.)	(a)	6.250%	02/01/2025	900,000	911,250
AssuredPartners, Inc. (Insurance)	(a)	7.000%	08/15/2025	975,000	962,812
Avolon Holdings Funding Ltd. (Diversified Financial Svs.)	(a)	5.500%	01/15/2023	75,000	74,087
BCD Acquisition, Inc. (Diversified Financial Svs.)	(a)	9.625%	09/15/2023	675,000	729,000
HUB International Ltd. (Insurance)	(a)	7.875%	10/01/2021	1,575,000	1,630,125
MSCI, Inc. (Capital Markets)	(a)	5.250%	11/15/2024	150,000	153,150
MSCI, Inc. (Capital Markets)	(a)	5.750%	08/15/2025	325,000	339,528
Navient Corp. (Consumer Finance)		5.500%	01/25/2023	325,000	319,313
Navient Corp. (Consumer Finance)		7.250%	09/25/2023	275,000	287,375
Navient Corp. (Consumer Finance)		6.125%	03/25/2024	775,000	772,094
Navient Corp. (Consumer Finance)		5.875%	10/25/2024	1,050,000	1,029,000
NFP Corp. (Insurance)	(a)	6.875%	07/15/2025	1,050,000	1,042,125
Quicken Loans, Inc. (Thrifts & Mortgage Finance)	(a)	5.750%	05/01/2025	1,550,000	1,546,125
Quicken Loans, Inc. (Thrifts & Mortgage Finance)	(a)	5.250%	01/15/2028	375,000	350,625
USIS Merger Sub, Inc. (Insurance)	(a)	6.875%	05/01/2025	1,075,000	1,075,000

					14,555,582

HEALTH CARE – 15.6%
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)		5.625%	02/15/2023	1,225,000	1,240,312
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)		6.500%	03/01/2024	400,000	416,000
Air Medical Group Holdings, Inc. (Health Care Providers & Svs.)	(a)	6.375%	05/15/2023	1,200,000	1,137,000
Avantor, Inc. (Health Care Equip. & Supplies)	(a)	6.000%	10/01/2024	325,000	323,375
Avantor, Inc. (Health Care Equip. & Supplies)	(a)	9.000%	10/01/2025	900,000	881,437
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	5.500%	04/01/2026	225,000	228,656
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)		5.125%	08/01/2021	300,000	279,000
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)		6.875%	02/01/2022	1,050,000	607,687
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)		6.250%	03/31/2023	650,000	598,812
Eagle Holding Co. II LLC (Health Care Providers & Svs.)	(a)(c)	7.625%, 8.375% PIK	05/15/2022	475,000	478,562
Endo Dac / Endo Finance LLC / Endo Finco, Inc. (Pharmaceuticals)	(a)	6.000%	07/15/2023	475,000	358,625
Endo Dac / Endo Finance LLC / Endo Finco, Inc. (Pharmaceuticals)	(a)	6.000%	02/01/2025	1,425,000	1,022,437
Envision Healthcare Corp. (Health Care Providers & Svs.)	(a)	5.125%	07/01/2022	925,000	920,375
Envision Healthcare Corp. (Health Care Providers & Svs.)		5.625%	07/15/2022	375,000	376,688
Envision Healthcare Corp. (Health Care Providers & Svs.)	(a)	6.250%	12/01/2024	900,000	929,250
HCA, Inc. (Health Care Providers & Svs.)		5.875%	05/01/2023	275,000	284,625
HCA, Inc. (Health Care Providers & Svs.)		5.000%	03/15/2024	1,525,000	1,540,250
HCA, Inc. (Health Care Providers & Svs.)		5.375%	02/01/2025	1,200,000	1,203,000
HCA, Inc. (Health Care Providers & Svs.)		5.250%	04/15/2025	1,775,000	1,814,405
HCA, Inc. (Health Care Providers & Svs.)		5.875%	02/15/2026	1,425,000	1,449,937
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	4.375%	10/15/2025	300,000	289,500
Jaguar Holding Co. II / Pharmaceutical Product Development LLC (Health Care Providers & Svs.)	(a)	6.375%	08/01/2023	2,425,000	2,452,281
LifePoint Health, Inc. (Health Care Providers & Svs.)		5.500%	12/01/2021	250,000	252,500
LifePoint Health, Inc. (Health Care Providers & Svs.)		5.375%	05/01/2024	450,000	439,875
Mallinckrodt International Finance SA (Pharmaceuticals)		4.750%	04/15/2023	475,000	363,375
Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Pharmaceuticals)	(a)	5.625%	10/15/2023	1,350,000	1,080,000
Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Pharmaceuticals)	(a)	5.500%	04/15/2025	700,000	543,375
MEDNAX, Inc. (Health Care Providers & Svs.)	(a)	5.250%	12/01/2023	125,000	125,625
MPH Acquisition Holdings LLC (Health Care Providers & Svs.)	(a)	7.125%	06/01/2024	2,150,000	2,219,875
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA (Health Care Equip. & Supplies)	(a)	6.625%	05/15/2022	2,750,000	2,681,250
Polaris Intermediate Corp. (Health Care Providers & Svs.)	(a)(c)	8.500%, 9.250% PIK	12/01/2022	775,000	790,508
Prestige Brands, Inc. (Pharmaceuticals)	(a)	5.375%	12/15/2021	1,100,000	1,108,250
Prestige Brands, Inc. (Pharmaceuticals)	(a)	6.375%	03/01/2024	1,100,000	1,124,750
Quintiles IMS, Inc. (Health Care Technology)	(a)	5.000%	10/15/2026	475,000	472,449
Sotera Health Holdings LLC (Health Care Equip. & Supplies)	(a)	6.500%	05/15/2023	900,000	906,750
Sotera Health Topco, Inc. (Health Care Equip. & Supplies)	(a)(c)	8.125%, 8.875% PIK	11/01/2021	1,550,000	1,557,750
Surgery Center Holdings, Inc. (Health Care Providers & Svs.)	(a)	6.750%	07/01/2025	1,000,000	970,000
Team Health Holdings, Inc. (Health Care Providers & Svs.)	(a)	6.375%	02/01/2025	1,975,000	1,693,760
Teleflex, Inc. (Health Care Equip. & Supplies)		5.250%	06/15/2024	275,000	281,188
Teleflex, Inc. (Health Care Equip. & Supplies)		4.875%	06/01/2026	100,000	99,000
Teleflex, Inc. (Health Care Equip. & Supplies)		4.625%	11/15/2027	275,000	264,690
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.500%	04/01/2021	350,000	346,938
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.375%	10/01/2021	175,000	171,938

30	(continued)

Ohio National Fund, Inc.	High Income Bond Portfolio (Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
HEALTH CARE (continued)
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	7.500%	01/01/2022	$225,000	$ 237,094
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.750%	06/15/2023	1,325,000	1,296,844
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	4.625%	07/15/2024	350,000	336,438
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	5.125%	05/01/2025	750,000	720,937
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	7.000%	08/01/2025	225,000	221,344
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(a)	5.625%	12/01/2021	50,000	47,750
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(a)	6.500%	03/15/2022	125,000	129,063
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(a)	7.250%	07/15/2022	475,000	475,000
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(a)	5.500%	03/01/2023	350,000	305,813
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(a)	5.875%	05/15/2023	900,000	798,750
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(a)	7.000%	03/15/2024	350,000	364,875
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(a)	6.125%	04/15/2025	3,000,000	2,589,000
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(a)	5.500%	11/01/2025	275,000	267,713
Valeant Pharmaceuticals International, Inc. (Pharmaceuticals)	(a)	9.000%	12/15/2025	525,000	521,719
Vizient, Inc. (Health Care Providers & Svs.)	(a)	10.375%	03/01/2024	1,075,000	1,190,562
West Street Merger Sub, Inc. (Life Sciences Tools & Svs.)	(a)	6.375%	09/01/2025	600,000	571,500
					46,400,462
INDUSTRIALS – 8.6%
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(a)	5.625%	04/15/2021	340,000	344,675
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(a)	5.750%	12/15/2023	50,000	51,375
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (Road & Rail)	(a)	6.375%	04/01/2024	175,000	177,188
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (Road & Rail)	(a)	5.250%	03/15/2025	625,000	596,875
Beacon Escrow Corp. (Trading Companies & Distributors)	(a)	4.875%	11/01/2025	300,000	285,750
Core & Main LP (Commercial Svs. & Supplies)	(a)	6.125%	08/15/2025	325,000	317,688
Engility Corp. (Aerospace & Defense)		8.875%	09/01/2024	575,000	597,827
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	8.750%	05/15/2025	750,000	785,625
HD Supply, Inc. (Trading Companies & Distributors)	(a)	5.750%	04/15/2024	525,000	553,061
Hertz Corp. / The (Road & Rail)	(a)	7.625%	06/01/2022	300,000	303,375
Hertz Corp. / The (Road & Rail)	(a)	5.500%	10/15/2024	525,000	443,625
Hillman Group, Inc. / The (Building Products)	(a)	6.375%	07/15/2022	1,175,000	1,133,875
Jeld-Wen, Inc. (Building Products)	(a)	4.625%	12/15/2025	125,000	120,000
Jeld-Wen, Inc. (Building Products)	(a)	4.875%	12/15/2027	50,000	47,250
JPW Industries Holding Corp. (Machinery)	(a)	9.000%	10/01/2024	400,000	419,500
KAR Auction Services, Inc. (Commercial Svs. & Supplies)	(a)	5.125%	06/01/2025	575,000	572,125
Masonite International Corp. (Building Products)	(a)	5.625%	03/15/2023	325,000	334,344
Matthews International Corp. (Commercial Svs. & Supplies)	(a)	5.250%	12/01/2025	325,000	320,125
Multi-Color Corp. (Commercial Svs. & Supplies)	(a)	6.125%	12/01/2022	950,000	978,500
Multi-Color Corp. (Commercial Svs. & Supplies)	(a)	4.875%	11/01/2025	275,000	257,125
Nielsen Co. Luxembourg SARL / The (Professional Svs.)	(a)	5.500%	10/01/2021	625,000	633,594
Nielsen Co. Luxembourg SARL / The (Professional Svs.)	(a)	5.000%	02/01/2025	300,000	295,875
Park Aerospace Holdings Ltd. (Trading Companies & Distributors)	(a)	5.250%	08/15/2022	175,000	171,448
Park Aerospace Holdings Ltd. (Trading Companies & Distributors)	(a)	4.500%	03/15/2023	200,000	189,500
Park Aerospace Holdings Ltd. (Trading Companies & Distributors)	(a)	5.500%	02/15/2024	2,025,000	1,964,250
Pisces Midco, Inc. (Building Products)	(a)	8.000%	04/15/2026	350,000	353,500
Ply Gem Industries, Inc. (Building Products)		6.500%	02/01/2022	650,000	670,085
Ritchie Bros. Auctioneers, Inc. (Commercial Svs. & Supplies)	(a)	5.375%	01/15/2025	225,000	225,000
Sensata Technologies BV (Electrical Equip.)	(a)	5.625%	11/01/2024	225,000	235,125
Sensata Technologies BV (Electrical Equip.)	(a)	5.000%	10/01/2025	100,000	98,500
Sensata Technologies U.K. Financing Co. PLC (Electrical Equip.)	(a)	6.250%	02/15/2026	225,000	236,464
Standard Industries Inc. (Construction Materials)	(a)	5.000%	02/15/2027	1,200,000	1,164,828
Standard Industries, Inc. (Construction Materials)	(a)	6.000%	10/15/2025	475,000	486,875
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. (Professional Svs.)	(a)	6.750%	06/01/2025	1,400,000	1,398,250
Tervita Escrow Corp. (Commercial Svs. & Supplies)	(a)	7.625%	12/01/2021	700,000	710,199
Titan Acquisition Ltd. / Titan Co-Borrower LLC (Machinery)	(a)	7.750%	04/15/2026	500,000	498,437
TransDigm, Inc. (Aerospace & Defense)		5.500%	10/15/2020	275,000	276,719
TransDigm, Inc. (Aerospace & Defense)		6.000%	07/15/2022	550,000	561,000
TransDigm, Inc. (Aerospace & Defense)		6.500%	07/15/2024	775,000	794,375
TransDigm, Inc. (Aerospace & Defense)		6.500%	05/15/2025	350,000	353,500
TransDigm, Inc. (Aerospace & Defense)		6.375%	06/15/2026	850,000	856,375
Trident Merger Sub, Inc. (Machinery)	(a)	6.625%	11/01/2025	700,000	682,500
U.S.G. Corp. (Building Products)	(a)	4.875%	06/01/2027	450,000	454,500
United Rentals North America, Inc. (Trading Companies & Distributors)		5.500%	07/15/2025	300,000	307,125
United Rentals North America, Inc. (Trading Companies & Distributors)		5.875%	09/15/2026	325,000	338,000
United Rentals North America, Inc. (Trading Companies & Distributors)		5.500%	05/15/2027	350,000	352,625
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	775,000	747,875
WESCO Distribution, Inc. (Trading Companies & Distributors)		5.375%	12/15/2021	425,000	431,906
WESCO Distribution, Inc. (Trading Companies & Distributors)		5.375%	06/15/2024	1,050,000	1,053,937
Wrangler Buyer Corp. (Commercial Svs. & Supplies)	(a)	6.000%	10/01/2025	325,000	319,312
					25,501,587
INFORMATION TECHNOLOGY – 9.1%
Anixter, Inc. (Electronic Equip., Instr. & Comp.)		5.500%	03/01/2023	325,000	336,375
BMC Software Finance, Inc. (Software)	(a)	8.125%	07/15/2021	1,475,000	1,473,156
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		5.000%	09/01/2023	550,000	557,617
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		5.500%	12/01/2024	575,000	599,610
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		5.000%	09/01/2025	100,000	99,500
CommScope Technologies LLC (Communications Equip.)	(a)	6.000%	06/15/2025	325,000	338,163
CommScope Technologies LLC (Communications Equip.)	(a)	5.000%	03/15/2027	200,000	190,000
CommScope, Inc. (Communications Equip.)	(a)	5.500%	06/15/2024	375,000	382,969

31	(continued)

Ohio National Fund, Inc.	High Income Bond Portfolio (Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
INFORMATION TECHNOLOGY (continued)
Dell International LLC / EMC Corp. (Computers & Peripherals)	(a)	7.125%	06/15/2024	$1,375,000	$ 1,467,812
Entegris, Inc. (Semiconductors & Equip.)	(a)	4.625%	02/10/2026	825,000	804,466
First Data Corp. (IT Svs.)	(a)	5.375%	08/15/2023	300,000	305,250
First Data Corp. (IT Svs.)	(a)	7.000%	12/01/2023	675,000	709,594
First Data Corp. (IT Svs.)	(a)	5.000%	01/15/2024	800,000	800,000
First Data Corp. (IT Svs.)	(a)	5.750%	01/15/2024	1,925,000	1,937,031
Gartner, Inc. (IT Svs.)	(a)	5.125%	04/01/2025	350,000	350,000
Infor Software Parent LLC / Infor Software Parent, Inc. (Software)	(a)(c)	7.125%, 7.875% PIK	05/01/2021	1,500,000	1,515,000
Infor U.S., Inc. (Software)		6.500%	05/15/2022	1,675,000	1,704,312
Informatica LLC (Software)	(a)	7.125%	07/15/2023	1,100,000	1,097,250
Match Group, Inc. (Internet Software & Svs.)	(a)	5.000%	12/15/2027	675,000	664,875
NCR Corp. (Tech. Hardware, Storage & Periph.)		4.625%	02/15/2021	475,000	472,625
NCR Corp. (Tech. Hardware, Storage & Periph.)		5.000%	07/15/2022	450,000	450,000
NCR Corp. (Tech. Hardware, Storage & Periph.)		6.375%	12/15/2023	225,000	233,438
Nuance Communications, Inc. (Software)	(a)	5.375%	08/15/2020	364,000	366,330
Nuance Communications, Inc. (Software)		6.000%	07/01/2024	300,000	307,500
Nuance Communications, Inc. (Software)		5.625%	12/15/2026	975,000	957,937
Rackspace Hosting, Inc. (Internet Software & Svs.)	(a)	8.625%	11/15/2024	1,550,000	1,530,625
Riverbed Technology, Inc. (Communications Equip.)	(a)	8.875%	03/01/2023	1,025,000	973,750
RP Crown Parent LLC (Software)	(a)	7.375%	10/15/2024	1,200,000	1,242,000
Sabre GLBL, Inc. (IT Svs.)	(a)	5.375%	04/15/2023	425,000	428,719
Solera LLC / Solera Finance, Inc. (Software)	(a)	10.500%	03/01/2024	1,250,000	1,390,625
Sophia LP / Sophia Finance, Inc. (Software)	(a)	9.000%	09/30/2023	1,025,000	1,076,250
SS&C Technologies Holdings, Inc. (Software)		5.875%	07/15/2023	450,000	474,075
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5.625%	10/01/2025	600,000	597,000
Vantiv LLC / Vanity Issuer Corp. (IT Svs.)	(a)	4.375%	11/15/2025	200,000	193,250
VeriSign, Inc. (Internet Software & Svs.)		4.750%	07/15/2027	200,000	191,500
Versum Materials, Inc. (Semiconductors & Equip.)	(a)	5.500%	09/30/2024	700,000	724,500
					26,943,104
MATERIALS – 10.0%
ARD Finance SA (Containers & Packaging)	(c)	7.125%, 7.875% PIK	09/15/2023	1,250,000	1,295,312
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	6.000%	06/30/2021	150,000	153,000
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	7.250%	05/15/2024	1,625,000	1,728,594
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	6.000%	02/15/2025	400,000	402,000
Berry Global, Inc. (Containers & Packaging)		5.500%	05/15/2022	1,325,000	1,359,781
Berry Global, Inc. (Containers & Packaging)		6.000%	10/15/2022	75,000	77,438
Berry Global, Inc. (Containers & Packaging)		5.125%	07/15/2023	675,000	682,614
BWAY Holding Co. (Containers & Packaging)	(a)	5.500%	04/15/2024	900,000	905,625
BWAY Holding Co. (Containers & Packaging)	(a)	7.250%	04/15/2025	1,875,000	1,912,500
Clearwater Paper Corp. (Paper & Forest Products)		4.500%	02/01/2023	650,000	624,000
Clearwater Paper Corp. (Paper & Forest Products)	(a)	5.375%	02/01/2025	625,000	593,750
Coeur Mining, Inc. (Metals & Mining)		5.875%	06/01/2024	725,000	721,375
Compass Minerals International, Inc. (Metals & Mining)	(a)	4.875%	07/15/2024	1,000,000	981,250
Crown Americas LLC / Crown Americas Capital Corp. VI (Containers & Packaging)	(a)	4.750%	02/01/2026	475,000	459,562
Flex Acquisition Co., Inc. (Containers & Packaging)	(a)	6.875%	01/15/2025	1,850,000	1,831,500
Freeport-McMoRan, Inc. (Metals & Mining)		3.875%	03/15/2023	1,125,000	1,087,200
Freeport-McMoRan, Inc. (Metals & Mining)		5.400%	11/14/2034	1,275,000	1,211,620
Hexion, Inc. (Chemicals)		6.625%	04/15/2020	1,200,000	1,119,000
Hudbay Minerals, Inc. (Metals & Mining)	(a)	7.250%	01/15/2023	225,000	233,437
Hudbay Minerals, Inc. (Metals & Mining)	(a)	7.625%	01/15/2025	425,000	448,906
Koppers, Inc. (Chemicals)	(a)	6.000%	02/15/2025	400,000	408,680
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	5.875%	08/15/2023	225,000	232,875
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	5.375%	01/15/2025	325,000	326,219
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	6.375%	08/15/2025	600,000	631,500
Pactiv LLC (Containers & Packaging)		7.950%	12/15/2025	225,000	250,312
Platform Specialty Products Corp. (Chemicals)	(a)	6.500%	02/01/2022	2,300,000	2,337,375
Platform Specialty Products Corp. (Chemicals)	(a)	5.875%	12/01/2025	225,000	219,938
PQ Corp. (Chemicals)	(a)	6.750%	11/15/2022	450,000	473,062
PQ Corp. (Chemicals)	(a)	5.750%	12/15/2025	100,000	99,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)		5.750%	10/15/2020	1,284,068	1,300,119
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC (Containers & Packaging)	(a)	7.000%	07/15/2024	1,125,000	1,177,734
Sealed Air Corp. (Containers & Packaging)	(a)	5.500%	09/15/2025	300,000	310,500
Signode Industrial Group Lux SA / Signode Industrial Group U.S., Inc. (Containers & Packaging)	(a)	6.375%	05/01/2022	1,625,000	1,671,719
Steel Dynamics, Inc. (Metals & Mining)		5.125%	10/01/2021	200,000	203,240
Steel Dynamics, Inc. (Metals & Mining)		5.250%	04/15/2023	125,000	126,563
Steel Dynamics, Inc. (Metals & Mining)		5.500%	10/01/2024	350,000	360,920
Steel Dynamics, Inc. (Metals & Mining)		5.000%	12/15/2026	325,000	325,000
Teck Resources Ltd. (Metals & Mining)	(a)	8.500%	06/01/2024	375,000	416,700
Teck Resources Ltd. (Metals & Mining)		6.125%	10/01/2035	775,000	821,500
Teck Resources Ltd. (Metals & Mining)		6.000%	08/15/2040	175,000	180,250
					29,701,670
REAL ESTATE – 0.4%
Hub Holdings LLC / Hub Holdings Finance, Inc. (Real Estate Mgmt. & Development)	(a)(c)	8.125%, 8.875% PIK	07/15/2019	1,075,000	1,076,344
TELECOMMUNICATION SERVICES – 4.3%
Altice Luxembourg SA (Wireless Telecom. Svs.)	(a)	7.625%	02/15/2025	1,575,000	1,346,625
CSC Holdings LLC (Diversified Telecom. Svs.)	(a)	6.625%	10/15/2025	300,000	309,750

32	(continued)

Ohio National Fund, Inc.	High Income Bond Portfolio (Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
TELECOMMUNICATION SERVICES (continued)
Digicel Group Ltd. (Wireless Telecom. Svs.)	(a)	8.250%	09/30/2020	$200,000	$ 172,000
SFR Group SA (Diversified Telecom. Svs.)	(a)	6.250%	05/15/2024	400,000	377,000
SFR Group SA (Diversified Telecom. Svs.)	(a)	7.375%	05/01/2026	2,075,000	1,976,437
Sprint Capital Corp. (Wireless Telecom. Svs.)		6.875%	11/15/2028	875,000	817,031
Sprint Communications, Inc. (Wireless Telecom. Svs.)	(a)	7.000%	03/01/2020	225,000	236,250
Sprint Communications, Inc. (Wireless Telecom. Svs.)		6.000%	11/15/2022	825,000	809,531
Sprint Corp. (Wireless Telecom. Svs.)		7.875%	09/15/2023	975,000	995,719
Sprint Corp. (Wireless Telecom. Svs.)		7.125%	06/15/2024	375,000	365,625
Sprint Corp. (Wireless Telecom. Svs.)		7.625%	02/15/2025	1,950,000	1,918,312
Sprint Corp. (Wireless Telecom. Svs.)		7.625%	03/01/2026	325,000	317,281
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.000%	03/01/2023	150,000	156,000
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.625%	04/01/2023	450,000	464,909
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.500%	01/15/2024	625,000	654,688
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.375%	03/01/2025	225,000	235,125
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		5.125%	04/15/2025	775,000	778,875
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		6.500%	01/15/2026	325,000	345,313
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		5.375%	04/15/2027	200,000	202,000
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		4.750%	02/01/2028	250,000	240,313

					12,718,784

UTILITIES – 3.5%
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.625%	05/20/2024	100,000	99,375
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.500%	05/20/2025	275,000	265,375
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.875%	08/20/2026	1,200,000	1,173,000
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.750%	05/20/2027	200,000	191,250
Calpine Corp. (Ind. Power & Renewable Elec.)		5.750%	01/15/2025	2,025,000	1,852,875
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	5.250%	06/01/2026	150,000	144,750
Ferrellgas LP / Ferrellgas Finance Corp. (Gas Utilities)		6.500%	05/01/2021	375,000	359,062
Ferrellgas LP / Ferrellgas Finance Corp. (Gas Utilities)		6.750%	01/15/2022	500,000	473,750
Ferrellgas LP / Ferrellgas Finance Corp. (Gas Utilities)		6.750%	06/15/2023	850,000	773,500
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		6.250%	05/01/2024	825,000	849,750
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		7.250%	05/15/2026	1,075,000	1,139,500
NRG Energy, Inc. (Ind. Power & Renewable Elec.)		6.625%	01/15/2027	250,000	255,625
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.500%	06/01/2024	1,150,000	1,106,875
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.875%	03/01/2027	600,000	568,500
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(a)	4.250%	01/31/2023	75,000	72,094
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(a)	6.625%	06/15/2025	150,000	161,250
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	01/31/2028	1,125,000	1,067,344

					10,553,875

Total Corporate Bonds (Cost $291,217,417)					$286,618,499

Money Market Funds – 2.0%				Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class				5,735,334	$ 5,734,187

Total Money Market Funds (Cost $5,735,333)					$ 5,734,187

Total Investments – 98.7% (Cost $296,952,750)	(e)				$292,352,686
Other Assets in Excess of Liabilities – 1.3%					3,955,936

Net Assets – 100.0%					$296,308,622

Percentages are stated as a percent of net assets.

Abbreviations:

PIK: Payment-in-Kind

Footnotes:

(a)

Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2018, the value of these securities totaled $175,703,720, or 59.3% of the Portfolio’s net assets. Unless also noted as illiquid, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(b)	Represents a security that is in default. Unless also noted as illiquid, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(c)	Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).
(d)	Represents a security deemed to be illiquid. At March 31, 2018, the value of illiquid securities in the Portfolio totaled $630,500, or 0.2% of the Portfolio’s net assets.
(e)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ClearBridge Small Cap Portfolio

Schedule of Investments	March 31, 2018 (Unaudited)

Common Stocks – 97.9%		Shares	Value
CONSUMER DISCRETIONARY – 12.1%
Aaron’s, Inc. (Specialty Retail)		99,500	$ 4,636,700
Chuy’s Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	98,310	2,575,722
Gentex Corp. (Auto Components)		111,630	2,569,723
Gray Television, Inc. (Media)	(a)	372,270	4,727,829
Horizon Global Corp. (Auto Components)	(a)	149,930	1,235,423
Hudson Ltd. Class A (Specialty Retail)	(a)	102,719	1,634,259
Monro, Inc. (Specialty Retail)		52,207	2,798,295
Murphy U.S.A., Inc. (Specialty Retail)	(a)	39,310	2,861,768
Planet Fitness, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	46,110	1,741,575
Service Corp. International (Diversified Consumer Svs.)		152,200	5,744,028

			30,525,322

CONSUMER STAPLES – 2.8%
Inter Parfums, Inc. (Personal Products)		46,690	2,201,433
Sprouts Farmers Market, Inc. (Food & Staples Retailing)	(a)	201,410	4,727,093

			6,928,526

ENERGY – 3.3%
Extraction Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)	(a)	251,000	2,876,460
Liberty Oilfield Services, Inc. Class A (Energy Equip. & Svs.)	(a)	165,000	2,786,850
Smart Sand, Inc. (Energy Equip. & Svs.)	(a)	455,000	2,648,100

			8,311,410

FINANCIALS – 19.4%
Assured Guaranty Ltd. (Insurance)		65,130	2,357,706
Beneficial Bancorp, Inc. (Thrifts & Mortgage Finance)		181,580	2,823,569
Cadence BanCorp (Banks)		158,830	4,324,941
Encore Capital Group, Inc. (Consumer Finance)	(a)	66,740	3,016,648
First Interstate BancSystem, Inc. Class A (Banks)		121,660	4,811,653
Kinsale Capital Group, Inc. (Insurance)		54,600	2,802,618
LegacyTexas Financial Group, Inc. (Banks)		89,893	3,849,218
Main Street Capital Corp. (Capital Markets)		48,677	1,796,181
NMI Holdings, Inc. Class A (Thrifts & Mortgage Finance)	(a)	225,194	3,726,961
OneMain Holdings, Inc. (Consumer Finance)	(a)	136,500	4,086,810
PennantPark Investment Corp. (Capital Markets)		280,351	1,872,745
ProAssurance Corp. (Insurance)		47,930	2,327,001
Radian Group, Inc. (Thrifts & Mortgage Finance)		92,210	1,755,678
Triangle Capital Corp. (Capital Markets)		187,650	2,088,545
TriState Capital Holdings, Inc. (Banks)	(a)	96,780	2,250,135
Washington Federal, Inc. (Thrifts & Mortgage Finance)		141,620	4,900,052

			48,790,461

HEALTH CARE – 13.0%
Amarin Corp. PLC – ADR (Biotechnology)	(a)	890,090	2,679,171
Cotiviti Holdings, Inc. (Health Care Technology)	(a)	76,440	2,632,594
Dynavax Technologies Corp. (Biotechnology)	(a)	120,120	2,384,382
Encompass Health Corp. (Health Care Providers & Svs.)		84,690	4,841,727
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	91,480	5,538,199
Ironwood Pharmaceuticals, Inc. (Biotechnology)	(a)	145,630	2,247,071
Keryx Biopharmaceuticals, Inc. (Biotechnology)	(a)	494,600	2,022,914
Lexicon Pharmaceuticals, Inc. (Biotechnology)	(a)	218,420	1,871,859
Prothena Corp. PLC (Biotechnology)	(a)	50,880	1,867,805
Quotient Ltd. (Health Care Equip. & Supplies)	(a)	470,430	2,215,725
Syneos Health, Inc. (Life Sciences Tools & Svs.)	(a)	53,390	1,895,345
Tivity Health, Inc. (Health Care Providers & Svs.)	(a)	65,100	2,581,215

			32,778,007

INDUSTRIALS – 15.6%
Allegiant Travel Co. (Airlines)		15,670	2,703,858
Continental Building Products, Inc. (Building Products)	(a)	80,080	2,286,284
Cubic Corp. (Aerospace & Defense)		39,696	2,524,666
EnPro Industries, Inc. (Machinery)		28,670	2,218,485
Foundation Building Materials, Inc. (Trading Companies & Distributors)	(a)	173,590	2,588,227
GATX Corp. (Trading Companies & Distributors)		30,820	2,110,862
HEICO Corp. (Aerospace & Defense)		43,077	3,739,514

Common Stocks (Continued)		Shares	Value
INDUSTRIALS (continued)
ICF International, Inc. (Professional Svs.)		40,766	$ 2,382,773
Landstar System, Inc. (Road & Rail)		22,811	2,501,226
Marten Transport Ltd. (Road & Rail)		115,276	2,628,293
MRC Global, Inc. (Trading Companies & Distributors)	(a)	155,150	2,550,666
REV Group, Inc. (Machinery)		93,000	1,930,680
Rush Enterprises, Inc. Class A (Trading Companies & Distributors)	(a)	59,450	2,526,031
Team, Inc. (Commercial Svs. & Supplies)	(a)	140,020	1,925,275
Textainer Group Holdings Ltd. (Trading Companies & Distributors)	(a)	122,396	2,074,612
Triton International Ltd. (Trading Companies & Distributors)		82,704	2,530,742

			39,222,194

INFORMATION TECHNOLOGY – 17.8%
2U, Inc. (Internet Software & Svs.)	(a)	49,997	4,201,248
Blackline, Inc. (Software)	(a)	94,190	3,693,190
EVERTEC, Inc. (IT Svs.)		106,540	1,741,929
ForeScout Technologies, Inc. (Software)	(a)	67,510	2,190,024
Manhattan Associates, Inc. (Software)	(a)	45,468	1,904,200
Methode Electronics, Inc. (Electronic Equip., Instr. & Comp.)		98,310	3,843,921
MTS Systems Corp. (Electronic Equip., Instr. & Comp.)		50,700	2,618,655
Q2 Holdings, Inc. (Internet Software & Svs.)	(a)	78,100	3,557,455
Rapid7, Inc. (Software)	(a)	108,400	2,771,788
RingCentral, Inc. Class A (Software)	(a)	43,680	2,773,680
Semtech Corp. (Semiconductors & Equip.)	(a)	62,060	2,423,443
Tower Semiconductor Ltd. (Semiconductors & Equip.)	(a)	85,290	2,295,154
Veeco Instruments, Inc. (Semiconductors & Equip.)	(a)	136,720	2,324,240
Web.com Group, Inc. (Internet Software & Svs.)	(a)	217,180	3,930,958
WNS Holdings Ltd. – ADR (IT Svs.)	(a)	99,260	4,499,456

			44,769,341

MATERIALS – 3.5%
Balchem Corp. (Chemicals)		38,100	3,114,675
Clearwater Paper Corp. (Paper & Forest Products)	(a)	68,820	2,690,862
Venator Materials PLC (Chemicals)	(a)	165,170	2,987,925

			8,793,462

REAL ESTATE – 6.4%
American Homes 4 Rent Class A (Equity REIT)		132,110	2,652,769
Lexington Realty Trust (Equity REIT)		398,340	3,134,936
Realogy Holdings Corp. (Real Estate Mgmt. & Development)		110,460	3,013,349
STORE Capital Corp. (Equity REIT)		157,730	3,914,858
Summit Hotel Properties, Inc. (Equity REIT)		241,430	3,285,862

			16,001,774

TELECOMMUNICATION SERVICES – 1.6%
Cogent Communications Holdings, Inc. (Diversified Telecom. Svs.)		39,557	1,716,774
ORBCOMM, Inc. (Diversified Telecom. Svs.)	(a)	234,180	2,194,266

			3,911,040

UTILITIES – 2.4%
Black Hills Corp. (Multi-Utilities)		63,090	3,425,787
PNM Resources, Inc. (Electric Utilities)		70,370	2,691,653

			6,117,440

Total Common Stocks (Cost $222,770,459)			$246,148,977

Money Market Funds – 2.3%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class		5,756,957	$ 5,755,806

Total Money Market Funds (Cost $5,756,950)			$ 5,755,806

Total Investments – 100.2% (Cost $228,527,409)	(b)		$251,904,783
Liabilities in Excess of Other Assets – (0.2)%			(582,903)

Net Assets – 100.0%			$251,321,880

34	(continued)

Ohio National Fund, Inc.	ClearBridge Small Cap Portfolio (Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Nasdaq-100® Index Portfolio
Schedule of Investments	March 31, 2018 (Unaudited)

Common Stocks – 97.8%			Shares	Value
CONSUMER DISCRETIONARY – 21.7%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a	)	19,563	$ 28,314,312
Booking Holdings, Inc. (Internet & Direct Marketing Retail)	(a	)	1,951	4,058,841
Charter Communications, Inc. Class A (Media)	(a	)	9,638	2,999,538
Comcast Corp. Class A (Media)			187,304	6,400,178
Ctrip.com International Ltd. – ADR (Internet & Direct Marketing Retail)	(a	)	18,677	870,722
DISH Network Corp. Class A (Media)	(a	)	9,215	349,156
Dollar Tree, Inc. (Multiline Retail)	(a	)	9,581	909,237
Expedia Group, Inc. (Internet & Direct Marketing Retail)			5,617	620,173
Hasbro, Inc. (Leisure Products)			5,017	422,933
JD.com, Inc. – ADR (Internet & Direct Marketing Retail)	(a	)	37,269	1,509,022
Liberty Global PLC Class A (Media)	(a	)	8,868	277,657
Liberty Global PLC Class C (Media)	(a	)	23,386	711,636
Liberty Interactive Corp. QVC Group Class A (Internet & Direct Marketing Retail)	(a	)	18,158	457,037
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)			14,444	1,964,095
Netflix, Inc. (Internet & Direct Marketing Retail)	(a	)	17,536	5,179,258
O’Reilly Automotive, Inc. (Specialty Retail)	(a	)	3,381	836,392
Ross Stores, Inc. (Specialty Retail)			15,443	1,204,245
Sirius XM Holdings, Inc. (Media)			181,517	1,132,666
Starbucks Corp. (Hotels, Restaurants & Leisure)			56,800	3,288,152
Tesla, Inc. (Automobiles)	(a	)	6,826	1,816,603
Twenty-First Century Fox, Inc. Class A (Media)			42,596	1,562,847
Twenty-First Century Fox, Inc. Class B (Media)			32,265	1,173,478
Ulta Beauty, Inc. (Specialty Retail)	(a	)	2,465	503,526
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)			4,163	759,165

				67,320,869

CONSUMER STAPLES – 4.1%
Costco Wholesale Corp. (Food & Staples Retailing)			17,744	3,343,502
Kraft Heinz Co. / The (Food Products)			49,252	3,067,907
Mondelez International, Inc. Class A (Food Products)			60,103	2,508,098
Monster Beverage Corp. (Beverages)	(a	)	22,790	1,303,816
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)			40,033	2,620,960

				12,844,283

HEALTH CARE – 9.4%
Alexion Pharmaceuticals, Inc. (Biotechnology)	(a	)	8,958	998,459
Align Technology, Inc. (Health Care Equip. & Supplies)	(a	)	3,238	813,159
Amgen, Inc. (Biotechnology)			29,118	4,964,037
Biogen, Inc. (Biotechnology)	(a	)	8,549	2,340,887
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a	)	7,115	576,813
Celgene Corp. (Biotechnology)	(a	)	30,396	2,711,627
Cerner Corp. (Health Care Technology)	(a	)	13,441	779,578
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)			9,282	466,977
Express Scripts Holding Co. (Health Care Providers & Svs.)	(a	)	22,799	1,574,955
Gilead Sciences, Inc. (Biotechnology)			52,936	3,990,845
Henry Schein, Inc. (Health Care Providers & Svs.)	(a	)	6,212	417,509
Hologic, Inc. (Health Care Equip. & Supplies)	(a	)	11,175	417,498
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a	)	3,521	673,884
Illumina, Inc. (Life Sciences Tools & Svs.)	(a	)	5,940	1,404,335
Incyte Corp. (Biotechnology)	(a	)	8,553	712,721
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a	)	4,538	1,873,423
Mylan N.V. (Pharmaceuticals)	(a	)	21,678	892,483
Regeneron Pharmaceuticals, Inc. (Biotechnology).	(a	)	4,275	1,472,139

Common Stocks (Continued)			Shares	Value
HEALTH CARE (continued)
Shire PLC – ADR (Biotechnology)			2,831	$ 422,923
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a	)	10,260	1,672,175

				29,176,427

INDUSTRIALS – 2.1%
American Airlines Group, Inc. (Airlines)			19,120	993,475
Cintas Corp. (Commercial Svs. & Supplies)			4,303	734,006
CSX Corp. (Road & Rail)			35,854	1,997,427
Fastenal Co. (Trading Companies & Distributors)			11,624	634,554
J.B. Hunt Transport Services, Inc. (Road & Rail)			4,435	519,560
PACCAR, Inc. (Machinery)			14,224	941,202
Verisk Analytics, Inc. (Professional Svs.)	(a	)	6,668	693,472

				6,513,696

INFORMATION TECHNOLOGY – 59.6%
Activision Blizzard, Inc. (Software)			30,656	2,068,054
Adobe Systems, Inc. (Software)	(a	)	19,865	4,292,429
Alphabet, Inc. Class A (Internet Software & Svs.)	(a	)	12,062	12,509,983
Alphabet, Inc. Class C (Internet Software & Svs.)	(a	)	14,137	14,586,415
Analog Devices, Inc. (Semiconductors & Equip.)			14,943	1,361,756
Apple, Inc. (Tech. Hardware, Storage & Periph.)			205,042	34,401,947
Applied Materials, Inc. (Semiconductors & Equip.)			42,458	2,361,089
ASML Holding N.V. (Semiconductors & Equip.)			2,986	592,900
Autodesk, Inc. (Software)	(a	)	8,901	1,117,788
Automatic Data Processing, Inc. (IT Svs.)			17,913	2,032,767
Baidu, Inc. – ADR (Internet Software & Svs.)	(a	)	11,345	2,532,091
Broadcom Ltd. (Semiconductors & Equip.)			16,588	3,908,962
CA, Inc. (Software)			16,858	571,486
Cadence Design Systems, Inc. (Software)	(a	)	11,431	420,318
Check Point Software Technologies Ltd. (Software)	(a	)	6,605	656,141
Cisco Systems, Inc. (Communications Equip.)			194,676	8,349,654
Citrix Systems, Inc. (Software)	(a	)	5,502	510,586
Cognizant Technology Solutions Corp. Class A (IT Svs.)			23,763	1,912,921
eBay, Inc. (Internet Software & Svs.)	(a	)	40,898	1,645,735
Electronic Arts, Inc. (Software)	(a	)	12,394	1,502,649
Facebook, Inc. Class A (Internet Software & Svs.)	(a	)	96,819	15,470,708
Fiserv, Inc. (IT Svs.)	(a	)	16,698	1,190,734
Intel Corp. (Semiconductors & Equip.)			188,634	9,824,059
Intuit, Inc. (Software)			10,349	1,793,999
KLA-Tencor Corp. (Semiconductors & Equip.)			6,329	689,924
Lam Research Corp. (Semiconductors & Equip.)			6,585	1,337,809
Maxim Integrated Products, Inc. (Semiconductors & Equip.)			11,363	684,280
MercadoLibre, Inc. (Internet Software & Svs.)			1,784	635,800
Microchip Technology, Inc. (Semiconductors & Equip.)			9,470	865,179
Micron Technology, Inc. (Semiconductors & Equip.)	(a	)	46,727	2,436,346
Microsoft Corp. (Software)			311,149	28,398,569
NetEase, Inc. – ADR (Internet Software & Svs.)			3,035	850,984
NVIDIA Corp. (Semiconductors & Equip.)			24,448	5,661,912
Paychex, Inc. (IT Svs.)			14,515	893,979
PayPal Holdings, Inc. (IT Svs.)	(a	)	48,499	3,679,619
QUALCOMM, Inc. (Semiconductors & Equip.)			59,821	3,314,682
Seagate Technology PLC (Tech. Hardware, Storage & Periph.)			11,510	673,565
Skyworks Solutions, Inc. (Semiconductors & Equip.)			7,378	739,718
Symantec Corp. (Software)			25,116	649,249
Synopsys, Inc. (Software)	(a	)	6,010	500,272
Take-Two Interactive Software, Inc. (Software)	(a	)	4,623	452,037
Texas Instruments, Inc. (Semiconductors & Equip.)			39,754	4,130,043
Western Digital Corp. (Tech. Hardware, Storage & Periph.)			12,024	1,109,454

36	(continued)

Ohio National Fund, Inc.	Nasdaq-100® Index Portfolio (Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

Common Stocks (Continued)			Shares	Value
INFORMATION TECHNOLOGY (continued)
Workday, Inc. Class A (Software)	(a	)	5,536	$ 703,681
Xilinx, Inc. (Semiconductors & Equip.)			10,297	743,855

				184,766,128

TELECOMMUNICATION SERVICES – 0.9%
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a	)	34,528	2,107,589
Vodafone Group PLC – ADR (Wireless Telecom. Svs.)			19,194	533,977

				2,641,566

Total Common Stocks (Cost $202,289,454)				$303,262,969

Money Market Funds – 1.1%			Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class			3,388,379	$ 3,387,701

Total Money Market Funds (Cost $3,388,193)				$ 3,387,701

Total Investments – 98.9% (Cost $205,677,647)	(b	)		$306,650,670
Other Assets in Excess of Liabilities – 1.1%	(c	)		3,380,629

Net Assets – 100.0%				$310,031,299

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(c)	Includes $156,600 of cash pledged as collateral for the futures contracts outstanding at March 31, 2018. See also the following Schedule of Open Futures Contracts.

The accompanying notes are an integral part of these financial statements.

Schedule of Open Futures Contracts	March 31, 2018 (Unaudited)

					Unrealized	Variation Margin
	Number of		Notional		Appreciation	Receivable
Description	contracts	Expiration Date	Amount	Value	(Depreciation)	(Payable)
CME E-mini Nasdaq-100 Index - Long	27	June 15, 2018	$3,712,217	$3,560,760	$(151,457)	$77,171

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bristol Portfolio

Schedule of Investments	March 31, 2018 (Unaudited)

Common Stocks – 97.1%		Shares	Value
CONSUMER DISCRETIONARY – 17.1%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	6,611	$ 9,568,365
CBS Corp. Class B (Media)		74,096	3,807,793
McDonald’s Corp. (Hotels, Restaurants & Leisure)		11,652	1,822,140
Netflix, Inc. (Internet & Direct Marketing Retail)	(a)	5,201	1,536,115
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		38,718	2,572,424
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	63,978	3,388,915
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		77,986	4,102,843
Time Warner, Inc. (Media)		52,469	4,962,518
Walt Disney Co. / The (Media)		40,511	4,068,925

			35,830,038

CONSUMER STAPLES – 6.2%
Coca-Cola Co. / The (Beverages)		55,857	2,425,869
Conagra Brands, Inc. (Food Products)		96,519	3,559,621
Mondelez International, Inc. Class A (Food Products)		34,131	1,424,287
Philip Morris International, Inc. (Tobacco)		23,236	2,309,658
Pinnacle Foods, Inc. (Food Products)		58,907	3,186,869

			12,906,304

FINANCIALS – 16.8%
Bank of America Corp. (Banks)		176,830	5,303,132
Capital One Financial Corp. (Consumer Finance)		43,676	4,185,034
Citigroup, Inc. (Banks)		67,239	4,538,633
Goldman Sachs Group, Inc. / The (Capital Markets)		20,469	5,155,323
JPMorgan Chase & Co. (Banks)		40,865	4,493,924
Lincoln National Corp. (Insurance)		55,534	4,057,314
MetLife, Inc. (Insurance)		96,062	4,408,285
Morgan Stanley (Capital Markets)		56,445	3,045,772

			35,187,417

HEALTH CARE – 6.3%
Aerie Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	65,405	3,548,221
Bristol-Myers Squibb Co. (Pharmaceuticals)		46,682	2,952,637
Celgene Corp. (Biotechnology)	(a)	11,305	1,008,519
Sage Therapeutics, Inc. (Biotechnology)	(a)	15,953	2,569,550
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		14,575	3,119,050

			13,197,977

INDUSTRIALS – 23.6%
Boeing Co. / The (Aerospace & Defense)		9,215	3,021,414
Caterpillar, Inc. (Machinery)		24,982	3,681,847
CSX Corp. (Road & Rail)		78,743	4,386,773
Delta Air Lines, Inc. (Airlines)		63,724	3,492,712
Evoqua Water Technologies Corp. (Machinery)	(a)	138,586	2,950,496
FedEx Corp. (Air Freight & Logistics)		8,822	2,118,250

Common Stocks (Continued)		Shares	Value
INDUSTRIALS (continued)
Honeywell International, Inc. (Industrial Conglomerates)		10,822	$ 1,563,887
Kansas City Southern (Road & Rail)		47,174	5,182,064
Lockheed Martin Corp. (Aerospace & Defense)		12,211	4,126,463
Quanta Services, Inc. (Construction & Engineering)	(a)	119,323	4,098,745
Raytheon Co. (Aerospace & Defense)		15,547	3,355,354
Rockwell Automation, Inc. (Electrical Equip.)		23,024	4,010,781
Union Pacific Corp. (Road & Rail)		31,704	4,261,969
XPO Logistics, Inc. (Air Freight & Logistics)	(a)	31,237	3,180,239

			49,430,994

INFORMATION TECHNOLOGY – 27.1%
Alibaba Group Holding Ltd. – ADR (Internet Software & Svs.)	(a)	20,484	3,759,634
Alphabet, Inc. Class C (Internet Software & Svs.)	(a)	4,953	5,110,456
Apple, Inc. (Tech. Hardware, Storage & Periph.)		48,272	8,099,076
Broadcom Ltd. (Semiconductors & Equip.)		17,167	4,045,404
Cisco Systems, Inc. (Communications Equip.)		49,161	2,108,515
CommScope Holding Co., Inc. (Communications Equip.)	(a)	101,757	4,067,227
DXC Technology Co. (IT Svs.)		53,440	5,372,323
Intel Corp. (Semiconductors & Equip.)		83,832	4,365,971
Marvell Technology Group Ltd. (Semiconductors & Equip.)		187,286	3,933,006
Microsoft Corp. (Software)		90,475	8,257,653
NVIDIA Corp. (Semiconductors & Equip.)		4,809	1,113,716
Oracle Corp. (Software)		79,312	3,628,524
salesforce.com, Inc. (Software)	(a)	25,561	2,972,744

			56,834,249

Total Common Stocks (Cost $185,408,409)			$203,386,979

Master Limited Partnerships – 1.3%		Shares	Value
FINANCIALS – 1.3%
Blackstone Group LP / The (Capital Markets)		86,877	$ 2,775,720

Total Master Limited Partnerships (Cost $3,084,423)			$ 2,775,720

Money Market Funds – 0.5%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class		1,001,325	$ 1,001,125

Total Money Market Funds (Cost $1,001,189)			$ 1,001,125

Total Investments – 98.9% (Cost $189,494,021)	(b)		$207,163,824
Other Assets in Excess of Liabilities – 1.1%			2,245,405

Net Assets – 100.0%			$209,409,229

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bryton Growth Portfolio

Schedule of Investments	March 31, 2018 (Unaudited)

Common Stocks – 97.5%		Shares	Value
CONSUMER DISCRETIONARY – 1.1%
G-III Apparel Group Ltd. (Textiles, Apparel & Luxury Goods)	(a)	15,992	$ 602,579

CONSUMER STAPLES – 6.2%
B&G Foods, Inc. (Food Products)		30,472	722,186
Freshpet, Inc. (Food Products)	(a)	47,726	785,093
J&J Snack Foods Corp. (Food Products)		6,926	945,815
MGP Ingredients, Inc. (Beverages)		1,522	136,356
Nomad Foods Ltd. (Food Products)	(a)	48,583	764,696

			3,354,146

FINANCIALS – 4.9%
Ameris Bancorp (Banks)		16,854	891,577
Home BancShares, Inc. (Banks)		37,177	848,007
Triumph Bancorp, Inc. (Banks)	(a)	21,377	880,732

			2,620,316

HEALTH CARE – 21.0%
Aerie Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	17,455	946,934
AxoGen, Inc. (Health Care Equip. & Supplies)	(a)	23,607	861,655
Haemonetics Corp. (Health Care Equip. & Supplies)	(a)	12,765	933,887
Iovance Biotherapeutics, Inc. (Biotechnology)	(a)	31,371	530,170
K2M Group Holdings, Inc. (Health Care Equip. & Supplies)	(a)	40,290	763,496
Ligand Pharmaceuticals, Inc. (Biotechnology)	(a)	4,664	770,306
Loxo Oncology, Inc. (Biotechnology)	(a)	6,337	731,100
Menlo Therapeutics, Inc. (Pharmaceuticals)	(a)	3,481	130,816
Neogen Corp. (Health Care Equip. & Supplies)	(a)	8,602	576,248
Paratek Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	70,422	915,486
Penumbra, Inc. (Health Care Equip. & Supplies)	(a)	6,821	788,849
PetIQ, Inc. (Health Care Providers & Svs.)	(a)	33,379	887,881
Revance Therapeutics, Inc. (Pharmaceuticals)	(a)	25,161	774,959
Sage Therapeutics, Inc. (Biotechnology)	(a)	5,271	849,000
Vocera Communications, Inc. (Health Care Technology)	(a)	34,974	819,091

			11,279,878

INDUSTRIALS – 26.1%
Actuant Corp. Class A (Machinery)		33,319	774,667
Aerovironment, Inc. (Aerospace & Defense)	(a)	15,232	693,208
Allegiant Travel Co. (Airlines)		5,072	875,174
Covanta Holding Corp. (Commercial Svs. & Supplies)		54,738	793,701
Cubic Corp. (Aerospace & Defense)		11,789	749,781
Evoqua Water Technologies Corp. (Machinery)	(a)	37,714	802,931
Healthcare Services Group, Inc. (Commercial Svs. & Supplies)		18,988	825,598
John Bean Technologies Corp. (Machinery)		7,330	831,222
Kornit Digital Ltd. (Machinery)	(a)	54,956	708,932
Kratos Defense & Security Solutions, Inc. (Aerospace & Defense)	(a)	76,956	791,877
MasTec, Inc. (Construction & Engineering)	(a)	20,116	946,458
Mueller Water Products, Inc. Class A (Machinery)		76,279	829,153
Proto Labs, Inc. (Machinery)	(a)	7,253	852,590
Rexnord Corp. (Machinery)	(a)	31,771	942,963
Schneider National, Inc. Class B (Road & Rail)		33,000	859,980

Common Stocks (Continued)		Shares	Value
INDUSTRIALS (continued)
Spartan Motors, Inc. (Machinery)		48,999	$ 842,783
Tetra Tech, Inc. (Commercial Svs. & Supplies)		17,879	875,177

			13,996,195

INFORMATION TECHNOLOGY – 30.4%
Asure Software, Inc. (Software)	(a)	60,323	738,354
Belden, Inc. (Electronic Equip., Instr. & Comp.)		12,308	848,514
Blackline, Inc. (Software)	(a)	8,630	338,382
Carbonite, Inc. (Internet Software & Svs.)	(a)	29,219	841,507
Cloudera, Inc. (Internet Software & Svs.)	(a)	31,837	687,042
CommVault Systems, Inc. (Software)	(a)	16,316	933,275
Coupa Software, Inc. (Internet Software & Svs.)	(a)	12,381	564,821
Cray, Inc. (Tech. Hardware, Storage & Periph.)	(a)	38,028	787,180
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	17,136	537,728
Fair Isaac Corp. (Software)	(a)	2,546	431,216
Hortonworks, Inc. (Internet Software & Svs.)	(a)	44,864	913,880
Integrated Device Technology, Inc. (Semiconductors & Equip.)	(a)	31,096	950,294
Itron, Inc. (Electronic Equip., Instr. & Comp.)	(a)	12,519	895,734
LivePerson, Inc. (Internet Software & Svs.)	(a)	54,867	897,075
Lumentum Holdings, Inc. (Communications Equip.)	(a)	5,382	343,372
Mitel Networks Corp. (Communications Equip.)	(a)	101,402	941,011
Model N, Inc. (Software)	(a)	31,627	570,867
Power Integrations, Inc. (Semiconductors & Equip.)		13,310	909,738
Radware Ltd. (Communications Equip.)	(a)	33,528	715,823
Rapid7, Inc. (Software)	(a)	32,234	824,223
Semtech Corp. (Semiconductors & Equip.)	(a)	21,641	845,081
Zendesk, Inc. (Software)	(a)	17,406	833,225

			16,348,342

MATERIALS – 3.2%
PolyOne Corp. (Chemicals)		21,776	925,916
U.S. Concrete, Inc. (Construction Materials)	(a)	12,923	780,549

			1,706,465

REAL ESTATE – 3.1%
Rexford Industrial Realty, Inc. (Equity REIT)		30,823	887,394
Terreno Realty Corp. (Equity REIT)		22,305	769,746

			1,657,140

TELECOMMUNICATION SERVICES – 1.5%
Vonage Holdings Corp. (Diversified Telecom. Svs.)	(a)	76,288	812,467

Total Common Stocks (Cost $49,852,640)			$52,377,528

Money Market Funds – 2.3%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class		1,223,478	$ 1,223,233

Total Money Market Funds (Cost $1,223,389)			$ 1,223,233

Total Investments – 99.8% (Cost $51,076,029)	(b)		$53,600,761
Other Assets in Excess of Liabilities – 0.2%			81,118

Net Assets – 100.0%			$53,681,879

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Balanced Portfolio
Schedule of Investments	March 31, 2018 (Unaudited)

Common Stocks – 61.7%		Shares	Value
CONSUMER DISCRETIONARY – 10.6%
AutoZone, Inc. (Specialty Retail)	(a)	6,378	$ 4,137,345
Brunswick Corp. (Leisure Products)		177,677	10,552,237
D.R. Horton, Inc. (Household Durables)		208,896	9,158,001
Lowe’s Cos., Inc. (Specialty Retail)		103,000	9,038,250
Magna International, Inc. (Auto Components)		120,000	6,762,000
O’Reilly Automotive, Inc. (Specialty Retail)	(a)	19,000	4,700,220
PulteGroup, Inc. (Household Durables)		373,974	11,028,493
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		78,666	9,262,135
Thor Industries, Inc. (Automobiles)		62,255	7,169,908
Whirlpool Corp. (Household Durables)		27,131	4,154,028
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure)		84,631	9,684,325

			85,646,942

ENERGY – 4.6%
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)		82,000	7,667,000
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	73,861	9,344,894
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		86,226	6,303,983
Parsley Energy, Inc. Class A (Oil, Gas & Consumable Fuels)	(a)	150,000	4,348,500
SRC Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	1,050,000	9,901,500

			37,565,877

FINANCIALS – 11.4%
Ally Financial, Inc. (Consumer Finance)		329,310	8,940,766
American International Group, Inc. (Insurance)		92,361	5,026,286
Bank of America Corp. (Banks)		519,165	15,569,758
JPMorgan Chase & Co. (Banks)		141,702	15,582,969
KeyCorp (Banks)		358,325	7,005,254
Lincoln National Corp. (Insurance)		75,000	5,479,500
Morgan Stanley (Capital Markets)		163,723	8,834,493
Signature Bank (Banks)	(a)	91,584	13,000,349
SVB Financial Group (Banks)	(a)	52,369	12,569,084

			92,008,459

HEALTH CARE – 10.1%
AbbVie, Inc. (Biotechnology)		76,704	7,260,033
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	366,562	10,014,474
Celgene Corp. (Biotechnology)	(a)	52,504	4,683,882
Cigna Corp. (Health Care Providers & Svs.)		46,409	7,784,646
HCA Healthcare, Inc. (Health Care Providers & Svs.)		60,000	5,820,000
Jazz Pharmaceuticals PLC (Pharmaceuticals)	(a)	73,427	11,086,743
Ligand Pharmaceuticals, Inc. (Biotechnology)	(a)	35,504	5,863,840
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		124,522	9,428,806
PRA Health Sciences, Inc. (Life Sciences Tools & Svs.)	(a)	109,410	9,076,653
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		53,582	11,062,540

			82,081,617

INDUSTRIALS – 5.6%
Air Lease Corp. (Trading Companies & Distributors)		119,621	5,098,247
Canadian Pacific Railway Ltd. (Road & Rail)		50,000	8,825,000
Johnson Controls International PLC (Building Products)		170,000	5,990,800
Masco Corp. (Building Products)		316,337	12,792,668
Spirit AeroSystems Holdings, Inc. Class A (Aerospace & Defense)		33,000	2,762,100
Union Pacific Corp. (Road & Rail)		76,165	10,238,861

			45,707,676

INFORMATION TECHNOLOGY – 16.9%
Adobe Systems, Inc. (Software)	(a)	66,821	14,438,682
Alphabet, Inc. Class C (Internet Software & Svs.)	(a)	5,276	5,443,724
Broadcom Ltd. (Semiconductors & Equip.)		50,000	11,782,500
CDK Global, Inc. (Software)		178,927	11,333,236
Cognizant Technology Solutions Corp. Class A (IT Svs.)		138,637	11,160,278
Electronic Arts, Inc. (Software)	(a)	65,021	7,883,146
Facebook, Inc. Class A (Internet Software & Svs.)	(a)	40,000	6,391,600
Logitech International SA (Tech. Hardware, Storage & Periph.)		252,668	9,280,496
LogMeIn, Inc. (Internet Software & Svs.)		69,998	8,088,269
Mastercard, Inc. Class A (IT Svs.)		91,600	16,044,656
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		82,793	9,584,946

40	(continued)

Ohio National Fund, Inc.	Balanced Portfolio (Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

Common Stocks (Continued)				Shares	Value
INFORMATION TECHNOLOGY (continued)
Skyworks Solutions, Inc. (Semiconductors & Equip.)				124,210	$ 12,453,294
Visa, Inc. (IT Svs.)				111,400	13,325,668

					137,210,495

MATERIALS – 2.5%
Eagle Materials, Inc. (Construction Materials)				93,734	9,659,289
Graphic Packaging Holding Co. (Containers & Packaging)				668,070	10,254,874

					19,914,163

Total Common Stocks (Cost $443,309,915)					$500,135,229

Corporate Bonds – 21.5%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY – 2.4%
Dollar Tree, Inc. (Multiline Retail)		5.750%	03/01/2023	$ 2,500,000	$2,613,100
J.B. Poindexter & Co., Inc. (Auto Components)	(b)	9.000%	04/01/2022	1,301,000	1,341,656
Lee Enterprises, Inc. (Media)	(b)	9.500%	03/15/2022	4,680,000	4,890,600
Penske Automotive Group, Inc. (Specialty Retail)		5.750%	10/01/2022	1,090,000	1,117,250
Reliance Intermediate Holdings LP (Specialty Retail)	(b)	6.500%	04/01/2023	7,982,000	8,290,903
William Carter Co. / The (Textiles, Apparel & Luxury Goods)		5.250%	08/15/2021	695,000	709,769

					18,963,278

CONSUMER STAPLES – 2.3%
Central Garden & Pet Co. (Household Products)		6.125%	11/15/2023	4,229,000	4,414,019
Darling Ingredients, Inc. (Food Products)		5.375%	01/15/2022	3,000,000	3,052,500
Kraft Heinz Foods Co. (Food Products)	(b)	4.875%	02/15/2025	10,759,000	11,215,744

					18,682,263

ENERGY – 2.6%
Andeavor Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)		6.250%	10/15/2022	7,248,000	7,601,702
Andeavor Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)		6.375%	05/01/2024	3,845,000	4,085,313
MPLX LP (Oil, Gas & Consumable Fuels)		5.500%	02/15/2023	9,215,000	9,456,894

					21,143,909

FINANCIALS – 5.6%
Citigroup, Inc. (Banks)		6.875%	06/01/2025	2,250,000	2,645,722
Credit Acceptance Corp. (Consumer Finance)		6.125%	02/15/2021	2,800,000	2,820,160
Delphi Financial Group, Inc. (Insurance)		7.875%	01/31/2020	6,140,000	6,637,595
Ford Motor Credit Co. LLC (Consumer Finance)		3.664%	09/08/2024	4,250,000	4,096,220
GFI Group, Inc. (Capital Markets)		8.375%	07/19/2018	3,850,000	3,907,750
Nationwide Mutual Insurance Co. (Insurance)	(b)	7.875%	04/01/2033	6,000,000	8,199,580
ProAssurance Corp. (Insurance)		5.300%	11/15/2023	5,063,000	5,452,987
Radian Group, Inc. (Thrifts & Mortgage Finance)		5.500%	06/01/2019	1,266,000	1,288,155
RBC U.S.A. Holdco Corp. (Banks)		5.250%	09/15/2020	1,500,000	1,579,205
SAFG Retirement Services, Inc. (Diversified Financial Svs.)		8.125%	04/28/2023	7,600,000	8,998,814

					45,626,188

HEALTH CARE – 2.3%
Becton Dickinson and Co. (Health Care Equip. & Supplies)		3.875%	05/15/2024	3,000,000	2,980,882
Catholic Health Initiatives (Health Care Providers & Svs.)		2.950%	11/01/2022	4,000,000	3,913,254
Centene Corp. (Health Care Providers & Svs.)		5.625%	02/15/2021	510,000	524,025
Hill-Rom Holdings, Inc. (Health Care Equip. & Supplies)	(b)	5.750%	09/01/2023	2,190,000	2,266,650
Horizon Pharma, Inc. / Horizon Pharma, U.S.A., Inc. (Pharmaceuticals)	(b)	8.750%	11/01/2024	2,500,000	2,662,500
Molina Healthcare, Inc. (Health Care Providers & Svs.)		5.375%	11/15/2022	3,500,000	3,456,250
Universal Health Services, Inc. (Health Care Providers & Svs.)	(b)	4.750%	08/01/2022	3,039,000	3,086,546

					18,890,107

INDUSTRIALS – 1.8%
Aircastle Ltd. (Trading Companies & Distributors)		5.000%	04/01/2023	4,400,000	4,537,500
Covanta Holding Corp. (Commercial Svs. & Supplies)		6.375%	10/01/2022	734,000	746,845
EnPro Industries, Inc. (Machinery)		5.875%	09/15/2022	470,000	485,863
Spirit AeroSystems, Inc. (Aerospace & Defense)		5.250%	03/15/2022	7,370,000	7,582,227
XPO Logistics, Inc. (Air Freight & Logistics)	(b)	6.500%	06/15/2022	1,400,000	1,443,750

					14,796,185

INFORMATION TECHNOLOGY – 2.3%
Activision Blizzard, Inc. (Software)	(b)	6.125%	09/15/2023	8,000,000	8,367,776
Amkor Technology, Inc. (Semiconductors & Equip.)		6.375%	10/01/2022	3,500,000	3,591,875
NXP BV / NXP Funding LLC (Semiconductors & Equip.)	(b)	4.625%	06/01/2023	6,515,000	6,630,967

					18,590,618

41	(continued)

Ohio National Fund, Inc.	Balanced Portfolio (Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
MATERIALS – 0.5%
Mercer International, Inc. (Paper & Forest Products)		7.750%	12/01/2022	$ 188,000	$ 199,750
Standard Industries, Inc. (Construction Materials)	(b)	5.500%	02/15/2023	1,185,000	1,226,475
Westlake Chemical Corp. (Chemicals)		4.875%	05/15/2023	2,600,000	2,665,000

					4,091,225

REAL ESTATE – 0.9%
Iron Mountain, Inc. (Equity REIT)		5.750%	08/15/2024	2,534,000	2,454,813
Select Income REIT (Equity REIT)		4.500%	02/01/2025	4,850,000	4,790,887

					7,245,700

TELECOMMUNICATION SERVICES – 0.3%
Level 3 Parent LLC (Diversified Telecom. Svs.)		5.750%	12/01/2022	2,058,000	2,056,724

UTILITIES – 0.5%
DPL, Inc. (Electric Utilities)		6.750%	10/01/2019	4,000,000	4,130,000

Total Corporate Bonds (Cost $177,513,487)					$174,216,197

Closed-End Mutual Funds – 6.1%				Shares	Value
Asia Pacific Fund, Inc. / The				145,213	$ 2,092,519
BlackRock Enhanced Government Fund, Inc.				146,223	1,905,286
BlackRock Income Trust, Inc.				954,448	5,602,610
Delaware Investments Dividend & Income Fund, Inc.				156,599	1,652,119
Deutsche Multi-Market Income Trust				645,668	5,668,965
Deutsche Strategic Income Trust				122,406	1,501,922
Eaton Vance High Income 2021 Target Term Trust				311,379	3,076,424
Federated Premier Municipal Income Fund				52,355	699,463
Invesco High Income Trust II				30,344	420,871
Madison Covered Call & Equity Strategy Fund				462,812	3,360,015
Madison Strategic Sector Premium Fund				167,646	1,884,341
Managed Duration Investment Grade Municipal Fund				169,516	2,305,418
MFS Investment Grade Municipal Trust				170,680	1,602,685
Morgan Stanley Income Securities, Inc. (Acquired 05/16/2016 through 01/24/2017, Cost $4,481,271)	(c)			244,555	4,604,971
Nuveen Build America Bond Fund				45,605	948,128
Nuveen Build America Bond Opportunity Fund				39,412	869,429
Nuveen High Income December 2018 Target Term Fund				658,364	6,445,384
Nuveen High Income December 2019 Target Term Fund				380,298	3,745,935
Nuveen Mortgage Opportunity Term Fund 2				32,520	733,326

Total Closed-End Mutual Funds (Cost $49,676,306)					$ 49,119,811

Preferred Securities – 2.8%			Rate	Quantity	Value
FINANCIALS – 1.8%
Argo Group U.S., Inc. (Insurance)			6.500%	289,136	$ 7,294,901
Cabco Series 2004-101 Trust Goldman Sachs Capital I (Interest Rate Floor: 3.25%, Cap: 8.25%) (Diversified Financial Svs.)	(d)		QL + 85	44,677	1,027,571
Wells Fargo & Co. DR (Banks)			6.000%	243,857	6,352,475

					14,674,947

REAL ESTATE – 1.0%
Equity Commonwealth (Equity REIT)			6.500%	117,681	3,058,529
Gramercy Property Trust (Acquired 10/07/2014 through 02/28/2018, Cost $5,487,086) (Equity REIT)	(c)		7.125%	210,794	5,406,866

					8,465,395

Total Preferred Securities (Cost $23,266,843)					$ 23,140,342

U.S. Treasury Obligations – 2.0%		Rate	Maturity	Face Amount	Value
U.S. Treasury Note		1.875%	05/31/2022	$ 5,000,000	$ 4,873,927
U.S. Treasury Note		2.250%	02/15/2027	12,000,000	11,525,423

Total U.S. Treasury Obligations (Cost $16,879,031)					$ 16,399,350

Asset-Backed / Mortgage-Backed Securities – 1.8%		Rate	Maturity	Face Amount	Value
FINANCIALS – 1.7%
New Residential Mortgage Loan Trust 2016-3A B3C (Acquired 10/13/2016, Cost $7,785,940)	(b)(c)	4.000%	09/25/2056	$ 7,670,877	$ 7,477,182
SMB Private Education Loan Trust 2014-A C (Acquired 03/08/2018, Cost $6,031,250)	(b)(c)	4.500%	09/15/2045	6,250,000	6,067,642

					13,544,824

42	(continued)

Ohio National Fund, Inc.	Balanced Portfolio (Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

Asset-Backed / Mortgage-Backed Securities (Continued)			Rate	Maturity	Face Amount	Value
INDUSTRIALS – 0.1%
UAL 2007-1 Class B Pass Through Trust			7.336%	07/02/2019	$ 825,750	$ 854,652

Total Asset-Backed / Mortgage-Backed Securities (Cost $14,668,595)						$ 14,399,476

Purchased Options – 0.1%		Notional Amount	Expiration	Exercise Price	Contracts (e)	Value
S&P 500 Index Put Option		$63,380,880	June 2018	$2,500	240	$ 1,004,400

Total Purchased Options (Cost $660,315)						$ 1,004,400

Liquidating Trusts – 0.0%					Shares	Value
BHL Liquidating Trust	(a)(c)(f)				225,251	$ 3,379
JPMorgan China Region Fund, Inc. Liquidation Trust	(c)(f)				89,958	75,114

Total Liquidating Trusts (Cost $0)						$ 78,493

Money Market Funds – 3.0%					Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class					24,002,193	$ 23,997,393

Total Money Market Funds (Cost $24,001,629)						$ 23,997,393

Total Investments – 99.0% (Cost $749,976,121)	(g)					$802,490,691
Other Assets in Excess of Liabilities – 1.0%						7,821,161

Net Assets – 100.0%						$810,311,852

Percentages are stated as a percent of net assets.

Abbreviations:

DR: Depositary Receipt

QL: Quarterly U.S. LIBOR Rate, 2.312% on 03/31/2018

Footnotes:

(a)	Non-income producing security.
(b)

Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2018, the value of these securities totaled $73,167,971, or 9.0% of the Portfolio’s net assets. Unless also noted as illiquid, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c)	Represents a security deemed to be illiquid. At March 31, 2018, the value of illiquid securities in the Portfolio totaled $23,635,154, or 2.9% of the Portfolio’s net assets.
(d)

Security is a variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at March 31, 2018.

(e)	100 shares per contract.
(f)

Liquidating trusts are organized for the primary purpose of liquidating and distributing the assets transferred to it, and its activities are all reasonably necessary to and consistent with accomplishment of that purpose.

BHL Liquidating Trust was acquired on August 18, 2017 in conjunction with the BlackRock Defined Opportunity Credit Trust’s liquidation plan and liquidating distribution.

JPMorgan China Region Fund, Inc. Liquidation Trust was acquired on July 14, 2017 in conjuction with the JPMorgan China Region Fund, Inc.’s liquidation plan and liquidating distribution.

(g)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	S&P MidCap 400® Index Portfolio

Schedule of Investments	March 31, 2018 (Unaudited)

Common Stocks – 99.3%		Shares	Value
CONSUMER DISCRETIONARY – 11.9%
Aaron’s, Inc. (Specialty Retail)		3,020	$ 140,732
Adtalem Global Education, Inc. (Diversified Consumer Svs.)	(a)	2,951	140,320
AMC Networks, Inc. Class A (Media)	(a)	2,418	125,011
American Eagle Outfitters, Inc. (Specialty Retail)		8,236	164,143
AutoNation, Inc. (Specialty Retail)	(a)	2,926	136,878
Bed Bath & Beyond, Inc. (Specialty Retail)		6,975	146,405
Big Lots, Inc. (Multiline Retail)		2,048	89,149
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		4,025	128,237
Brinker International, Inc. (Hotels, Restaurants & Leisure)		2,258	81,514
Brunswick Corp. (Leisure Products)		4,277	254,011
Cable One, Inc. (Media)		229	157,348
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)		2,315	240,992
Cheesecake Factory, Inc. / The (Hotels, Restaurants & Leisure)		2,095	101,021
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)		553	134,960
Cinemark Holdings, Inc. (Media)		5,178	195,055
Cooper Tire & Rubber Co. (Auto Components)		2,475	72,518
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)		1,174	186,901
Dana, Inc. (Auto Components)		7,104	182,999
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	1,555	139,997
Delphi Technologies PLC (Auto Components)		4,331	206,372
Dick’s Sporting Goods, Inc. (Specialty Retail)		4,056	142,163
Dillard’s, Inc. Class A (Multiline Retail)		1,002	80,501
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)		2,139	499,585
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)		4,022	240,073
GameStop Corp. Class A (Specialty Retail)		4,935	62,280
Gentex Corp. (Auto Components)		13,409	308,675
Graham Holdings Co. Class B (Diversified Consumer Svs.)		227	136,711
Helen of Troy Ltd. (Household Durables)	(a)	1,314	114,318
ILG, Inc. (Hotels, Restaurants & Leisure)		5,163	160,621
International Speedway Corp. Class A (Hotels, Restaurants & Leisure)		1,194	52,655
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)		1,449	123,643
John Wiley & Sons, Inc. Class A (Media)		2,176	138,611
KB Home (Household Durables)		4,136	117,669
Live Nation Entertainment, Inc. (Media)	(a)	6,609	278,503
Meredith Corp. (Media)		1,930	103,834
Michaels Cos., Inc. / The (Specialty Retail)	(a)	5,422	106,868
Murphy U.S.A., Inc. (Specialty Retail)	(a)	1,544	112,403
New York Times Co. / The Class A (Media)		6,262	150,914
NVR, Inc. (Household Durables)	(a)	167	467,600
Office Depot, Inc. (Specialty Retail)		25,081	53,924
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)		1,193	68,359
Polaris Industries, Inc. (Leisure Products)		2,870	328,672
Pool Corp. (Distributors)		1,973	288,492
Sally Beauty Holdings, Inc. (Specialty Retail)	(a)	6,094	100,246
Scientific Games Corp. (Hotels, Restaurants & Leisure)	(a)	2,586	107,578
Service Corp. International (Diversified Consumer Svs.)		9,038	341,094
Signet Jewelers Ltd. (Specialty Retail)		2,961	114,058
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)		3,845	239,390
Skechers U.S.A., Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	6,629	257,802
Sotheby’s (Diversified Consumer Svs.)	(a)	1,815	93,128
TEGNA, Inc. (Media)		10,580	120,506
Tempur Sealy International, Inc. (Household Durables)	(a)	2,249	101,857
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		3,212	185,589
Thor Industries, Inc. (Automobiles)		2,393	275,602
Toll Brothers, Inc. (Household Durables)		6,997	302,620
TRI Pointe Group, Inc. (Household Durables)	(a)	7,409	121,730
Tupperware Brands Corp. (Household Durables)		2,506	121,240

Common Stocks (Continued)		Shares	Value
CONSUMER DISCRETIONARY (continued)
Urban Outfitters, Inc. (Specialty Retail)	(a)	3,925	$ 145,068
Wendy’s Co. / The (Hotels, Restaurants & Leisure)		8,800	154,440
Williams-Sonoma, Inc. (Specialty Retail)		3,787	199,802

			10,143,387

CONSUMER STAPLES – 3.4%
Boston Beer Co., Inc. / The Class A (Beverages)	(a)	429	81,102
Casey’s General Stores, Inc. (Food & Staples Retailing)		1,837	201,647
Edgewell Personal Care Co. (Personal Products)	(a)	2,648	129,275
Energizer Holdings, Inc. (Household Products)		2,922	174,093
Flowers Foods, Inc. (Food Products)		9,071	198,292
Hain Celestial Group, Inc. / The (Food Products)	(a)	5,084	163,044
Ingredion, Inc. (Food Products)		3,533	455,474
Lamb Weston Holdings, Inc. (Food Products)		7,150	416,273
Lancaster Colony Corp. (Food Products)		949	116,860
Nu Skin Enterprises, Inc. Class A (Personal Products)		2,425	178,747
Post Holdings, Inc. (Food Products)	(a)	3,207	242,962
Sanderson Farms, Inc. (Food Products)		979	116,521
Sprouts Farmers Market, Inc. (Food & Staples Retailing)	(a)	6,064	142,322
Tootsie Roll Industries, Inc. (Food Products)		946	27,850
TreeHouse Foods, Inc. (Food Products)	(a)	2,751	105,281
United Natural Foods, Inc. (Food & Staples Retailing)	(a)	2,455	105,418

			2,855,161

ENERGY – 4.2%
Callon Petroleum Co. (Oil, Gas & Consumable Fuels)	(a)	9,904	131,129
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	44,469	134,296
CNX Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	9,845	151,908
Core Laboratories N.V. (Energy Equip. & Svs.)		2,156	233,322
Diamond Offshore Drilling, Inc. (Energy Equip. & Svs.)	(a)	3,142	46,062
Dril-Quip, Inc. (Energy Equip. & Svs.)	(a)	1,858	83,238
Energen Corp. (Oil, Gas & Consumable Fuels)	(a)	4,751	298,648
Ensco PLC Class A (Energy Equip. & Svs.)		21,394	93,920
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	8,027	77,461
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)		8,681	424,154
Matador Resources Co. (Oil, Gas & Consumable Fuels)	(a)	4,773	142,760
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		7,937	205,092
Nabors Industries Ltd. (Energy Equip. & Svs.)		15,485	108,240
Oceaneering International, Inc. (Energy Equip. & Svs.)		4,845	89,826
Patterson-UTI Energy, Inc. (Energy Equip. & Svs.)		10,862	190,194
PBF Energy, Inc. Class A (Oil, Gas & Consumable Fuels)		5,411	183,433
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	11,808	115,600
Rowan Cos. PLC Class A (Energy Equip. & Svs.)	(a)	5,536	63,886
SM Energy Co. (Oil, Gas & Consumable Fuels)		5,003	90,204
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	24,896	107,800
Superior Energy Services, Inc. (Energy Equip. & Svs.)	(a)	7,514	63,343
Transocean Ltd. (Energy Equip. & Svs.)	(a)	21,300	210,870
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)		3,295	80,892
WPX Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	19,458	287,589

			3,613,867

FINANCIALS – 17.7%
Alleghany Corp. (Insurance)		753	462,673
American Financial Group, Inc. (Insurance)		3,375	378,743
Aspen Insurance Holdings Ltd. (Insurance)		2,912	130,603
Associated Banc-Corp. (Banks)		8,344	207,348
BancorpSouth Bank (Banks)		4,125	131,175
Bank of Hawaii Corp. (Banks)		2,072	172,183
Bank of the Ozarks (Banks)		5,932	286,338
Brown & Brown, Inc. (Insurance)		11,184	284,521

44	(continued)

Ohio National Fund, Inc.	S&P MidCap 400® Index Portfolio (Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

Common Stocks (Continued)		Shares	Value
FINANCIALS (continued)
Cathay General Bancorp (Banks)		3,737	$ 149,405
Chemical Financial Corp. (Banks)		3,484	190,505
CNO Financial Group, Inc. (Insurance)		8,157	176,762
Commerce Bancshares, Inc. (Banks)		4,601	275,646
Cullen / Frost Bankers, Inc. (Banks)		2,830	300,178
East West Bancorp, Inc. (Banks)		7,075	442,471
Eaton Vance Corp. (Capital Markets)		5,868	326,672
Evercore, Inc. Class A (Capital Markets)		2,022	176,318
FactSet Research Systems, Inc. (Capital Markets)		1,910	380,892
Federated Investors, Inc. Class B (Capital Markets)		4,656	155,510
First American Financial Corp. (Insurance)		5,418	317,928
First Horizon National Corp. (Banks)		15,968	300,677
FNB Corp. (Banks)		15,827	212,873
Fulton Financial Corp. (Banks)		8,599	152,632
Genworth Financial, Inc. Class A (Insurance)	(a)	24,319	68,823
Hancock Holding Co. (Banks)		4,167	215,434
Hanover Insurance Group, Inc. / The (Insurance)		2,076	244,740
Home BancShares, Inc. (Banks)		7,727	176,253
Interactive Brokers Group, Inc. Class A (Capital Markets)		3,493	234,869
International Bancshares Corp. (Banks)		2,640	102,696
Janus Henderson Group PLC (Capital Markets)		8,828	292,119
Kemper Corp. (Insurance)		2,393	136,401
Legg Mason, Inc. (Capital Markets)		4,135	168,088
LendingTree, Inc. (Thrifts & Mortgage Finance)	(a)	376	123,384
MarketAxess Holdings, Inc. (Capital Markets)		1,839	399,872
MB Financial, Inc. (Banks)		4,109	166,332
Mercury General Corp. (Insurance)		1,779	81,603
MSCI, Inc. (Capital Markets)		4,397	657,220
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)		23,948	312,042
Old Republic International Corp. (Insurance)		12,243	262,612
PacWest Bancorp (Banks)		6,144	304,312
Pinnacle Financial Partners, Inc. (Banks)		3,618	232,276
Primerica, Inc. (Insurance)		2,162	208,849
Prosperity Bancshares, Inc. (Banks)		3,419	248,322
Reinsurance Group of America, Inc. (Insurance)		3,154	485,716
RenaissanceRe Holdings Ltd. (Insurance)		1,955	270,787
SEI Investments Co. (Capital Markets)		6,391	478,750
Signature Bank (Banks)	(a)	2,627	372,903
SLM Corp. (Consumer Finance)	(a)	21,188	237,518
Sterling Bancorp (Banks)		10,984	247,689
Stifel Financial Corp. (Capital Markets)		3,512	208,016
Synovus Financial Corp. (Banks)		5,802	289,752
TCF Financial Corp. (Banks)		8,355	190,578
Texas Capital Bancshares, Inc. (Banks)	(a)	2,427	218,187
Trustmark Corp. (Banks)		3,304	102,953
UMB Financial Corp. (Banks)		2,156	156,073
Umpqua Holdings Corp. (Banks)		10,774	230,671
United Bankshares, Inc. (Banks)		5,139	181,150
Valley National Bancorp (Banks)		12,970	161,606
Washington Federal, Inc. (Thrifts & Mortgage Finance)		4,238	146,635
Webster Financial Corp. (Banks)		4,504	249,522
Wintrust Financial Corp. (Banks)		2,748	236,465
WR Berkley Corp. (Insurance)		4,698	341,545

			15,054,816

HEALTH CARE – 8.0%
ABIOMED, Inc. (Health Care Equip. & Supplies)	(a)	2,056	598,275
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	4,000	156,720
Akorn, Inc. (Pharmaceuticals)	(a)	4,576	85,617
Allscripts Healthcare Solutions, Inc. (Health Care Technology)	(a)	8,880	109,668
Bio-Rad Laboratories, Inc. Class A (Life Sciences Tools & Svs.)	(a)	988	247,079
Bio-Techne Corp. (Life Sciences Tools & Svs.)		1,833	276,856
Cantel Medical Corp. (Health Care Equip. & Supplies)		1,738	193,631
Catalent, Inc. (Pharmaceuticals)	(a)	6,513	267,424
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	2,319	247,530
Encompass Health Corp. (Health Care Providers & Svs.)		4,796	274,187
Endo International PLC (Pharmaceuticals)	(a)	9,792	58,164

Common Stocks (Continued)		Shares	Value
HEALTH CARE (continued)
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a)	3,546	$ 176,662
Halyard Health, Inc. (Health Care Equip. & Supplies)	(a)	2,304	106,168
Hill-Rom Holdings, Inc. (Health Care Equip. & Supplies)		3,239	281,793
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	739	186,524
LifePoint Health, Inc. (Health Care Providers & Svs.)	(a)	1,899	89,253
LivaNova PLC (Health Care Equip. & Supplies)	(a)	2,125	188,062
Mallinckrodt PLC (Pharmaceuticals)	(a)	4,207	60,917
Masimo Corp. (Health Care Equip. & Supplies)	(a)	2,322	204,220
Medidata Solutions, Inc. (Health Care Technology)	(a)	2,897	181,961
MEDNAX, Inc. (Health Care Providers & Svs.)	(a)	4,581	254,841
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	2,248	182,493
NuVasive, Inc. (Health Care Equip. & Supplies)	(a)	2,512	131,152
Patterson Cos., Inc. (Health Care Providers & Svs.)		3,973	88,320
Prestige Brands Holdings, Inc. (Pharmaceuticals)	(a)	2,584	87,132
STERIS PLC (Health Care Equip. & Supplies)		4,146	387,071
Syneos Health, Inc. (Life Sciences Tools & Svs.)	(a)	2,745	97,448
Teleflex, Inc. (Health Care Equip. & Supplies)		2,203	561,721
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	3,940	95,545
United Therapeutics Corp. (Biotechnology)	(a)	2,112	237,304
WellCare Health Plans, Inc. (Health Care Providers & Svs.)	(a)	2,178	421,726
West Pharmaceutical Services, Inc. (Health Care Equip. & Supplies)		3,624	319,963

			6,855,427

INDUSTRIALS – 15.4%
AECOM (Construction & Engineering)	(a)	7,781	277,237
AGCO Corp. (Machinery)		3,226	209,206
Avis Budget Group, Inc. (Road & Rail)	(a)	3,483	163,144
Brink’s Co. / The (Commercial Svs. & Supplies)		2,472	176,377
Carlisle Cos., Inc. (Industrial Conglomerates)		3,018	315,109
Clean Harbors, Inc. (Commercial Svs. & Supplies)	(a)	2,520	123,001
Copart, Inc. (Commercial Svs. & Supplies)	(a)	9,878	503,087
Crane Co. (Machinery)		2,478	229,810
Curtiss-Wright Corp. (Aerospace & Defense)		2,158	291,481
Deluxe Corp. (Commercial Svs. & Supplies)		2,339	173,109
Donaldson Co., Inc. (Machinery)		6,347	285,932
Dun & Bradstreet Corp. / The (Professional Svs.)		1,809	211,653
Dycom Industries, Inc. (Construction & Engineering)	(a)	1,524	164,028
EMCOR Group, Inc. (Construction & Engineering)		2,853	222,334
EnerSys (Electrical Equip.)		2,054	142,486
Esterline Technologies Corp. (Aerospace & Defense)	(a)	1,284	93,925
GATX Corp. (Trading Companies & Distributors)		1,865	127,734
Genesee & Wyoming, Inc. Class A (Road & Rail)	(a)	3,029	214,423
Graco, Inc. (Machinery)		8,285	378,790
Granite Construction, Inc. (Construction & Engineering)		1,956	109,262
Healthcare Services Group, Inc. (Commercial Svs. & Supplies)		3,606	156,789
Herman Miller, Inc. (Commercial Svs. & Supplies)		2,907	92,879
HNI Corp. (Commercial Svs. & Supplies)		2,107	76,042
Hubbell, Inc. (Electrical Equip.)		2,673	325,518
IDEX Corp. (Machinery)		3,740	532,987
ITT, Inc. (Machinery)		4,311	211,153
JetBlue Airways Corp. (Airlines)	(a)	15,754	320,121
KBR, Inc. (Construction & Engineering)		6,872	111,258
Kennametal, Inc. (Machinery)		3,990	160,238
Kirby Corp. (Marine)	(a)	2,625	201,994
KLX, Inc. (Aerospace & Defense)	(a)	2,465	175,163
Knight-Swift Transportation Holdings, Inc. (Road & Rail)		6,266	288,299
Landstar System, Inc. (Road & Rail)		2,053	225,111
Lennox International, Inc. (Building Products)		1,837	375,428
Lincoln Electric Holdings, Inc. (Machinery)		3,015	271,199
ManpowerGroup, Inc. (Professional Svs.)		3,233	372,118
MSA Safety, Inc. (Commercial Svs. & Supplies)		1,665	138,595

45	(continued)

Ohio National Fund, Inc.	S&P MidCap 400® Index Portfolio (Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

Common Stocks (Continued)		Shares	Value
INDUSTRIALS (continued)
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		2,202	$ 201,945
Nordson Corp. (Machinery)		2,497	340,441
NOW, Inc. (Trading Companies & Distributors)	(a)	5,245	53,604
Old Dominion Freight Line, Inc. (Road & Rail)		3,348	492,056
Orbital ATK, Inc. (Aerospace & Defense)		2,826	374,756
Oshkosh Corp. (Machinery)		3,646	281,726
Pitney Bowes, Inc. (Commercial Svs. & Supplies)		9,099	99,088
Regal Beloit Corp. (Electrical Equip.)		2,174	159,463
Rollins, Inc. (Commercial Svs. & Supplies)		4,694	239,535
Ryder System, Inc. (Road & Rail)		2,591	188,599
Teledyne Technologies, Inc. (Aerospace & Defense)	(a)	1,744	326,424
Terex Corp. (Machinery)		3,771	141,073
Timken Co. / The (Machinery)		3,352	152,851
Toro Co. / The (Machinery)		5,248	327,738
Trinity Industries, Inc. (Machinery)		7,368	240,418
Valmont Industries, Inc. (Construction & Engineering)		1,110	162,393
Wabtec Corp. (Machinery)		4,185	340,659
Watsco, Inc. (Trading Companies & Distributors)		1,564	283,037
Werner Enterprises, Inc. (Road & Rail)		2,188	79,862
Woodward, Inc. (Machinery)		2,695	193,124

			13,125,812

INFORMATION TECHNOLOGY – 17.4%
3D Systems Corp. (Tech. Hardware, Storage & Periph.)	(a)	5,547	64,290
ACI Worldwide, Inc. (Software)	(a)	5,680	134,730
Acxiom Corp. (IT Svs.)	(a)	3,884	88,206
ARRIS International PLC (Communications Equip.)	(a)	8,512	226,164
Arrow Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4,288	330,262
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		5,866	244,964
Belden, Inc. (Electronic Equip., Instr. & Comp.)		2,056	141,741
Blackbaud, Inc. (Software)		2,350	239,253
Broadridge Financial Solutions, Inc. (IT Svs.)		5,702	625,452
Cars.com, Inc. (Internet Software & Svs.)	(a)	3,487	98,787
CDK Global, Inc. (Software)		6,191	392,138
Ciena Corp. (Communications Equip.)	(a)	7,055	182,724
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	3,107	126,237
Cognex Corp. (Electronic Equip., Instr. & Comp.)		8,493	441,551
Coherent, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,212	227,129
CommVault Systems, Inc. (Software)	(a)	2,048	117,146
Convergys Corp. (IT Svs.)		4,497	101,722
CoreLogic, Inc. (IT Svs.)	(a)	3,986	180,287
Cree, Inc. (Semiconductors & Equip.)	(a)	4,799	193,448
Cypress Semiconductor Corp. (Semiconductors & Equip.)		17,350	294,256
Diebold Nixdorf, Inc. (Tech. Hardware, Storage & Periph.)		3,699	56,965
DST Systems, Inc. (IT Svs.)		2,896	242,250
Fair Isaac Corp. (Software)	(a)	1,470	248,974
First Solar, Inc. (Semiconductors & Equip.)	(a)	3,981	282,571
Fortinet, Inc. (Software)	(a)	7,059	378,221
Integrated Device Technology, Inc. (Semiconductors & Equip.)	(a)	6,474	197,845
InterDigital, Inc. (Communications Equip.)		1,698	124,973
j2 Global, Inc. (Internet Software & Svs.)		2,401	189,487
Jabil, Inc. (Electronic Equip., Instr. & Comp.)		8,562	245,986
Jack Henry & Associates, Inc. (IT Svs.)		3,777	456,828
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	9,297	487,070
Knowles Corp. (Electronic Equip., Instr. & Comp.)	(a)	4,356	54,842
Leidos Holdings, Inc. (IT Svs.)		6,970	455,838
Littelfuse, Inc. (Electronic Equip., Instr. & Comp.)		1,214	252,730
LogMeIn, Inc. (Internet Software & Svs.)		2,561	295,924
Manhattan Associates, Inc. (Software)	(a)	3,329	139,418
MAXIMUS, Inc. (IT Svs.)		3,189	212,834
Microsemi Corp. (Semiconductors & Equip.)	(a)	5,745	371,816
MKS Instruments, Inc. (Semiconductors & Equip.)		2,662	307,860
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		1,896	219,500
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		5,259	265,948
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	5,788	182,438
NetScout Systems, Inc. (Communications Equip.)	(a)	4,278	112,725

Common Stocks (Continued)		Shares	Value
INFORMATION TECHNOLOGY (continued)
Plantronics, Inc. (Communications Equip.)		1,611	$ 97,256
PTC, Inc. (Software)	(a)	5,692	444,033
Sabre Corp. (IT Svs.)		11,019	236,358
Science Applications International Corp. (IT Svs.)		2,091	164,771
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	2,090	187,891
Synaptics, Inc. (Semiconductors & Equip.)	(a)	1,681	76,872
SYNNEX Corp. (Electronic Equip., Instr. & Comp.)		1,434	169,786
Tech Data Corp. (Electronic Equip., Instr. & Comp.)	(a)	1,702	144,891
Teradata Corp. (IT Svs.)	(a)	5,959	236,394
Teradyne, Inc. (Semiconductors & Equip.)		9,567	437,308
Trimble, Inc. (Electronic Equip., Instr. & Comp.)	(a)	12,155	436,121
Tyler Technologies, Inc. (Software)	(a)	1,722	363,273
Ultimate Software Group, Inc. / The (Software)	(a)	1,422	346,541
VeriFone Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5,376	82,683
Versum Materials, Inc. (Semiconductors & Equip.)		5,329	200,530
ViaSat, Inc. (Communications Equip.)	(a)	2,678	175,998
Vishay Intertechnology, Inc. (Electronic Equip., Instr. & Comp.)		6,472	120,379
WEX, Inc. (IT Svs.)	(a)	1,955	306,192
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	2,605	362,590

			14,823,397

MATERIALS – 7.0%
Allegheny Technologies, Inc. (Metals & Mining)	(a)	6,158	145,821
AptarGroup, Inc. (Containers & Packaging)		3,036	272,724
Ashland Global Holdings, Inc. (Chemicals)		3,041	212,231
Bemis Co., Inc. (Containers & Packaging)		4,451	193,707
Cabot Corp. (Chemicals)		3,022	168,386
Carpenter Technology Corp. (Metals & Mining)		2,286	100,858
Chemours Co. / The (Chemicals)		9,060	441,313
Commercial Metals Co. (Metals & Mining)		5,722	117,072
Compass Minerals International, Inc. (Metals & Mining)		1,648	99,374
Domtar Corp. (Paper & Forest Products)		3,068	130,513
Eagle Materials, Inc. (Construction Materials)		2,378	245,053
Greif, Inc. Class A (Containers & Packaging)		1,263	65,992
Louisiana-Pacific Corp. (Paper & Forest Products)		7,084	203,807
Minerals Technologies, Inc. (Chemicals)		1,736	116,225
NewMarket Corp. (Chemicals)		450	180,756
Olin Corp. (Chemicals)		8,162	248,043
Owens-Illinois, Inc. (Containers & Packaging)	(a)	7,983	172,912
PolyOne Corp. (Chemicals)		3,955	168,167
Reliance Steel & Aluminum Co. (Metals & Mining)		3,562	305,406
Royal Gold, Inc. (Metals & Mining)		3,197	274,526
RPM International, Inc. (Chemicals)		6,546	312,048
Scotts Miracle-Gro Co. / The (Chemicals)		1,948	167,041
Sensient Technologies Corp. (Chemicals)		2,118	149,488
Silgan Holdings, Inc. (Containers & Packaging)		3,603	100,344
Sonoco Products Co. (Containers & Packaging)		4,866	236,001
Steel Dynamics, Inc. (Metals & Mining)		11,558	511,095
United States Steel Corp. (Metals & Mining)		8,607	302,880
Valvoline, Inc. (Chemicals)		9,777	216,365
Worthington Industries, Inc. (Metals & Mining)		2,130	91,420

			5,949,568

REAL ESTATE – 8.8%
Alexander & Baldwin, Inc. (Equity REIT)		3,295	76,213
American Campus Communities, Inc. (Equity REIT)		6,682	258,059
Camden Property Trust (Equity REIT)		4,527	381,083
CoreCivic, Inc. (Equity REIT)		5,790	113,021
CoreSite Realty Corp. (Equity REIT)		1,674	167,835
Corporate Office Properties Trust (Equity REIT)		4,934	127,445
Cousins Properties, Inc. (Equity REIT)		20,588	178,704
CyrusOne, Inc. (Equity REIT)		4,698	240,585
DCT Industrial Trust, Inc. (Equity REIT)		4,582	258,150
Douglas Emmett, Inc. (Equity REIT)		7,805	286,912
Education Realty Trust, Inc. (Equity REIT)		3,692	120,913
EPR Properties (Equity REIT)		3,168	175,507
First Industrial Realty Trust, Inc. (Equity REIT)		5,854	171,112
GEO Group, Inc. / The (Equity REIT)		6,075	124,355
Healthcare Realty Trust, Inc. (Equity REIT)		6,128	169,807
Highwoods Properties, Inc. (Equity REIT)		5,066	221,992
Hospitality Properties Trust (Equity REIT)		8,044	203,835
JBG SMITH Properties (Equity REIT)		4,575	154,223

46	(continued)

Ohio National Fund, Inc.	S&P MidCap 400® Index Portfolio (Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

Common Stocks (Continued)		Shares	Value
REAL ESTATE (continued)
Jones Lang LaSalle, Inc. (Real Estate Mgmt. &
Development)		2,222	$ 388,050
Kilroy Realty Corp. (Equity REIT)		4,823	342,240
Lamar Advertising Co. Class A (Equity REIT)		4,095	260,688
LaSalle Hotel Properties (Equity REIT)		5,548	160,947
Liberty Property Trust (Equity REIT)		7,207	286,334
Life Storage, Inc. (Equity REIT)		2,274	189,924
Mack-Cali Realty Corp. (Equity REIT)		4,391	73,374
Medical Properties Trust, Inc. (Equity REIT)		17,862	232,206
National Retail Properties, Inc. (Equity REIT)		7,530	295,628
Omega Healthcare Investors, Inc. (Equity REIT)		9,705	262,423
PotlatchDeltic Corp. (Equity REIT)		2,943	153,183
Quality Care Properties, Inc. (Equity REIT)	(a)	4,570	88,795
Rayonier, Inc. (Equity REIT)		6,306	221,845
Sabra Health Care REIT, Inc. (Equity REIT)		8,738	154,226
Senior Housing Properties Trust (Equity REIT)		11,644	182,345
Tanger Factory Outlet Centers, Inc. (Equity REIT)		4,634	101,948
Taubman Centers, Inc. (Equity REIT)		2,977	169,421
Uniti Group, Inc. (Equity REIT)	(a)	8,075	131,219
Urban Edge Properties (Equity REIT)		5,156	110,081
Washington Prime Group, Inc. (Equity REIT)		9,050	60,364
Weingarten Realty Investors (Equity REIT)		5,852	164,324

			7,459,316

TELECOMMUNICATION SERVICES – 0.1%
Telephone & Data Systems, Inc. (Wireless Telecom. Svs.)		4,530	126,976

UTILITIES – 5.4%
ALLETE, Inc. (Electric Utilities)		2,490	179,903
Aqua America, Inc. (Water Utilities)		8,678	295,573
Atmos Energy Corp. (Gas Utilities)		5,422	456,749

Common Stocks (Continued)		Shares	Value
UTILITIES (continued)
Black Hills Corp. (Multi-Utilities)		2,626	$ 142,592
Great Plains Energy, Inc. (Electric Utilities)		10,539	335,035
Hawaiian Electric Industries, Inc. (Electric Utilities)		5,324	183,039
IDACORP, Inc. (Electric Utilities)		2,467	217,762
MDU Resources Group, Inc. (Multi-Utilities)		9,539	268,618
National Fuel Gas Co. (Gas Utilities)		4,198	215,987
New Jersey Resources Corp. (Gas Utilities)		4,303	172,550
NorthWestern Corp. (Multi-Utilities)		2,406	129,443
OGE Energy Corp. (Electric Utilities)		9,790	320,818
ONE Gas, Inc. (Gas Utilities)		2,546	168,087
PNM Resources, Inc. (Electric Utilities)		3,902	149,252
Southwest Gas Holdings, Inc. (Gas Utilities)		2,361	159,674
UGI Corp. (Gas Utilities)		8,462	375,882
Vectren Corp. (Multi-Utilities)		4,060	259,515
Westar Energy, Inc. (Electric Utilities)		6,948	365,395
WGL Holdings, Inc. (Gas Utilities)		2,509	209,878

			4,605,752

Total Common Stocks (Cost $80,924,863)			$84,613,479

Money Market Funds – 0.6%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class		547,481	$ 547,372

Total Money Market Funds (Cost $547,443)			$ 547,372

Total Investments – 99.9% (Cost $81,472,306)	(b)		$85,160,851
Other Assets in Excess of Liabilities – 0.1%	(c)		59,584

Net Assets – 100.0%			$85,220,435

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(c)	Includes $22,500 of cash pledged as collateral for the futures contracts outstanding at March 31, 2018. See also the following Schedule of Open Futures Contracts.

The accompanying notes are an integral part of these financial statements.

Schedule of Open Futures Contracts	March 31, 2018 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P Midcap 400 Index - Long	3	June 15, 2018	$582,621	$564,930	$(17,691)	$55,593

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Bristol Growth Portfolio

Schedule of Investments	March 31, 2018 (Unaudited)

Common Stocks – 96.1%			Shares	Value
CONSUMER DISCRETIONARY – 17.6%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a	)	3,911	$ 5,660,547
CBS Corp. Class B (Media)			41,805	2,148,359
McDonald’s Corp. (Hotels, Restaurants & Leisure)			15,008	2,346,951
Netflix, Inc. (Internet & Direct Marketing Retail)	(a	)	7,794	2,301,958
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)			24,420	1,622,465
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)			45,222	2,379,129
Time Warner, Inc. (Media)			27,430	2,594,329
Walt Disney Co. / The (Media)			22,748	2,284,809

				21,338,547

CONSUMER STAPLES – 6.4%
Coca-Cola Co. / The (Beverages)			41,118	1,785,755
Conagra Brands, Inc. (Food Products)			54,742	2,018,885
Philip Morris International, Inc. (Tobacco)			21,438	2,130,937
Pinnacle Foods, Inc. (Food Products)			33,799	1,828,526

				7,764,103

FINANCIALS – 6.7%
Capital One Financial Corp. (Consumer Finance)			28,667	2,746,872
Citigroup, Inc. (Banks)			33,329	2,249,707
Goldman Sachs Group, Inc. / The (Capital Markets)			12,551	3,161,095

				8,157,674

HEALTH CARE – 6.8%
Aerie Pharmaceuticals, Inc. (Pharmaceuticals)	(a	)	39,969	2,168,318
Bristol-Myers Squibb Co. (Pharmaceuticals)			37,673	2,382,817
Celgene Corp. (Biotechnology)	(a	)	6,545	583,880
Sage Therapeutics, Inc. (Biotechnology)	(a	)	9,225	1,485,871
UnitedHealth Group, Inc. (Health Care Providers & Svs.)			7,456	1,595,584

				8,216,470

INDUSTRIALS – 25.8%
AECOM (Construction & Engineering)	(a	)	25,065	893,066
Boeing Co. / The (Aerospace & Defense)			8,929	2,927,640
Caterpillar, Inc. (Machinery)			14,354	2,115,492
CSX Corp. (Road & Rail)			45,051	2,509,791
Delta Air Lines, Inc. (Airlines)			35,641	1,953,483
Evoqua Water Technologies Corp. (Machinery)	(a	)	80,165	1,706,713
FedEx Corp. (Air Freight & Logistics)			5,042	1,210,635
Honeywell International, Inc. (Industrial Conglomerates)			7,513	1,085,704
Kansas City Southern (Road & Rail)			27,341	3,003,409
Lockheed Martin Corp. (Aerospace & Defense)			7,875	2,661,199

Common Stocks (Continued)			Shares	Value
INDUSTRIALS (continued)
Quanta Services, Inc. (Construction & Engineering)	(a	)	69,342	$ 2,381,898
Raytheon Co. (Aerospace & Defense)			10,752	2,320,497
Rockwell Automation, Inc. (Electrical Equip.)			12,991	2,263,032
Union Pacific Corp. (Road & Rail)			18,384	2,471,361
XPO Logistics, Inc. (Air Freight & Logistics)	(a	)	18,085	1,841,234

				31,345,154

INFORMATION TECHNOLOGY – 32.8%
Alibaba Group Holding Ltd. – ADR (Internet Software & Svs.)	(a	)	12,615	2,315,357
Alphabet, Inc. Class A (Internet Software & Svs.)	(a	)	352	365,073
Alphabet, Inc. Class C (Internet Software & Svs.)	(a	)	5,100	5,262,129
Apple, Inc. (Tech. Hardware, Storage & Periph.)			34,700	5,821,966
Broadcom Ltd. (Semiconductors & Equip.)			10,083	2,376,059
CommScope Holding Co., Inc. (Communications Equip.)	(a	)	59,006	2,358,470
DXC Technology Co. (IT Svs.)			25,407	2,554,166
Facebook, Inc. Class A (Internet Software & Svs.)	(a	)	11,203	1,790,127
Intel Corp. (Semiconductors & Equip.)			48,567	2,529,369
Marvell Technology Group Ltd. (Semiconductors & Equip.)			113,316	2,379,636
Microsoft Corp. (Software)			65,072	5,939,120
NVIDIA Corp. (Semiconductors & Equip.)			2,784	644,747
Oracle Corp. (Software)			52,805	2,415,829
salesforce.com, Inc. (Software)	(a	)	26,112	3,036,826

				39,788,874

Total Common Stocks (Cost $105,314,658)				$116,610,822

Master Limited Partnerships – 1.5%	Shares			Value
FINANCIALS – 1.5%
Blackstone Group LP / The (Capital Markets)	57,017			$ 1,821,693

Total Master Limited Partnerships (Cost $2,007,043)				$ 1,821,693

Money Market Funds – 0.7%	Shares			Value
State Street Institutional Liquid Reserves Fund Institutional Class			908,046	$ 907,865

Total Money Market Funds (Cost $908,037)				$ 907,865

Total Investments – 98.3% (Cost $108,229,738)	(b	)		$ 119,340,380
Other Assets in Excess of Liabilities – 1.7%				2,016,491

Net Assets – 100.0%				$ 121,356,871

Percentages are stated as a percent of net assets.

Abbreviations:

ADR: American Depositary Receipts

Footnotes:

(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	Risk Managed Balanced Portfolio
Schedule of Investments	March 31, 2018 (Unaudited)

Common Stocks – 50.5%			Shares	Value
CONSUMER DISCRETIONARY – 7.6%
Booking Holdings, Inc. (Internet & Direct Marketing Retail)	(a	)	1,501	$ 3,122,665
Comcast Corp. Class A (Media)			108,773	3,716,774
General Motors Co. (Automobiles)			69,030	2,508,550
Hasbro, Inc. (Leisure Products)			15,989	1,347,873
Home Depot, Inc. / The (Specialty Retail)			27,698	4,936,892
Madison Square Garden Co. / The Class A (Media)	(a	)	2,619	643,750
McDonald’s Corp. (Hotels, Restaurants & Leisure)			22,724	3,553,579
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)			41,489	2,756,529
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a	)	15,966	845,719
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)			16,806	1,046,342
Starbucks Corp. (Hotels, Restaurants & Leisure)			29,615	1,714,412

				26,193,085

CONSUMER STAPLES – 5.4%
Altria Group, Inc. (Tobacco)			81,858	5,101,391
Clorox Co. / The (Household Products)			7,415	987,011
Costco Wholesale Corp. (Food & Staples Retailing)			22,326	4,206,888
Estee Lauder Cos., Inc. / The Class A (Personal Products)			16,382	2,452,713
Hershey Co. / The (Food Products)			15,795	1,563,073
Kroger Co. / The (Food & Staples Retailing)			63,396	1,517,700
Sysco Corp. (Food & Staples Retailing)			46,455	2,785,442

				18,614,218

ENERGY – 1.4%
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)			26,383	1,593,797
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)			90,226	3,116,406

				4,710,203

FINANCIALS – 6.4%
American Express Co. (Consumer Finance)			16,473	1,536,601
Bank of America Corp. (Banks)			52,408	1,571,716
CME Group, Inc. (Capital Markets)			34,171	5,526,818
Morgan Stanley (Capital Markets)			17,956	968,906
Progressive Corp. / The (Insurance)			26,425	1,610,075
Synchrony Financial (Consumer Finance)			79,186	2,655,107
TD Ameritrade Holding Corp. (Capital Markets)			54,031	3,200,256
U.S. Bancorp (Banks)			93,591	4,726,345

				21,795,824

HEALTH CARE – 4.8%
Abbott Laboratories (Health Care Equip. & Supplies)			46,944	2,812,885
AbbVie, Inc. (Biotechnology)			6,539	618,916
Aetna, Inc. (Health Care Providers & Svs.)			12,884	2,177,396
Allergan PLC (Pharmaceuticals)			13,767	2,316,848
Bristol-Myers Squibb Co. (Pharmaceuticals)			21,152	1,337,864
Eli Lilly & Co. (Pharmaceuticals)			18,546	1,434,904
Medtronic PLC (Health Care Equip. & Supplies)			44,467	3,567,143
Merck & Co., Inc. (Pharmaceuticals)			40,968	2,231,527

				16,497,483

INDUSTRIALS – 7.5%
3M Co. (Industrial Conglomerates)			4,462	979,498
Boeing Co. / The (Aerospace & Defense)			24,211	7,938,302
CSX Corp. (Road & Rail)			68,792	3,832,402
Deere & Co. (Machinery)			7,550	1,172,666
Delta Air Lines, Inc. (Airlines)			10,084	552,704
General Dynamics Corp. (Aerospace & Defense)			11,761	2,598,005
Honeywell International, Inc. (Industrial Conglomerates)			29,668	4,287,323
Northrop Grumman Corp. (Aerospace & Defense)			8,248	2,879,542
United Parcel Service, Inc. Class B (Air Freight & Logistics)			14,948	1,564,458

				25,804,900

INFORMATION TECHNOLOGY – 14.1%
Accenture PLC Class A (IT Svs.)			22,515	3,456,052
Activision Blizzard, Inc. (Software)			12,310	830,433
Adobe Systems, Inc. (Software)	(a	)	25,011	5,404,377
Alphabet, Inc. Class C (Internet Software & Svs.)	(a	)	6,139	6,334,159
Apple, Inc. (Tech. Hardware, Storage & Periph.)			29,651	4,974,845
Automatic Data Processing, Inc. (IT Svs.)			5,979	678,497
Intel Corp. (Semiconductors & Equip.)			77,570	4,039,845

49	(continued)

Ohio National Fund, Inc.	Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

Common Stocks (Continued)			Shares	Value
INFORMATION TECHNOLOGY (continued)
Lam Research Corp. (Semiconductors & Equip.)			12,612	$ 2,562,254
Mastercard, Inc. Class A (IT Svs.)			48,744	8,537,999
Microsoft Corp. (Software)			115,460	10,538,034
salesforce.com, Inc. (Software)	(a	)	7,956	925,283

				48,281,778

MATERIALS – 1.5%
LyondellBasell Industries N.V. Class A (Chemicals)			47,090	4,976,471

REAL ESTATE – 1.8%
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a	)	54,267	2,562,488
Colony NorthStar, Inc. Class A (Equity REIT)			93,365	524,711
Crown Castle International Corp. (Equity REIT)			12,922	1,416,381
Invitation Homes, Inc. (Equity REIT)			12,846	293,274
MGM Growth Properties LLC Class A (Equity REIT)			27,795	737,679
Outfront Media, Inc. (Equity REIT)			38,500	721,490

				6,256,023

Total Common Stocks (Cost $134,452,829)				$173,129,985

Corporate Bonds – 12.3%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY – 1.3%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	4.625%	01/15/2022	$ 347,000	$ 347,867
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	4.250%	05/15/2024	258,000	246,390
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(b)	2.800%	08/22/2024	130,000	125,664
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(b)	3.150%	08/22/2027	414,000	399,165
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(b)	5.000%	02/01/2028	209,000	204,559
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)		5.250%	03/15/2021	173,000	174,298
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	5.000%	02/01/2028	351,000	329,062
Charter Communications Operating LLC / Charter Communications Operating Capital Corporation (Media)		4.908%	07/23/2025	284,000	290,071
Charter Communications Operating LLC / Charter Communications Operating Capital Corporation LLC (Media)		4.200%	03/15/2028	103,000	98,526
Cox Communications, Inc. (Media)	(b)	3.150%	08/15/2024	125,000	119,825
D.R. Horton, Inc. (Household Durables)		3.750%	03/01/2019	231,000	232,061
General Motors Co. (Automobiles)		4.875%	10/02/2023	203,000	211,759
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. (Hotels, Restaurants & Leisure)		4.625%	04/01/2025	455,000	454,431
McDonald’s Corp. (Hotels, Restaurants & Leisure)		3.500%	03/01/2027	189,000	186,768
MDC Holdings, Inc. (Household Durables)		5.500%	01/15/2024	53,000	53,795
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. (Hotels, Restaurants & Leisure)		5.625%	05/01/2024	108,000	111,240
MGM Resorts International (Hotels, Restaurants & Leisure)		6.625%	12/15/2021	123,000	132,686
MGM Resorts International (Hotels, Restaurants & Leisure)		7.750%	03/15/2022	44,000	49,005
MGM Resorts International (Hotels, Restaurants & Leisure)		6.000%	03/15/2023	22,000	23,100
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		3.000%	07/15/2022	57,000	55,064
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		4.125%	07/15/2027	75,000	73,374
Time Warner, Inc. (Media)		3.600%	07/15/2025	170,000	165,332
Toll Brothers Finance Corp. (Household Durables)		5.875%	02/15/2022	144,000	152,640
Toll Brothers Finance Corp. (Household Durables)		4.375%	04/15/2023	63,000	62,449
UBM PLC (Media)	(b)	5.750%	11/03/2020	108,000	110,809

					4,409,940

CONSUMER STAPLES – 0.9%
Constellation Brands, Inc. (Beverages)		4.250%	05/01/2023	250,000	255,996
Constellation Brands, Inc. (Beverages)		4.750%	12/01/2025	30,000	31,578
CVS Health Corp. (Food & Staples Retailing)		4.750%	12/01/2022	120,000	125,652
CVS Health Corp. (Food & Staples Retailing)		4.100%	03/25/2025	332,000	334,065
CVS Health Corp. (Food & Staples Retailing)		4.300%	03/25/2028	460,000	462,840
CVS Health Corp. (Food & Staples Retailing)		5.050%	03/25/2048	163,000	171,094
McCormick & Co., Inc. (Food Products)		3.150%	08/15/2024	72,000	69,839
Molson Coors Brewing Co. (Beverages)		3.000%	07/15/2026	356,000	328,867
Post Holdings, Inc. (Food Products)	(b)	5.000%	08/15/2026	58,000	55,100
Post Holdings, Inc. (Food Products)	(b)	5.750%	03/01/2027	288,000	284,400
Post Holdings, Inc. (Food Products)	(b)	5.625%	01/15/2028	164,000	156,620
Sysco Corp. (Food & Staples Retailing)		2.500%	07/15/2021	73,000	71,632
Sysco Corp. (Food & Staples Retailing)		3.300%	07/15/2026	166,000	160,102
Sysco Corp. (Food & Staples Retailing)		3.250%	07/15/2027	99,000	94,589
Wm. Wrigley Jr. Co. (Food Products)	(b)	2.400%	10/21/2018	447,000	446,453

					3,048,827

50	(continued)

Ohio National Fund, Inc.	Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
ENERGY – 1.2%
Andeavor Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)		3.500%	12/01/2022	$ 62,000	$ 60,908
Andeavor Logistics LP / Tesoro Logistics Finance Corp. (Oil, Gas & Consumable Fuels)		5.250%	01/15/2025	69,000	70,149
Berkshire Hathaway Energy Co. (Oil, Gas & Consumable Fuels)	(b)	2.800%	01/15/2023	128,000	125,338
Columbia Pipeline Group, Inc. (Oil, Gas & Consumable Fuels)		4.500%	06/01/2025	92,000	92,807
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)		5.000%	09/15/2022	192,000	194,640
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)		4.500%	04/15/2023	295,000	298,319
Enbridge Energy Partners LP (Oil, Gas & Consumable Fuels)		5.875%	10/15/2025	156,000	171,000
Energy Transfer Equity LP (Oil, Gas & Consumable Fuels)		4.250%	03/15/2023	146,000	141,985
Energy Transfer Equity LP (Oil, Gas & Consumable Fuels)		5.875%	01/15/2024	127,000	131,127
Energy Transfer Equity LP (Oil, Gas & Consumable Fuels)		5.500%	06/01/2027	98,000	98,245
Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)		4.150%	10/01/2020	130,000	131,789
Energy Transfer Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		5.750%	09/01/2020	80,000	83,665
Energy Transfer Partners LP / Regency Energy Finance Corp. (Oil, Gas & Consumable Fuels)		5.875%	03/01/2022	166,000	177,112
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		3.500%	03/01/2021	22,000	22,010
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		5.000%	10/01/2021	304,000	317,101
Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels)		3.950%	09/01/2022	159,000	160,208
Motiva Enterprises LLC (Oil, Gas & Consumable Fuels)	(b)	5.750%	01/15/2020	47,000	48,887
MPLX LP (Oil, Gas & Consumable Fuels)		4.000%	03/15/2028	134,000	132,034
NGPL PipeCo, LLC (Oil, Gas & Consumable Fuels)	(b)	4.375%	08/15/2022	34,000	33,787
NGPL PipeCo, LLC (Oil, Gas & Consumable Fuels)	(b)	4.875%	08/15/2027	73,000	71,905
NuStar Logistics LP (Oil, Gas & Consumable Fuels)		5.625%	04/28/2027	198,000	192,060
Phillips 66 Partners LP (Oil, Gas & Consumable Fuels)		3.605%	02/15/2025	121,000	118,307
Phillips 66 Partners LP (Oil, Gas & Consumable Fuels)		3.750%	03/01/2028	55,000	53,048
Phillips 66 Partners LP (Oil, Gas & Consumable Fuels)		4.680%	02/15/2045	49,000	47,713
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		4.650%	10/15/2025	64,000	64,349
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		4.500%	12/15/2026	62,000	61,459
Sabine Pass Liquefaction, LLC (Oil, Gas & Consumable Fuels)		5.000%	03/15/2027	269,000	279,299
TC PipeLines LP (Oil, Gas & Consumable Fuels)		3.900%	05/25/2027	187,000	178,756
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.700%	01/15/2023	74,000	71,965
Williams Partners LP (Oil, Gas & Consumable Fuels)		3.600%	03/15/2022	91,000	90,625
Williams Partners LP (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	313,000	299,039

					4,019,636

FINANCIALS – 2.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Diversified Financial Svs.)		3.500%	01/15/2025	278,000	267,899
Ally Financial, Inc. (Consumer Finance)		8.000%	12/31/2018	100,000	103,125
Bank of America Corp. (Banks)		2.503%	10/21/2022	849,000	815,409
Bank of America Corp. (Banks)	(c)	3.093%	10/01/2025	133,000	127,798
Bank of America Corp. (Banks)		4.183%	11/25/2027	133,000	131,758
Bank of New York Mellon Corp. / The (Capital Markets)		2.450%	08/17/2026	44,000	40,052
Bank of New York Mellon Corp. / The (Capital Markets)		3.250%	05/16/2027	349,000	336,784
Capital One Financial Corp. (Consumer Finance)		3.300%	10/30/2024	187,000	180,555
Cboe Global Markets, Inc. (Capital Markets)		3.650%	01/12/2027	267,000	260,073
Charles Schwab Corp. / The (Capital Markets)		3.000%	03/10/2025	127,000	123,097
Charles Schwab Corp. / The (Capital Markets)		3.200%	01/25/2028	158,000	151,507
Citigroup, Inc. (Banks)		4.600%	03/09/2026	109,000	111,742
Citigroup, Inc. (Banks)		3.200%	10/21/2026	172,000	163,618
Citigroup, Inc. (Banks)		4.300%	11/20/2026	128,000	127,990
Citigroup, Inc. (Banks)	(c)	3.887%	01/10/2028	448,000	445,287
Citizens Financial Group, Inc. (Banks)		3.750%	07/01/2024	47,000	46,441
Citizens Financial Group, Inc. (Banks)		4.350%	08/01/2025	41,000	41,376
Citizens Financial Group, Inc. (Banks)		4.300%	12/03/2025	355,000	358,829
E*TRADE Financial Corp. (Capital Markets)		2.950%	08/24/2022	263,000	255,939
E*TRADE Financial Corp. (Capital Markets)		3.800%	08/24/2027	289,000	280,418
First Republic Bank (Banks)		4.625%	02/13/2047	100,000	102,576
General Motors Financial Co., Inc. (Consumer Finance)		3.200%	07/13/2020	279,000	278,400
Goldman Sachs Group, Inc. / The (Capital Markets)	(c)	3.272%	09/29/2025	298,000	286,721
Goldman Sachs Group, Inc. / The (Capital Markets)		3.500%	11/16/2026	406,000	390,904
JPMorgan Chase & Co. (Banks)		2.295%	08/15/2021	292,000	283,851
JPMorgan Chase & Co. (Banks)		4.125%	12/15/2026	190,000	190,823
JPMorgan Chase & Co. (Banks)	(c)	3.782%	02/01/2028	298,000	295,499
JPMorgan Chase & Co. (Banks)	(c)	3.882%	07/24/2038	269,000	260,985
Lazard Group LLC (Capital Markets)		4.250%	11/14/2020	75,000	77,075
LeasePlan Corp. N.V. (Diversified Financial Svs.)	(b)	2.500%	05/16/2018	352,000	351,775
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	165,000	160,551
Morgan Stanley (Capital Markets)	(c)	3.591%	07/22/2028	210,000	202,986
Quicken Loans, Inc. (Thrifts & Mortgage Finance)	(b)	5.250%	01/15/2028	216,000	201,960
Raymond James Financial, Inc. (Capital Markets)		3.625%	09/15/2026	132,000	129,288
Raymond James Financial, Inc. (Capital Markets)		4.950%	07/15/2046	236,000	254,755

51	(continued)

Ohio National Fund, Inc.	Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
FINANCIALS (continued)
Santander U.K. PLC (Banks)	(b)	5.000%	11/07/2023	$ 857,000	$ 886,444
SVB Financial Group (Banks)		5.375%	09/15/2020	139,000	146,501
Synchrony Financial (Consumer Finance)		4.500%	07/23/2025	291,000	290,865
TD Ameritrade Holding Corp. (Capital Markets)		2.950%	04/01/2022	40,000	39,629
TD Ameritrade Holding Corp. (Capital Markets)		3.625%	04/01/2025	89,000	89,652

					9,290,937

HEALTH CARE – 0.9%
Abbott Laboratories (Health Care Equip. & Supplies)		3.875%	09/15/2025	41,000	41,392
Abbott Laboratories (Health Care Equip. & Supplies)		3.750%	11/30/2026	66,000	65,605
Aetna, Inc. (Health Care Providers & Svs.)		2.800%	06/15/2023	127,000	121,983
Allergan Funding SCS (Pharmaceuticals)		3.000%	03/12/2020	153,000	152,194
Becton Dickinson and Co. (Health Care Equip. & Supplies)		2.894%	06/06/2022	133,000	129,006
Becton Dickinson and Co. (Health Care Equip. & Supplies)		3.363%	06/06/2024	297,000	285,741
Celgene Corp. (Biotechnology)		2.750%	02/15/2023	75,000	71,967
Centene Corp. (Health Care Providers & Svs.)		4.750%	05/15/2022	15,000	15,187
Centene Corp. (Health Care Providers & Svs.)		6.125%	02/15/2024	46,000	47,872
Centene Corp. (Health Care Providers & Svs.)		4.750%	01/15/2025	145,000	141,375
HCA, Inc. (Health Care Providers & Svs.)		3.750%	03/15/2019	180,000	180,684
HCA, Inc. (Health Care Providers & Svs.)		5.000%	03/15/2024	189,000	190,890
HCA, Inc. (Health Care Providers & Svs.)		5.250%	06/15/2026	145,000	146,885
HCA, Inc. (Health Care Providers & Svs.)		4.500%	02/15/2027	168,000	162,120
Teva Pharmaceutical Finance Co. BV (Pharmaceuticals)		2.950%	12/18/2022	25,000	22,135
Teva Pharmaceutical Finance Netherlands III BV (Pharmaceuticals)		2.800%	07/21/2023	146,000	123,658
Teva Pharmaceutical Finance Netherlands III BV (Pharmaceuticals)	(b)	6.000%	04/15/2024	385,000	373,737
Teva Pharmaceutical Finance Netherlands III BV (Pharmaceuticals)	(b)	6.750%	03/01/2028	200,000	197,332
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		2.375%	10/15/2022	102,000	98,115
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		3.450%	01/15/2027	62,000	61,350
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		3.375%	04/15/2027	42,000	41,300
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		2.950%	10/15/2027	170,000	161,489
WellCare Health Plans, Inc. (Health Care Providers & Svs.)		5.250%	04/01/2025	169,000	169,634

					3,001,651

INDUSTRIALS – 1.3%
Air Lease Corp. (Trading Companies & Distributors)		3.250%	03/01/2025	259,000	246,958
Arconic, Inc. (Aerospace & Defense)		5.870%	02/23/2022	22,000	23,100
Arconic, Inc. (Aerospace & Defense)		5.125%	10/01/2024	295,000	300,162
Arconic, Inc. (Aerospace & Defense)		5.900%	02/01/2027	21,000	21,971
CNH Industrial Capital LLC (Machinery)		3.625%	04/15/2018	296,000	296,074
FedEx Corp. (Air Freight & Logistics)		4.050%	02/15/2048	245,000	229,603
HD Supply, Inc. (Trading Companies & Distributors)	(b)	5.750%	04/15/2024	264,000	278,111
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	(b)	5.000%	11/15/2025	429,000	451,934
IHS Markit Ltd. (Professional Svs.)	(b)	5.000%	11/01/2022	26,000	26,975
IHS Markit Ltd. (Professional Svs.)	(b)	4.750%	02/15/2025	215,000	218,225
IHS Markit Ltd. (Professional Svs.)	(b)	4.000%	03/01/2026	489,000	469,440
Masonite International Corp. (Building Products)	(b)	5.625%	03/15/2023	82,000	84,357
Northrop Grumman Corp. (Aerospace & Defense)		2.550%	10/15/2022	285,000	276,103
Northrop Grumman Corp. (Aerospace & Defense)		2.930%	01/15/2025	245,000	234,785
Northrop Grumman Corp. (Aerospace & Defense)		4.030%	10/15/2047	116,000	111,152
Owens Corning (Building Products)		4.200%	12/01/2024	153,000	156,064
Owens Corning (Building Products)		3.400%	08/15/2026	63,000	60,638
Rockwell Collins, Inc. (Aerospace & Defense)		3.200%	03/15/2024	114,000	110,762
Rockwell Collins, Inc. (Aerospace & Defense)		3.500%	03/15/2027	195,000	188,010
Verisk Analytics, Inc. (Professional Svs.)		4.875%	01/15/2019	82,000	83,294
Verisk Analytics, Inc. (Professional Svs.)		5.800%	05/01/2021	211,000	226,019
Verisk Analytics, Inc. (Professional Svs.)		4.125%	09/12/2022	184,000	189,603
Verisk Analytics, Inc. (Professional Svs.)		5.500%	06/15/2045	222,000	246,684

					4,530,024

INFORMATION TECHNOLOGY – 0.9%
Broadcom Corp / Broadcom Cayman Finance Ltd. (Semiconductors & Equip.)		3.625%	01/15/2024	76,000	74,734
Broadcom Corp / Broadcom Cayman Finance Ltd. (Semiconductors & Equip.)		3.125%	01/15/2025	112,000	105,817
Broadcom Corp / Broadcom Cayman Finance Ltd. (Semiconductors & Equip.)		3.875%	01/15/2027	643,000	624,782
Cadence Design Systems, Inc. (Software)		4.375%	10/15/2024	203,000	209,866
First Data Corp. (IT Svs.)	(b)	7.000%	12/01/2023	266,000	279,632
NXP BV / NXP Funding LLC (Semiconductors & Equip.)	(b)	4.125%	06/01/2021	262,000	264,620
NXP BV / NXP Funding LLC (Semiconductors & Equip.)	(b)	3.875%	09/01/2022	292,000	289,810
Total System Services, Inc. (IT Svs.)		3.800%	04/01/2021	134,000	135,373
Total System Services, Inc. (IT Svs.)		4.800%	04/01/2026	369,000	386,358

52	(continued)

Ohio National Fund, Inc.	Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
INFORMATION TECHNOLOGY (continued)
Trimble, Inc. (Electronic Equip., Instr. & Comp.)		4.750%	12/01/2024	$ 270,000	$ 281,103
TSMC Global Ltd. (Semiconductors & Equip.)	(b)	1.625%	04/03/2018	451,000	451,000

					3,103,095

MATERIALS – 1.1%
Anglo American Capital PLC (Metals & Mining)		4.450%	09/27/2020	100,000	102,236
Anglo American Capital PLC (Metals & Mining)	(b)	4.125%	09/27/2022	450,000	455,371
Ball Corp. (Containers & Packaging)		4.375%	12/15/2020	187,000	190,039
CF Industries, Inc. (Chemicals)	(b)	4.500%	12/01/2026	218,000	221,072
CF Industries, Inc. (Chemicals)		5.375%	03/15/2044	233,000	211,226
Freeport-McMoRan, Inc. (Metals & Mining)		3.100%	03/15/2020	76,000	75,149
Freeport-McMoRan, Inc. (Metals & Mining)		3.550%	03/01/2022	295,000	285,412
Freeport-McMoRan, Inc. (Metals & Mining)		4.550%	11/14/2024	116,000	113,970
Freeport-McMoRan, Inc. (Metals & Mining)		5.450%	03/15/2043	117,000	107,605
Georgia-Pacific LLC (Paper & Forest Products)	(b)	3.163%	11/15/2021	99,000	98,953
Georgia-Pacific LLC (Paper & Forest Products)	(b)	3.600%	03/01/2025	386,000	388,119
Martin Marietta Materials, Inc. (Construction Materials)		4.250%	07/02/2024	103,000	105,375
Reliance Steel & Aluminum Co. (Metals & Mining)		4.500%	04/15/2023	116,000	119,522
Sherwin-Williams Co. / The (Chemicals)		2.750%	06/01/2022	78,000	75,947
Sherwin-Williams Co. / The (Chemicals)		3.125%	06/01/2024	91,000	87,948
Sherwin-Williams Co. / The (Chemicals)		3.450%	06/01/2027	259,000	247,551
Steel Dynamics, Inc. (Metals & Mining)		4.125%	09/15/2025	197,000	187,642
Steel Dynamics, Inc. (Metals & Mining)		5.000%	12/15/2026	89,000	89,000
Teck Resources Ltd. (Metals & Mining)		4.500%	01/15/2021	82,000	82,513
Teck Resources Ltd. (Metals & Mining)		4.750%	01/15/2022	118,000	119,475
Teck Resources Ltd. (Metals & Mining)	(b)	8.500%	06/01/2024	190,000	211,128
Vulcan Materials Co. (Construction Materials)		4.500%	04/01/2025	223,000	231,464

					3,806,717

REAL ESTATE – 1.0%
Alexandria Real Estate Equities, Inc. (Equity REIT)		2.750%	01/15/2020	152,000	151,259
Alexandria Real Estate Equities, Inc. (Equity REIT)		4.600%	04/01/2022	257,000	267,662
Alexandria Real Estate Equities, Inc. (Equity REIT)		4.500%	07/30/2029	190,000	192,436
American Tower Corp. (Equity REIT)		3.300%	02/15/2021	270,000	269,891
American Tower Corp. (Equity REIT)		4.400%	02/15/2026	168,000	169,674
American Tower Corp. (Equity REIT)		3.375%	10/15/2026	318,000	298,930
Crown Castle International Corp. (Equity REIT)		5.250%	01/15/2023	222,000	235,832
Crown Castle International Corp. (Equity REIT)		3.200%	09/01/2024	177,000	169,632
Crown Castle International Corp. (Equity REIT)		3.650%	09/01/2027	250,000	238,044
Digital Realty Trust LP (Equity REIT)		3.700%	08/15/2027	61,000	58,742
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)		4.400%	11/15/2022	197,000	204,031
Kennedy-Wilson, Inc. (Real Estate Mgmt. & Development)		5.875%	04/01/2024	601,000	595,741
Senior Housing Properties Trust (Equity REIT)		6.750%	12/15/2021	61,000	65,444
SL Green Realty Corp. (Equity REIT)		5.000%	08/15/2018	85,000	85,358
SL Green Realty Corp. (Equity REIT)		7.750%	03/15/2020	237,000	257,286

					3,259,962

TELECOMMUNICATION SERVICES – 0.4%
AT&T, Inc. (Diversified Telecom. Svs.)		4.250%	03/01/2027	246,000	248,521
AT&T, Inc. (Diversified Telecom. Svs.)	(b)	4.100%	02/15/2028	279,000	276,832
AT&T, Inc. (Diversified Telecom. Svs.)		5.250%	03/01/2037	74,000	78,179
AT&T, Inc. (Diversified Telecom. Svs.)	(b)	5.150%	11/15/2046	165,000	168,354
Verizon Communications, Inc. (Diversified Telecom. Svs.)		2.625%	08/15/2026	595,000	543,026
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.862%	08/21/2046	105,000	105,783

					1,420,695

UTILITIES – 0.6%
Duke Energy Corp. (Electric Utilities)		1.800%	09/01/2021	96,000	91,359
Duke Energy Corp. (Electric Utilities)		2.400%	08/15/2022	116,000	111,356
Duke Energy Corp. (Electric Utilities)		2.650%	09/01/2026	249,000	227,102
NextEra Energy Operating Partners LP (Ind. Power & Renewable Elec.)	(b)	4.250%	09/15/2024	37,000	35,890
NextEra Energy Operating Partners LP (Ind. Power & Renewable Elec.)	(b)	4.500%	09/15/2027	73,000	68,803
PPL Capital Funding, Inc. (Electric Utilities)		3.100%	05/15/2026	288,000	272,060
PPL WEM Ltd. / Western Power Distribution Ltd. (Electric Utilities)	(b)	5.375%	05/01/2021	203,000	212,779
Sempra Energy (Multi-Utilities)	(c)	QL + 50	01/15/2021	202,000	202,090
Sempra Energy (Multi-Utilities)		3.400%	02/01/2028	233,000	222,820
Sempra Energy (Multi-Utilities)		3.800%	02/01/2038	83,000	78,078
Sempra Energy (Multi-Utilities)		4.000%	02/01/2048	62,000	57,648

53	(continued)

Ohio National Fund, Inc.	Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

Corporate Bonds (Continued)	Rate	Maturity	Face Amount	Value
UTILITIES (continued)
Southern Co. / The (Electric Utilities)	2.950%	07/01/2023	$ 192,000	$ 186,449
Southern Co. / The (Electric Utilities)	3.250%	07/01/2026	396,000	376,056

				2,142,490

Total Corporate Bonds (Cost $42,966,906)				$42,033,974

U.S. Government Agency Mortgage-Backed Securities – 11.0%	Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN AB6548	3.500%	10/01/2042	$ 122,748	$ 123,630
Fannie Mae Pool FN AB8407	3.500%	02/01/2043	30,556	30,765
Fannie Mae Pool FN AL5310	3.500%	04/01/2044	5,014	5,052
Fannie Mae Pool FN AL5887	4.500%	10/01/2044	32,417	34,415
Fannie Mae Pool FN AL5942	5.000%	07/01/2044	183,049	199,725
Fannie Mae Pool FN AL6348	3.500%	02/01/2045	40,670	40,950
Fannie Mae Pool FN AL6542	4.500%	03/01/2045	54,647	58,021
Fannie Mae Pool FN AL6620	4.500%	08/01/2042	332,907	353,421
Fannie Mae Pool FN AL6997	4.500%	11/01/2042	25,170	26,643
Fannie Mae Pool FN AL7344	5.500%	06/01/2041	22,926	25,370
Fannie Mae Pool FN AL7381	4.500%	06/01/2045	136,426	143,748
Fannie Mae Pool FN AL7936	4.500%	09/01/2045	720,742	765,241
Fannie Mae Pool FN AL8824	3.500%	07/01/2046	230,398	231,674
Fannie Mae Pool FN AR2624	3.500%	02/01/2043	47,823	48,153
Fannie Mae Pool FN AS6474	3.500%	01/01/2046	197,757	199,108
Fannie Mae Pool FN AS6539	3.500%	01/01/2046	198,045	199,397
Fannie Mae Pool FN AS7587	3.500%	07/01/2046	235,237	236,442
Fannie Mae Pool FN AS7822	3.500%	08/01/2046	665,560	667,846
Fannie Mae Pool FN AS8510	4.500%	12/01/2046	82,741	87,384
Fannie Mae Pool FN AS9751	4.000%	05/01/2047	58,951	60,531
Fannie Mae Pool FN AT2957	3.000%	05/01/2043	35,054	34,428
Fannie Mae Pool FN AZ9203	3.000%	10/01/2045	87,409	85,240
Fannie Mae Pool FN BA2885	3.000%	10/01/2045	135,155	131,803
Fannie Mae Pool FN BA4752	3.000%	01/01/2046	17,565	17,133
Fannie Mae Pool FN BC2468	3.000%	02/15/2048	391,284	381,652
Fannie Mae Pool FN BC2488	3.000%	02/15/2048	574,710	560,560
Fannie Mae Pool FN BD0667	4.500%	01/15/2048	20,269	21,445
Fannie Mae Pool FN BD5249	4.000%	08/01/2046	12,659	13,096
Fannie Mae Pool FN BD7765	4.000%	08/01/2046	10,801	11,174
Fannie Mae Pool FN BD7794	4.000%	08/01/2046	8,201	8,486
Fannie Mae Pool FN BD8952	3.000%	11/01/2046	46,666	45,600
Fannie Mae Pool FN BD8980	3.000%	11/01/2046	43,771	42,771
Fannie Mae Pool FN BE0633	3.500%	06/01/2047	11,858	11,899
Fannie Mae Pool FN BE0637	4.000%	07/01/2047	7,996	8,253
Fannie Mae Pool FN BE0639	3.500%	08/01/2047	11,901	11,942
Fannie Mae Pool FN BE0640	4.500%	08/01/2047	18,209	19,265
Fannie Mae Pool FN BE2717	4.500%	07/01/2047	13,058	13,815
Fannie Mae Pool FN BE2731	3.500%	07/01/2047	22,907	22,987
Fannie Mae Pool FN BE2732	4.000%	07/01/2047	26,572	27,425
Fannie Mae Pool FN BE2733	4.500%	07/01/2047	14,629	15,477
Fannie Mae Pool FN BE2772	3.500%	10/01/2047	5,957	5,977
Fannie Mae Pool FN BE2773	4.000%	09/01/2047	3,972	4,108
Fannie Mae Pool FN BE2774	4.000%	10/01/2047	58,565	60,443
Fannie Mae Pool FN BE2781	3.500%	11/01/2047	32,674	32,870
Fannie Mae Pool FN BE2783	4.000%	11/01/2047	12,731	13,168
Fannie Mae Pool FN BE2784	4.000%	11/01/2047	78,615	81,137
Fannie Mae Pool FN BE2786	4.500%	11/01/2047	71,496	75,644
Fannie Mae Pool FN BE4479	3.500%	12/01/2046	15,998	16,052
Fannie Mae Pool FN BE5870	3.500%	01/01/2047	59,716	59,918
Fannie Mae Pool FN BE8484	3.500%	01/01/2047	7,312	7,337
Fannie Mae Pool FN BE8515	3.500%	01/01/2047	10,837	10,874
Fannie Mae Pool FN BE8518	4.000%	03/01/2047	16,491	17,061
Fannie Mae Pool FN BE9800	3.500%	12/01/2046	3,759	3,772
Fannie Mae Pool FN BE9802	4.000%	03/01/2047	4,441	4,593
Fannie Mae Pool FN BE9835	4.000%	03/01/2047	4,416	4,568
Fannie Mae Pool FN BF0130	3.500%	08/01/2056	409,554	409,652
Fannie Mae Pool FN BF0167	3.000%	02/01/2057	326,323	315,386
Fannie Mae Pool FN BH1612	4.000%	04/01/2047	16,761	17,339
Fannie Mae Pool FN BH1613	4.000%	04/01/2047	21,496	22,191
Fannie Mae Pool FN BH1638	4.000%	05/01/2047	18,085	18,708
Fannie Mae Pool FN BH1639	4.000%	04/01/2047	15,250	15,744
Fannie Mae Pool FN BH3301	4.000%	05/01/2047	14,154	14,641

54	(continued)

Ohio National Fund, Inc.	Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

U.S. Government Agency Mortgage-Backed Securities (Continued)	Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN BH3305	4.500%	05/01/2047	$ 30,242	$ 32,091
Fannie Mae Pool FN BH3306	4.500%	05/01/2047	24,898	26,343
Fannie Mae Pool FN BH3307	4.500%	05/01/2047	24,438	25,850
Fannie Mae Pool FN BH3336	4.500%	05/01/2047	18,384	19,521
Fannie Mae Pool FN BH3337	4.500%	05/01/2047	14,986	15,898
Fannie Mae Pool FN BH3338	4.500%	05/01/2047	17,122	18,116
Fannie Mae Pool FN BH3538	4.000%	07/01/2047	7,072	7,291
Fannie Mae Pool FN BH3540	4.000%	06/01/2047	6,987	7,180
Fannie Mae Pool FN BH3892	3.500%	08/01/2047	83,925	84,141
Fannie Mae Pool FN BH4345	4.000%	06/01/2047	32,719	33,846
Fannie Mae Pool FN BH4377	4.000%	06/01/2047	25,205	26,197
Fannie Mae Pool FN BH4378	4.000%	06/01/2047	36,698	37,706
Fannie Mae Pool FN BH4380	4.000%	06/01/2047	15,438	15,933
Fannie Mae Pool FN BH4637	4.000%	05/01/2047	5,910	6,111
Fannie Mae Pool FN BH4639	4.500%	06/01/2047	10,569	11,205
Fannie Mae Pool FN BH4640	4.500%	05/01/2047	8,399	8,891
Fannie Mae Pool FN BH4663	4.000%	06/01/2047	11,713	12,113
Fannie Mae Pool FN BH4664	4.000%	06/01/2047	33,667	34,811
Fannie Mae Pool FN BH4667	4.500%	05/01/2047	5,520	5,852
Fannie Mae Pool FN BH4706	4.500%	05/01/2047	6,087	6,454
Fannie Mae Pool FN BH5669	4.000%	06/01/2047	4,186	4,336
Fannie Mae Pool FN BH5671	4.000%	06/01/2047	9,604	9,915
Fannie Mae Pool FN BH5672	4.000%	06/01/2047	15,362	15,791
Fannie Mae Pool FN BH5673	4.000%	07/01/2047	12,540	12,942
Fannie Mae Pool FN BH5725	4.000%	11/01/2047	92,447	95,012
Fannie Mae Pool FN BH6162	3.500%	07/01/2047	10,321	10,375
Fannie Mae Pool FN BH6164	4.000%	07/01/2047	12,457	12,881
Fannie Mae Pool FN BH6165	4.000%	07/01/2047	26,099	26,936
Fannie Mae Pool FN BH6166	3.500%	07/01/2047	6,233	6,272
Fannie Mae Pool FN BH6168	4.000%	06/01/2047	31,090	32,087
Fannie Mae Pool FN BH6170	4.500%	07/01/2047	67,642	71,608
Fannie Mae Pool FN BH6231	4.000%	07/01/2047	19,786	20,462
Fannie Mae Pool FN BH6232	4.000%	07/01/2047	47,164	48,767
Fannie Mae Pool FN BH6233	4.000%	07/01/2047	51,568	53,238
Fannie Mae Pool FN BH6940	3.500%	08/01/2047	53,830	54,017
Fannie Mae Pool FN BH7029	4.000%	12/01/2047	180,290	185,292
Fannie Mae Pool FN BH7108	4.000%	01/01/2048	345,493	355,082
Fannie Mae Pool FN BH7562	4.000%	08/01/2047	21,065	21,785
Fannie Mae Pool FN BH7563	4.000%	08/01/2047	51,001	52,734
Fannie Mae Pool FN BH7564	4.000%	08/01/2047	67,790	69,985
Fannie Mae Pool FN BH8163	3.500%	07/01/2047	6,241	6,268
Fannie Mae Pool FN BH8164	3.500%	07/01/2047	13,790	13,839
Fannie Mae Pool FN BH8167	4.000%	07/01/2047	14,294	14,757
Fannie Mae Pool FN BH8168	4.000%	08/01/2047	29,723	30,676
Fannie Mae Pool FN BH8169	3.500%	08/01/2047	49,246	49,419
Fannie Mae Pool FN BH8170	4.000%	08/01/2047	48,201	49,748
Fannie Mae Pool FN BH8171	4.500%	08/01/2047	94,435	99,972
Fannie Mae Pool FN BH8224	4.000%	08/01/2047	140,785	144,597
Fannie Mae Pool FN BH8655	4.000%	08/01/2047	12,549	12,890
Fannie Mae Pool FN BH9408	4.000%	11/01/2047	222,391	228,925
Fannie Mae Pool FN BJ0241	4.000%	09/01/2047	12,858	13,270
Fannie Mae Pool FN BJ1584	3.500%	10/01/2047	3,971	3,999
Fannie Mae Pool FN BJ1585	3.500%	10/01/2047	7,937	7,979
Fannie Mae Pool FN BJ1586	3.500%	10/01/2047	8,935	8,966
Fannie Mae Pool FN BJ1587	4.000%	10/01/2047	13,904	14,379
Fannie Mae Pool FN BJ1588	4.000%	10/01/2047	26,813	27,674
Fannie Mae Pool FN BJ1607	3.500%	08/01/2047	4,289	4,304
Fannie Mae Pool FN BJ1692	3.500%	12/01/2047	142,999	143,725
Fannie Mae Pool FN BJ1695	3.500%	12/01/2047	25,847	25,943
Fannie Mae Pool FN BJ1702	4.000%	12/01/2047	321,733	331,207
Fannie Mae Pool FN BJ1735	4.000%	10/01/2047	54,085	55,820
Fannie Mae Pool FN BJ1747	4.000%	10/01/2047	34,840	35,958
Fannie Mae Pool FN BJ1758	4.000%	10/01/2047	51,989	53,657
Fannie Mae Pool FN BJ1912	3.000%	11/01/2047	228,824	223,170
Fannie Mae Pool FN BJ3260	4.500%	10/01/2047	6,691	7,083
Fannie Mae Pool FN BJ3262	3.500%	11/01/2047	20,449	20,578
Fannie Mae Pool FN BJ3265	4.000%	11/01/2047	24,352	25,133
Fannie Mae Pool FN BJ4558	3.500%	01/01/2048	106,807	107,412
Fannie Mae Pool FN BJ4559	3.500%	01/01/2048	36,873	37,041
Fannie Mae Pool FN BJ4566	4.000%	01/01/2048	358,717	369,548
Fannie Mae Pool FN BJ4567	4.000%	01/01/2048	617,409	635,633

55	(continued)

Ohio National Fund, Inc.	Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

U.S. Government Agency Mortgage-Backed Securities (Continued)		Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN BJ4568		4.000%	01/01/2048	$ 463,504	$ 477,173
Fannie Mae Pool FN BJ4596		4.000%	02/01/2048	137,764	141,826
Fannie Mae Pool FN BJ5651		3.500%	12/01/2047	13,936	14,000
Fannie Mae Pool FN BJ5760		3.500%	12/01/2047	66,148	66,432
Fannie Mae Pool FN BK1964		4.000%	03/01/2048	146,000	150,414
Fannie Mae Pool FN BK1975		3.500%	03/01/2048	60,279	60,621
Fannie Mae Pool FN BM3032		3.000%	02/01/2047	741,966	730,046
Fannie Mae Pool FN BM3511		4.500%	02/01/2046	229,498	242,657
Fannie Mae Pool FN CA0399		4.500%	09/01/2047	1,390,342	1,458,337
Fannie Mae Pool FN CA0532		3.500%	10/01/2047	330,719	331,605
Fannie Mae Pool FN MA1363		3.000%	02/01/2043	9,757	9,584
Fannie Mae TBA	(d)	3.500%	04/15/2048	1,482,000	1,484,104
Fannie Mae TBA	(d)	4.000%	04/15/2048	8,906,000	9,135,151
Fannie Mae TBA	(d)	3.500%	05/15/2048	334,000	333,967
Fannie Mae TBA	(d)	4.500%	04/15/2048	1,504,000	1,574,270
Fannie Mae TBA	(d)	5.000%	04/15/2048	838,000	894,889
Fannie Mae TBA	(d)	4.000%	05/15/2048	3,205,000	3,281,840
Fannie Mae TBA	(d)	5.000%	05/15/2048	574,000	611,891
Freddie Mac Gold Pool FG G07974		5.500%	08/01/2041	246,974	274,469
Freddie Mac Gold Pool FG G07991		5.000%	03/01/2042	176,860	192,285
Freddie Mac Gold Pool FG G07992		5.500%	08/01/2041	91,353	102,704
Freddie Mac Gold Pool FG G08622		3.000%	01/01/2045	67,385	65,976
Freddie Mac Gold Pool FG G60658		3.500%	07/01/2046	454,708	458,133
Freddie Mac Gold Pool FG G60989		3.000%	12/01/2046	692,101	675,549
Freddie Mac Gold Pool FG G67707		3.500%	01/01/2048	482,756	486,270
Freddie Mac Gold Pool FG Q41917		3.500%	07/01/2046	96,378	96,740
Freddie Mac Gold Pool FG Q51328		3.500%	10/01/2047	263,241	263,869
Freddie Mac Gold Pool FG Q52419		3.500%	11/01/2047	114,438	114,851
Freddie Mac Gold Pool FG Q53205		3.500%	12/01/2047	83,134	83,629
Freddie Mac Gold Pool FG Q54450		3.500%	02/01/2048	33,948	34,084
Freddie Mac Gold Pool FG Q54453		3.500%	02/01/2048	33,951	34,051
Freddie Mac Gold Pool FG Q54462		4.000%	02/01/2048	286,557	295,097
Freddie Mac Gold Pool FG Q54952		4.000%	03/01/2048	94,000	96,871
Freddie Mac Gold Pool FG Q54956		4.000%	03/01/2048	391,000	402,653
Freddie Mac Gold Pool FG U91030		3.500%	02/01/2043	107,451	108,221
Freddie Mac Gold Pool FG U99096		4.500%	05/01/2044	138,331	146,610
Freddie Mac Gold Pool FG U99114		3.500%	02/01/2044	14,721	14,826
Freddie Mac Gold Pool FG V82645		3.000%	10/01/2046	370,812	361,950
Ginnie Mae I Pool GN 784059		4.000%	01/15/2045	303,089	313,831
Ginnie Mae I Pool GN 784182		4.500%	08/15/2046	494,004	525,292
Ginnie Mae I Pool GN BB4357		4.000%	07/15/2047	381,161	393,267
Ginnie Mae I Pool GN BC7161		4.000%	08/15/2047	77,624	80,093
Ginnie Mae I Pool GN BD7109		4.000%	11/15/2047	70,031	72,570
Ginnie Mae I Pool GN BD7135		4.000%	12/15/2047	93,113	96,495
Ginnie Mae II Pool G2 784446		3.000%	02/20/2048	290,163	285,458
Ginnie Mae II Pool G2 BB9817		4.000%	08/20/2047	33,717	34,886

Total U.S. Government Agency Mortgage-Backed Securities (Cost $38,164,750)					$37,741,324

Purchased Options – 8.1%	Notional Amount	Expiration	Exercise Price	Contracts (e)	Value
S&P 500 Index Call Option	$7,394,436	December 2019	$2,300	28	$1,320,760
S&P 500 Index Call Option	24,296,004	December 2019	$2,350	92	4,011,200
S&P 500 Index Call Option	20,070,612	December 2019	$2,400	76	3,049,120
S&P 500 Index Call Option	3,961,305	December 2019	$2,450	15	551,100
S&P 500 Index Call Option	11,883,915	December 2019	$2,500	45	1,505,700
S&P 500 Index Call Option	3,169,044	December 2019	$2,600	12	327,240
S&P 500 Index Call Option	1,320,435	December 2019	$2,800	5	84,600
S&P 500 Index Call Option	1,320,435	December 2019	$2,900	5	62,100
S&P 500 Index Call Option	2,640,870	December 2020	$2,850	10	217,900
S&P 500 Index Put Option	7,394,436	December 2019	$2,300	28	327,600
S&P 500 Index Put Option	24,296,004	December 2019	$2,350	92	1,186,800
S&P 500 Index Put Option	20,070,612	December 2019	$2,400	76	1,112,640
S&P 500 Index Put Option	3,961,305	December 2019	$2,450	15	233,550
S&P 500 Index Put Option	11,883,915	December 2019	$2,500	45	801,900
S&P 500 Index Put Option	3,169,044	December 2019	$2,600	12	261,420
S&P 500 Index Put Option	22,447,395	December 2019	$2,750	85	2,221,900
S&P 500 Index Put Option	18,486,090	December 2019	$2,800	70	1,991,500
S&P 500 Index Put Option	1,320,435	December 2019	$2,900	5	167,900
S&P 500 Index Put Option	2,640,870	December 2020	$2,850	10	354,700
SPDR S&P 500 ETF Trust Call Option	2,657,815	December 2019	$230	101	475,912

56	(continued)

Ohio National Fund, Inc.	Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

Purchased Options (Continued)	Notional Amount	Expiration	Exercise Price	Contracts (e)	Value
SPDR S&P 500 ETF Trust Call Option	$3,026,225	December 2019	$235	115	$ 504,850
SPDR S&P 500 ETF Trust Call Option	5,105,110	December 2019	$240	194	812,860
SPDR S&P 500 ETF Trust Call Option	4,999,850	December 2019	$245	190	700,340
SPDR S&P 500 ETF Trust Call Option	4,736,700	December 2019	$250	180	610,560
SPDR S&P 500 ETF Trust Call Option	2,499,925	December 2019	$255	95	289,085
SPDR S&P 500 ETF Trust Call Option	4,473,550	December 2019	$260	170	479,230
SPDR S&P 500 ETF Trust Call Option	4,815,645	December 2019	$265	183	449,448
SPDR S&P 500 ETF Trust Call Option	2,236,775	December 2019	$270	85	182,070
SPDR S&P 500 ETF Trust Call Option	2,631,500	December 2019	$275	100	199,300
SPDR S&P 500 ETF Trust Call Option	3,157,800	December 2019	$280	120	204,000
SPDR S&P 500 ETF Trust Call Option	1,026,285	December 2019	$285	39	58,890
SPDR S&P 500 ETF Trust Put Option	2,657,815	December 2019	$230	101	124,432
SPDR S&P 500 ETF Trust Put Option	3,026,225	December 2019	$235	115	152,490
SPDR S&P 500 ETF Trust Put Option	5,105,110	December 2019	$240	194	283,628
SPDR S&P 500 ETF Trust Put Option	4,999,850	December 2019	$245	190	310,650
SPDR S&P 500 ETF Trust Put Option	4,736,700	December 2019	$250	180	321,840
SPDR S&P 500 ETF Trust Put Option	2,499,925	December 2019	$255	95	186,105
SPDR S&P 500 ETF Trust Put Option	4,473,550	December 2019	$260	170	362,610
SPDR S&P 500 ETF Trust Put Option	4,815,645	December 2019	$265	183	423,096
SPDR S&P 500 ETF Trust Put Option	2,236,775	December 2019	$270	85	225,250
SPDR S&P 500 ETF Trust Put Option	2,631,500	December 2019	$275	100	275,100
SPDR S&P 500 ETF Trust Put Option	3,157,800	December 2019	$280	120	359,640
SPDR S&P 500 ETF Trust Put Option	1,026,285	December 2019	$285	39	127,530

Total Purchased Options (Cost $24,280,621)					$ 27,908,546

U.S. Treasury Obligations – 8.1%		Rate	Maturity	Face Amount	Value
U.S. Treasury Note		1.750%	11/30/2019	$4,020,000	$ 3,986,581
U.S. Treasury Note		2.000%	01/31/2020	1,712,000	1,703,674
U.S. Treasury Note		2.250%	02/29/2020	6,167,000	6,163,420
U.S. Treasury Note		1.500%	04/15/2020	14,000	13,774
U.S. Treasury Note		1.500%	05/15/2020	74,000	72,744
U.S. Treasury Note		1.500%	06/15/2020	85,000	83,491
U.S. Treasury Note		1.625%	10/15/2020	365,000	358,371
U.S. Treasury Note		1.750%	11/15/2020	1,791,000	1,762,801
U.S. Treasury Note		2.000%	01/15/2021	971,000	960,899
U.S. Treasury Note		2.250%	02/15/2021	251,000	249,996
U.S. Treasury Note		1.250%	10/31/2021	1,207,000	1,156,536
U.S. Treasury Note		1.875%	02/28/2022	293,000	286,088
U.S. Treasury Note		1.875%	03/31/2022	178,000	173,696
U.S. Treasury Note		1.750%	05/31/2022	584,000	566,173
U.S. Treasury Note		1.875%	09/30/2022	214,000	207,893
U.S. Treasury Note		2.000%	11/30/2022	194,000	189,301
U.S. Treasury Note		2.375%	01/31/2023	120,000	118,975
U.S. Treasury Note		2.625%	02/28/2023	396,000	397,067
U.S. Treasury Note		2.125%	09/30/2024	73,000	70,598
U.S. Treasury Note	(f)	2.250%	11/15/2024	1,865,000	1,815,272
U.S. Treasury Note		2.250%	12/31/2024	28,000	27,240
U.S. Treasury Note		2.750%	02/28/2025	20,000	20,072
U.S. Treasury Note		2.000%	11/15/2026	314,000	295,934
U.S. Treasury Note		2.250%	11/15/2027	357,000	341,710
U.S. Treasury Note		2.750%	02/15/2028	486,000	485,881
U.S. Treasury Note		2.250%	08/15/2046	384,000	330,017
U.S. Treasury Note		2.750%	08/15/2047	64,000	61,033
U.S. Treasury Note		2.750%	11/15/2047	3,082,000	2,939,823
U.S. Treasury Note		3.000%	02/15/2048	2,871,000	2,881,102

Total U.S. Treasury Obligations (Cost $27,805,530)					$ 27,720,162

Asset-Backed / Mortgage-Backed Securities – 2.1%		Rate	Maturity	Face Amount	Value
CONSUMER DISCRETIONARY – 0.2%
Applebee’s Funding LLC / IHOP Funding LLC 2014-1 A2	(b)	4.277%	09/05/2044	$6,965	$ 6,837
CKE Restaurant Holdings, Inc. 2013-1A A2	(b)	4.474%	03/20/2043	239,886	240,770
Domino’s Pizza Master Issuer LLC 2015-1A A2I	(b)	3.484%	10/25/2045	121,830	121,618
Domino’s Pizza Master Issuer LLC 2017-1A A23	(b)	4.118%	07/25/2047	119,400	120,682
Taco Bell Funding LLC 2016-1A A2I	(b)	3.832%	05/25/2046	70,113	70,503
Westlake Automobile Receivables Trust 2018-1A C	(b)	2.920%	05/15/2023	16,000	15,916
Westlake Automobile Receivables Trust 2018-1A D	(b)	3.410%	05/15/2023	16,000	15,975

					592,301

57	(continued)

Ohio National Fund, Inc.	Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

Asset-Backed / Mortgage-Backed Securities (Continued)		Rate	Maturity	Face Amount	Value
FINANCIALS – 1.9%
AmeriCredit Automobile Receivables Trust 2015-2 D		3.000%	06/08/2021	$20,000	$ 19,998
AmeriCredit Automobile Receivables Trust 2015-3 D		3.340%	08/08/2021	383,000	384,903
AmeriCredit Automobile Receivables Trust 2016-1 D		3.590%	02/08/2022	81,000	81,753
AmeriCredit Automobile Receivables Trust 2016-2 D		3.650%	05/09/2022	63,000	63,700
Bain Capital Credit CLO 2018-1A A1	(b)(c)	QL + 96		296,000	296,000
BAMLL Commercial Mortgage Securities Trust 2013-WBRK A	(b)	3.534%	03/10/2037	169,000	168,055
BAMLL Commercial Mortgage Securities Trust 2014-FL1 E	(b)(c)	ML + 550	12/15/2031	200,000	192,007
BBCMS Mortgage Trust 2018-TALL A	(b)(c)	ML + 72.2	03/15/2037	845,000	842,921
BBCMS Trust 2015-SRCH A2	(b)	4.197%	08/10/2035	210,000	221,218
BXP Trust 2017-GM A	(b)	3.379%	06/13/2039	96,000	94,990
Caesars Palace Las Vegas Trust 2017-VICI C	(b)	4.138%	10/15/2034	135,000	137,439
Caesars Palace Las Vegas Trust 2017-VICI D	(b)	4.354%	10/15/2034	145,000	147,136
Caesars Palace Las Vegas Trust 2017-VICI E	(b)	4.354%	10/15/2034	191,000	186,891
CGMS Commercial Mortgage Trust 2017-MDRB B	(b)(c)	ML + 175	07/15/2030	100,000	100,000
Dryden 41 Senior Loan Fund 2015-41A AR	(b)(c)	QL + 97	04/15/2031	250,000	249,802
Fannie Mae Connecticut Avenue Securities 2014-C02 1M2	(c)	ML + 260	05/25/2024	114,271	121,771
Fannie Mae Connecticut Avenue Securities 2014-C03 1M2	(c)	ML + 300	07/25/2024	335,890	359,128
Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN1 M3	(c)	ML + 450	02/25/2024	338,000	392,792
GS Mortgage Securities Trust 2014-GSFL E	(b)(c)	ML + 595	07/15/2031	100,000	100,239
GSCCRE Commercial Mortgage Trust 2015-HULA E	(b)(c)	ML + 440	08/15/2032	133,000	133,501
J.P. Morgan Chase Commercial Mortgage Securities Trust 2010-C2 E	(b)	5.662%	11/15/2043	100,000	99,346
J.P. Morgan Chase Commercial Mortgage Securities Trust 2015-UES E	(b)	3.621%	09/05/2032	44,000	43,447
J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI C	(b)	3.554%	10/05/2031	26,000	25,775
J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI D	(b)	4.009%	10/05/2031	40,000	39,546
loanDepot Station Place Agency Securitization Trust 2017-LD1 A (Acquired 11/29/2017 through 03/23/2018, Cost $327,042)	(b)(c)(g)	ML + 80	11/25/2050	327,000	326,678
loanDepot Station Place Agency Securitization Trust 2017-LD1 B (Acquired 11/29/2017, Cost $65,000)	(b)(c)(g)	ML + 100	11/25/2050	65,000	64,913
MSSG Trust 2017-237P A	(b)	3.397%	09/13/2039	118,000	116,242
Octagon Investment Partners 36 Ltd. 2018-1A A1	(b)(c)	QL + 97		392,000	392,000
OSCAR U.S. Funding Trust V 2016-2A A3	(b)	2.730%	12/15/2020	40,000	39,817
OSCAR U.S. Funding Trust V 2016-2A A4	(b)	2.990%	12/15/2023	67,000	66,118
Santander Drive Auto Receivables Trust 2015-1 D		3.240%	04/15/2021	341,000	342,628
Santander Drive Auto Receivables Trust 2015-4 D		3.530%	08/16/2021	53,000	53,647
Station Place Securitization Trust 2017-3 A (Acquired 08/11/2017, Cost $272,000)	(b)(c)(g)	ML + 100	07/24/2018	272,000	272,025
Voya CLO 2018-1A A1	(b)(c)	QL + 95		427,000	427,000
Wachovia Bank Commercial Mortgage Trust Series 2007-C30 AJ		5.413%	12/15/2043	107,566	108,668
Wachovia Bank Commercial Mortgage Trust Series 2007-C34 AJ		6.133%	05/15/2046	24,825	25,135

					6,737,229

Total Asset-Backed / Mortgage-Backed Securities (Cost $7,341,907)					$ 7,329,530

Master Limited Partnerships – 0.5%				Shares	Value
FINANCIALS – 0.5%
Blackstone Group LP / The (Capital Markets)				52,810	$ 1,687,280

Total Master Limited Partnerships (Cost $1,339,960)					$ 1,687,280

Preferred Securities – 0.2%			Rate	Quantity	Value
FINANCIALS – 0.2%
Goldman Sachs Capital I (Capital Markets)			6.345%	497,000	$ 591,659

Total Preferred Securities (Cost $583,531)					$ 591,659

Money Market Funds – 13.2%				Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class				38,617,035	$ 38,609,312
State Street Institutional U.S. Government Money Market Fund Institutional Class				6,664,720	6,664,720

Total Money Market Funds (Cost $45,281,783)					$ 45,274,032

Total Investments – 106.0% (Cost $322,217,817)	(h)				$363,416,492
Total TBA Sales Commitments – (3.5)% (see following schedule)					(12,022,560)
Liabilities in Excess of Other Assets – (2.5)%	(f)				(8,657,603)

Net Assets – 100.0%					$342,736,329

58	(continued)

Ohio National Fund, Inc.	Risk Managed Balanced Portfolio (Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

Percentages are stated as a percent of net assets.

Abbreviations:

CLO: Collaterized Loan Obligation

ML: Monthly U.S. LIBOR Rate, 1.883% on 03/31/2018

QL: Quarterly U.S. LIBOR Rate, 2.312% on 03/31/2018

Footnotes:

(a)	Non-income producing security.
(b)

Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2018, the value of these securities totaled $15,443,891, or 4.5% of the Portfolio’s net assets. Unless also noted as illiquid, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c)

Security is a variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at March 31, 2018.

(d)

To Be Announced (TBA) purchase commitment. TBA purchase commitments totaled $17,316,112 (5.1% of net assets) at March 31, 2018. See also the following Schedule of TBA Sales Commitments for corresponding sales commitments and Note 2 of the Notes to Schedules of Investments for description of TBA transactions.

(e)	100 shares per contract.
(f)

Security is fully or partially pledged, in addition to $933,332 of the Portfolio’s cash holdings, as collateral for the futures contracts outstanding at March 31, 2018. See also the following Schedule of Open Futures Contracts.

(g)	Represents a security deemed to be illiquid. At March 31, 2018, the value of illiquid securities in the Portfolio totaled $663,616, or 0.2% of the Portfolio’s net assets.
(h)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Open Futures Contracts	March 31, 2018 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	251	June 15, 2018	$33,817,705	$33,169,650	$(648,055)	$567,210
U.S. Treasury Long Bond - Long	33	June 20, 2018	4,681,424	4,838,625	157,201	24,750
10-Year U.S. Treasury Note - Long	1,540	June 20, 2018	184,764,995	186,556,563	1,791,568	360,945

			$223,264,124	$224,564,838	$1,300,714	$952,905

The accompanying notes are an integral part of these financial statements.

Schedule of TBA Sales Commitments	March 31, 2018 (Unaudited)

Description	Rate	Maturity	Face Amount	Value
Fannie Mae TBA Sale Commitment	3.500%	04/15/2048	$1,482,000	$(1,484,104)
Fannie Mae TBA Sale Commitment	4.000%	04/15/2048	8,906,000	(9,135,151)
Fannie Mae TBA Sale Commitment	4.500%	04/15/2048	436,000	(456,371)
Fannie Mae TBA Sale Commitment	5.000%	04/15/2048	574,000	(612,967)
Fannie Mae TBA Sale Commitment	3.500%	05/15/2048	334,000	(333,967)

Total TBA Sales Commitments (Proceeds $ 12,003,242)				$(12,022,560)

The accompanying notes are an integral part of these financial statements.

59

Ohio National Fund, Inc.	ON Conservative Model Portfolio

Schedule of Investments in Unaffiliated Issuers	March 31, 2018 (Unaudited)

Open-End Mutual Funds – 67.1%		Shares	Value
DFA International Core Equity Portfolio Institutional		63,832	$ 919,186
PIMCO Low Duration Institutional		1,033,194	10,125,296
PIMCO Real Return Institutional		1,268,687	13,828,690
PIMCO Total Return Institutional		1,553,586	15,660,145
Templeton Foreign Class R6		119,530	919,185
Western Asset Core Plus Bond IS		1,746,840	20,280,810

Total Open-End Mutual Funds			$61,733,312

Total Investments in Securities of Unaffiliated Issuers – 67.1% (Cost $61,809,748)	(a)		$61,733,312
Total Investments in Affiliates – 33.0% (Cost $29,706,005) (see schedule below)	(a)		30,333,133
Liabilities in Excess of Other Assets – (0.1)%			(48,265)

Net Assets – 100.0%			$92,018,180

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments in Affiliates	March 31, 2018 (Unaudited)

Affiliate		Value at January 1, 2018	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at March 31, 2018	Value at March 31, 2018
Open-End Mutual Funds – 33.0%
Lazard International Equity Class R6	(a)	$1,992,490	$ 311,526	$ 470,749	$ 77,747	$ (72,642)	$ —	$ —	94,034	$ 1,838,372
Ohio National Fund, Inc. - Balanced Portfolio	(a)(b)	5,977,469	345,001	6,452,212	468,626	(338,884)	—	—	—	—
Ohio National Fund, Inc. -Bond Portfolio	(a)(b)	6,475,591	800,123	690,433	(11,307)	(139,673)	—	—	375,397	6,434,301
Ohio National Fund, Inc. - High Income Bond Portfolio	(a)(b)	6,973,714	765,937	1,218,006	40,138	(127,482)	—	—	336,874	6,434,301
Ohio National Fund, Inc. - S&P 500® Index Portfolio	(a)(b)	6,475,592	4,930,210	1,148,064	176,242	(322,936)	—	—	345,559	10,111,044
Ohio National Fund, Inc. - Strategic Value Portfolio	(a)(b)	6,973,714	1,023,019	2,031,645	87,861	(537,834)	—	—	330,841	5,515,115

Total Open-End Mutual Funds					$839,307	$(1,539,451)	$ —	$ —		$30,333,133

Percentages are stated as a percent of net assets.

Footnotes:

(a)

Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding.

(b)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Moderately Conservative Model Portfolio

Schedule of Investments in Unaffiliated Issuers	March 31, 2018 (Unaudited)

Open-End Mutual Funds – 52.1%		Shares	Value
DFA International Core Equity Portfolio Institutional		410,787	$ 5,915,335
PIMCO Low Duration Institutional		2,417,824	23,694,678
PIMCO Real Return Institutional		2,721,601	29,665,448
PIMCO Total Return Institutional		3,822,853	38,534,361
Templeton Foreign Class R6		769,224	5,915,335
Western Asset Core Plus Bond IS		4,343,515	50,428,206

Total Open-End Mutual Funds			$154,153,363

Total Investments in Securities of Unaffiliated Issuers – 52.1% (Cost $153,989,469)	(a)		$154,153,363
Total Investments in Affiliates – 47.9% (Cost $137,074,210) (see schedule below)	(a)		141,968,034
Liabilities in Excess of Other Assets – 0.0%			(126,117)

Net Assets – 100.0%			$295,995,280

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments in Affiliates	March 31, 2018 (Unaudited)

Affiliate		Value at January 1, 2018	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at March 31, 2018	Value at March 31, 2018
Open-End Mutual Funds – 47.9%
Fidelity Advisor® Mid Cap II Class I	(a)	$6,513,631	$543,831	$1,083,873	$96,506	$(154,760)	$1,119	$105,202	278,238	$5,915,335
Fidelity Advisor® Real Estate I	(a)	6,513,631	593,743	717,444	(100,903)	(373,692)	5,190	—	289,825	5,915,335
Lazard International Equity Class R6	(a)	19,540,894	1,084,700	2,890,392	471,254	(460,452)	—	—	907,724	17,746,004
Ohio National Fund, Inc. - Balanced Portfolio	(a)(b)	19,540,894	9,431	19,962,794	1,550,079	(1,137,610)	—	—	—	—
Ohio National Fund, Inc. - Bond Portfolio	(a)(b)	17,912,486	1,641,921	1,388,460	(28,324)	(391,619)	—	—	1,035,356	17,746,004
Ohio National Fund, Inc. - Bristol Growth Portfolio	(a)(b)	6,513,631	525,557	1,176,422	235,632	(183,063)	—	—	243,630	5,915,335
Ohio National Fund, Inc. - Equity Portfolio	(a)(b)	22,797,709	1,378,831	5,867,385	481,847	(1,044,998)	—	—	443,429	17,746,004
Ohio National Fund, Inc. - High Income Bond Portfolio	(a)(b)	19,540,894	1,169,089	2,714,182	81,408	(331,205)	—	—	929,110	17,746,004
Ohio National Fund, Inc. - S&P 500® Index Portfolio	(a)(b)	17,912,486	17,065,833	1,837,558	283,029	(889,449)	—	—	1,111,905	32,534,341
Ohio National Fund, Inc. - Strategic Value Portfolio	(a)(b)	26,054,525	1,532,124	5,162,295	176,513	(1,897,195)	—	—	1,241,972	20,703,672

Total Open-End Mutual Funds					$3,247,041	$(6,864,043)	$6,309	$105,202		$141,968,034

Percentages are stated as a percent of net assets.

Footnotes:

(a)

Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding.

(b)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Balanced Model Portfolio

Schedule of Investments in Unaffiliated Issuers	March 31, 2018 (Unaudited)

Open-End Mutual Funds – 38.1%		Shares	Value
DFA Emerging Markets Portfolio Institutional		456,684	$ 14,170,897
DFA International Core Equity Portfolio Institutional		2,952,270	42,512,690
Lazard Emerging Markets Equity Class R6		1,387,263	28,341,794
PIMCO Low Duration Institutional		7,240,869	70,960,514
PIMCO Real Return Institutional		9,128,075	99,496,016
PIMCO Total Return Institutional		14,089,833	142,025,520
Templeton Foreign Class R6		7,371,078	56,683,587
Western Asset Core Plus Bond IS		7,345,299	85,278,926

Total Open-End Mutual Funds			$ 539,469,944

Total Investments in Securities of Unaffiliated Issuers – 38.1% (Cost $530,890,662)	(a)		$ 539,469,944
Total Investments in Affiliates – 61.9% (Cost $828,502,519) (see schedule below)	(a)		878,595,602
Liabilities in Excess of Other Assets – 0.0%			(577,107)

Net Assets – 100.0%			$1,417,488,439

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments in Affiliates	March 31, 2018 (Unaudited)

Affiliate		Value at January 1, 2018	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at March 31, 2018	Value at March 31, 2018
Open-End Mutual Funds – 61.9%
Fidelity Advisor® Mid Cap II Class I	(a)	$46,855,864	$1,166,105	$5,058,091	$482,686	$(933,874)	$8,279	$778,181	1,999,656	$42,512,690
Fidelity Advisor® Real Estate I	(a)	31,237,243	1,402,835	2,064,975	(177,745)	(2,055,564)	25,054	—	1,388,623	28,341,794
Lazard International Equity Class R6	(a)	140,567,593	(1)	13,077,369	2,218,541	(2,170,693)	—	—	6,523,686	127,538,071
Ohio National Fund, Inc. - Balanced Portfolio	(a)(b)	124,948,971	314,222	25,108,915	1,770,559	(2,728,559)	—	—	4,556,558	99,196,278
Ohio National Fund, Inc. - Bond Portfolio	(a)(b)	54,665,175	7,955,587	4,656,577	(98,580)	(1,182,018)	—	—	3,307,094	56,683,587
Ohio National Fund, Inc. - Bristol Portfolio	(a)(b)	46,855,864	913,469	5,178,097	934,826	(1,013,372)	—	—	1,415,674	42,512,690
Ohio National Fund, Inc. - ClearBridge Small Cap Portfolio	(a)(b)	62,474,486	495,486	5,876,801	662,187	(1,071,771)	—	—	995,497	56,683,587
Ohio National Fund, Inc. - Equity Portfolio	(a)(b)	93,711,729	460,577	20,988,059	1,776,737	(4,106,500)	—	—	1,770,477	70,854,484
Ohio National Fund, Inc. - High Income Bond Portfolio	(a)(b)	78,093,107	330,855	6,556,397	275,751	(1,288,832)	—	—	3,709,659	70,854,484
Ohio National Fund, Inc. - Nasdaq-100® Index Portfolio	(a)(b)	7,809,311	7,799,486	1,381,513	102,184	(158,571)	—	—	824,848	14,170,897
Ohio National Fund, Inc. - S&P 500® Index Portfolio	(a)(b)	140,567,593	31,297,920	14,459,440	2,224,880	(3,751,088)	—	—	5,327,405	155,879,865
Ohio National Fund, Inc. - S&P MidCap 400® Index Portfolio	(a)(b)	15,618,621	70,507	1,405,281	23,022	(135,972)	—	—	819,127	14,170,897
Ohio National Fund, Inc. - Strategic Value Portfolio	(a)(b)	124,948,971	632,538	18,044,262	610,342	(8,951,311)	—	—	5,950,587	99,196,278

Total Open-End Mutual Funds					$10,805,390	$(29,548,125)	$33,333	$778,181		$878,595,602

Percentages are stated as a percent of net assets.

Footnotes:

(a)

Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding.

(b)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Moderate Growth Model Portfolio

Schedule of Investments in Unaffiliated Issuers	March 31, 2018 (Unaudited)

Open-End Mutual Funds – 27.0%		Shares	Value
DFA Emerging Markets Portfolio Institutional		781,752	$ 24,257,763
DFA International Core Equity Portfolio Institutional		8,422,834	121,288,813
Lazard Emerging Markets Equity Class R6		3,562,080	72,773,288
PIMCO Real Return Institutional		4,464,419	48,662,167
Templeton Foreign Class R6		15,772,277	121,288,813
Western Asset Core Plus Bond IS		23,051,760	267,630,928

Total Open-End Mutual Funds			$ 655,901,772

Total Investments in Securities of Unaffiliated Issuers – 27.0% (Cost $642,595,553)	(a)		$ 655,901,772
Total Investments in Affiliates – 73.0% (Cost $1,655,714,625) (see schedule below)	(a)		1,770,816,668
Liabilities in Excess of Other Assets – 0.0%			(1,046,133)

Net Assets – 100.0%			$2,425,672,307

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments in Affiliates	March 31, 2018 (Unaudited)

Affiliate		Value at January 1, 2018	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at March 31, 2018	Value at March 31, 2018
Open-End Mutual Funds – 73.0%
Fidelity Advisor® Mid Cap II Class I	(a)	$105,859,654	$2,455,563	$10,209,419	$893,637	$(1,968,385)	$18,868	$1,773,618	4,564,019	$97,031,050
Fidelity Advisor® Real Estate I	(a)	52,929,827	3,071,675	3,709,973	(414,950)	(3,361,054)	42,870	—	2,377,047	48,515,525
Lazard International Equity Class R6	(a)	291,114,049	1	24,239,280	3,595,823	(3,635,205)	—	—	13,648,869	266,835,388
Ohio National Fund, Inc. - Balanced Portfolio	(a)(b)	185,254,395	305,775	38,569,218	2,583,852	(4,028,229)	—	—	6,685,649	145,546,575
Ohio National Fund, Inc. - Bond Portfolio	(a)(b)	66,162,284	1,564,574	5,501,236	(119,244)	(1,461,972)	—	—	3,538,180	60,644,406
Ohio National Fund, Inc. - Bristol Growth Portfolio .	(a)(b)	79,394,741	1,547,113	8,801,280	1,735,200	(1,102,486)	—	—	2,997,252	72,773,288
Ohio National Fund, Inc. - Bristol Portfolio	(a)(b)	79,394,741	1,456,621	7,911,626	1,400,282	(1,566,730)	—	—	2,423,353	72,773,288
Ohio National Fund, Inc. - Bryton Growth Portfolio .	(a)(b)	18,525,439	126,136	2,321,486	366,443	283,902	—	—	658,156	16,980,434
Ohio National Fund, Inc. - ClearBridge Small Cap Portfolio	(a)(b)	79,394,741	506,861	6,565,065	584,152	(1,147,401)	—	—	1,278,070	72,773,288
Ohio National Fund, Inc. - Equity Portfolio	(a)(b)	211,719,309	746,975	37,051,522	3,123,333	(8,733,757)	—	—	4,242,987	169,804,338
Ohio National Fund, Inc. - High Income Bond Portfolio	(a)(b)	79,394,741	1,117,186	6,701,802	260,926	(1,297,763)	—	—	3,810,120	72,773,288
Ohio National Fund, Inc. - Nasdaq-100® Index Portfolio	(a)(b)	26,464,913	26,634,153	4,380,969	335,540	(538,112)	—	—	2,823,954	48,515,525
Ohio National Fund, Inc. - S&P 500® Index Portfolio	(a)(b)	272,588,610	53,143,047	24,469,289	3,714,318	(6,606,206)	—	—	10,197,214	298,370,480
Ohio National Fund, Inc. - Small Cap Growth Portfolio	(a)(b)	119,092,111	761,823	14,692,678	2,494,223	1,504,453	—	—	3,203,990	109,159,932
Ohio National Fund, Inc. - Strategic Value Portfolio .	(a)(b)	264,649,136	4,608,376	33,141,479	753,629	(18,549,799)	—	—	13,096,572	218,319,863

Total Open-End Mutual Funds					$21,307,164	$(52,208,744)	$61,738	$1,773,618		$1,770,816,668

Percentages are stated as a percent of net assets.

Footnotes:

(a)

Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding.

(b)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Growth Model Portfolio

Schedule of Investments in Unaffiliated Issuers	March 31, 2018 (Unaudited)

Open-End Mutual Funds – 20.5%		Shares	Value
DFA Emerging Markets Portfolio Institutional		166,414	$ 5,163,815
DFA International Core Equity Portfolio Institutional		2,151,590	30,982,889
Lazard Emerging Markets Equity Class R6		1,011,026	20,655,259
PIMCO Real Return Institutional		950,357	10,358,889
Templeton Foreign Class R6		4,028,984	30,982,889
Western Asset Core Plus Bond IS		668,766	7,764,379

Total Open-End Mutual Funds			$105,908,120

Total Investments in Securities of Unaffiliated Issuers – 20.5% (Cost $102,358,539)	(a)		$105,908,120
Total Investments in Affiliates – 79.5% (Cost $384,970,851) (see schedule below)	(a)		410,523,281
Liabilities in Excess of Other Assets – 0.0%			(215,800)

Net Assets – 100.0%			$516,215,601

Percentages are stated as a percent of net assets.

Footnotes:

(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments in Affiliates	March 31, 2018 (Unaudited)

Affiliate		Value at January 1, 2018	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Income Distributions	Capital Gain Distributions	Shares at March 31, 2018	Value at March 31, 2018
Open-End Mutual Funds – 79.5%
Fidelity Advisor® Mid Cap II Class I	(a)	$21,755,922	$1,683,950	$2,509,374	$202,319	$(477,558)	$3,943	$370,672	971,555	$20,655,259
Fidelity Advisor® Real Estate I	(a)	10,877,961	1,528,716	1,291,773	(179,845)	(607,429)	9,095	—	506,008	10,327,630
Lazard International Equity Class R6	(a)	70,706,746	5,162,166	8,616,189	1,307,827	(1,430,957)	—	—	3,433,739	67,129,593
Ohio National Fund, Inc. - Balanced Portfolio	(a)(b)	32,633,883	247,470	33,544,937	2,553,762	(1,890,178)	—	—	—	—
Ohio National Fund, Inc. - Bond Portfolio	(a)(b)	2,719,490	2,859,039	359,261	(8,041)	(47,412)	—	—	301,273	5,163,815
Ohio National Fund, Inc. - Bristol Growth Portfolio	(a)(b)	16,316,941	1,160,649	2,063,578	403,885	(326,452)	—	—	638,033	15,491,445
Ohio National Fund, Inc. - Bristol Portfolio	(a)(b)	21,755,922	1,557,007	2,542,005	433,354	(549,019)	—	—	687,821	20,655,259
Ohio National Fund, Inc. - Bryton Growth Portfolio	(a)(b)	2,719,490	159,429	388,289	66,973	24,304	—	—	100,074	2,581,907
Ohio National Fund, Inc. - ClearBridge Small Cap Portfolio	(a)(b)	27,194,902	1,788,451	2,919,228	259,222	(504,273)	—	—	453,444	25,819,074
Ohio National Fund, Inc. - Equity Portfolio	(a)(b)	43,511,844	2,671,169	8,774,089	649,174	(1,911,394)	—	—	903,216	36,146,704
Ohio National Fund, Inc. - High Income Bond Portfolio	(a)(b)	16,316,941	1,707,060	2,313,195	63,167	(282,528)	—	—	811,070	15,491,445
Ohio National Fund, Inc. - Nasdaq-100® Index Portfolio	(a)(b)	5,438,980	21,779,878	550,003	36,620	(886,401)	—	—	1,502,856	25,819,074
Ohio National Fund, Inc. - S&P 500® Index Portfolio	(a)(b)	65,267,766	10,912,422	3,018,968	438,006	(1,305,818)	—	—	2,470,725	72,293,408
Ohio National Fund, Inc. - S&P MidCap 400® Index Portfolio	(a)(b)	10,877,961	657,550	1,102,809	10,902	(115,974)	—	—	596,973	10,327,630
Ohio National Fund, Inc. - Small Cap Growth Portfolio	(a)(b)	32,633,883	1,878,488	4,555,621	789,367	236,772	—	—	909,389	30,982,889
Ohio National Fund, Inc. - Strategic Value Portfolio	(a)(b)	59,828,785	5,868,367	9,944,850	263,890	(4,378,043)	—	—	3,097,669	51,638,149

Total Open-End Mutual Funds					$7,290,582	$(14,452,360)	$13,038	$370,672		$410,523,281

Percentages are stated as a percent of net assets.

Footnotes:

(a)

Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding.

(b)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.

Notes to Schedules of Investments	March 31, 2018 (Unaudited)

(1)	Organization

Ohio National Fund, Inc. (the “Fund”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “40 Act”). The Fund is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Fund consists of twenty-five separate investment portfolios (the “Portfolios”) that seek the following objectives and strategies:

∎	Equity Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its assets in equity securities.

∎

Bond Portfolio – High level of income and opportunity for capital appreciation consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in corporate debt securities.

∎	Omni Portfolio – High level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.

∎

Capital Appreciation Portfolio – Long-term capital growth by investing primarily in equity and equity related securities of established companies with either current or emerging earnings growth not fully appreciated or recognized by the market.

∎

ON International Equity Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its assets in equity securities of foreign companies. On May 1, 2017, the name, strategy, benchmark, and sub-adviser to this Portfolio were changed. Additional information is included within Note 3.

∎

ON Foreign Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its assets in foreign securities. On May 1, 2017, the name, strategy, benchmark, and sub-adviser to this Portfolio were changed. Additional information is included within Note 3.

∎	Aggressive Growth Portfolio – Long-term capital growth by investing primarily in domestic and foreign equity securities selected for growth potential.

∎	Small Cap Growth Portfolio – Long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in stocks of small capitalization companies.

∎

Mid Cap Opportunity Portfolio – Long-term total return by investing, under normal circumstances, at least 80% of its assets in equity securities of mid-cap companies, primarily those that are strategically positioned for long-term growth.

∎

S&P 500® Index Portfolio – Total return that approximates the total return of the Standard & Poor’s 500® Index (S&P 500® Index), at a risk level consistent with that of the S&P 500® Index by investing, under normal circumstances, more than 80% of its assets in securities included in the S&P 500® Index.

∎	Strategic Value Portfolio – Growth of capital and income by investing primarily in high dividend paying common stocks with dividend growth potential.

∎

High Income Bond Portfolio – High current income by investing, under normal circumstances, at least 80% of its assets in lower rated corporate debt obligations commonly referred to as ‘‘junk bonds’’. The Portfolio’s investments are generally rated Ba or lower by Moody’s, or BB or lower by Standard & Poor’s or Fitch.

∎

ClearBridge Small Cap Portfolio – Long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in common stocks and other equity securities of small capitalization companies or in other investments that the portfolio managers believe have similar economic characteristics.

∎	Nasdaq-100® Index Portfolio – Long-term growth of capital by investing, under normal circumstances, more than 80% of its assets in the common stocks of companies composing the Nasdaq-100® Index.

∎	Bristol Portfolio – Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

∎

Bryton Growth Portfolio – Long-term growth of capital by investing primarily in common stocks of growth-oriented U.S. companies smaller than the 500 largest publicly traded U.S. companies in terms of market capitalization.

∎

Balanced Portfolio – Capital appreciation and income by investing, under normal circumstances, up to 75% of its assets in equity securities of domestic companies of any market capitalization while maintaining a minimum of 25% of its total in fixed income securities.

65	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	March 31, 2018 (Unaudited)

∎

S&P MidCap 400® Index Portfolio – Total return approximating that of the Standard & Poor’s MidCap 400® Index (S&P MidCap 400® Index), including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400® Index by investing, under normal circumstances, more than 80% of its assets in the securities included in the S&P MidCap 400® Index.

∎

Bristol Growth Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its assets in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

∎

Risk Managed Balanced Portfolio – Long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio invests in a balanced portfolio of equity and fixed-income securities and a risk management portfolio intended to enhance the risk adjusted return of the Portfolio.

∎

ON Conservative Model Portfolio* – The Portfolio is a fund of funds that pursues its investment objective by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 0-25%, International Equity 0-10%, and Fixed Income 65-90%.

∎

ON Moderately Conservative Model Portfolio* – The Portfolio is a fund of funds that pursues its investment objective by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 20-40%, International Equity 5-20%, and Fixed Income 30-70%.

∎

ON Balanced Model Portfolio* – The Portfolio is a fund of funds that pursues its investment objective by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 25-50%, International Equity 10-25%, and Fixed Income 25-50%.

∎

ON Moderate Growth Model Portfolio* – The Portfolio is a fund of funds that pursues its investment objective by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 40-60%, International Equity 15-35%, and Fixed Income 10-30%.

∎

ON Growth Model Portfolio* – The Portfolio is a fund of funds that pursues its investment objective by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 50-80%, International Equity 15-45%, and Fixed Income 0-15%.

*	Collectively, the “ON Model Portfolios”.

Additional detail regarding portfolio-specific objectives, policies, and investment strategies is provided in the prospectus and Statement of Additional Information of Ohio National Fund, Inc. There are no assurances that these objectives will be met. Each Portfolio, except the Nasdaq-100® Index Portfolio, is classified as diversified for purposes of Section 5(b) of the 40 Act.

At present, the Fund issues its shares to separate accounts of The Ohio National Life Insurance Company (“ONLIC”), Ohio National Life Assurance Corporation (“ONLAC”), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities, as well as for purchases by other Portfolios of the Fund. In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.

Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1. Each share of a Portfolio participates equally in the Portfolio’s dividends, distributions, net assets, and voting matters.

The Fund is authorized to issue 1.55 billion of its capital shares. These authorized shares have been allocated to specific Portfolios of the Fund as follows:

Portfolio	Authorized Shares
Equity	35,000,000
Bond	30,000,000
Omni	15,000,000
Capital Appreciation	25,000,000
ON International Equity	90,000,000
ON Foreign	32,000,000
Aggressive Growth	24,000,000
Small Cap Growth	30,000,000
Mid Cap Opportunity	21,000,000
S&P 500® Index	90,000,000

Portfolio	Authorized Shares
Strategic Value	75,000,000
High Income Bond	45,000,000
ClearBridge Small Cap	15,000,000
Nasdaq-100® Index	50,000,000
Bristol	23,000,000
Bryton Growth	15,000,000
Balanced	90,000,000
S&P MidCap 400® Index	30,000,000
Bristol Growth	30,000,000
Risk Managed Balanced	85,000,000

66	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	March 31, 2018 (Unaudited)

Portfolio	Authorized Shares
ON Conservative Model	30,000,000
ON Moderately Conservative Model	70,000,000
ON Balanced Model	200,000,000

Portfolio	Authorized Shares
ON Moderate Growth Model	300,000,000
ON Growth Model	100,000,000

The Fund’s Board of Directors (the “Board”) periodically reallocates authorized shares among the Portfolios of the Fund and may authorize additional shares as deemed necessary.

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the risk of loss to the Fund is expected to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:

Use of Estimates

The preparation of Schedules of Investments in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

Investments are valued using pricing procedures approved by the Board.

Fixed income instruments that mature in sixty days or less, and of sufficient credit quality, are valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the value of the security. In these instances, amortized cost approximates fair value.

Investments, other than those securities aforementioned, are valued as follows:

Domestic equity securities that are traded on U.S. exchanges, other than the Nasdaq Stock Market, are valued at the last trade price reported by the primary exchange of each security (4:00 pm Eastern Time for normal trading sessions). Domestic equity securities that are listed on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”). Over-the-counter domestic equity securities are valued at the last trade price reported daily as of 4:00 pm Eastern Time (normal trading sessions). Over-the-counter traded ADRs may also be valued at an evaluated price based on the value of the underlying securities. If a domestic equity security is not traded on a particular day, the mean between the bid and ask prices reported at 4:00 pm Eastern Time (normal trading sessions) by the primary exchange will generally be used for valuation purposes. The principal sources for market quotations are independent pricing services that have been approved by the Board.

Fixed income securities that have a remaining maturity exceeding sixty days are generally valued at the bid price reported at 4:00 pm Eastern Time (normal trading sessions), as provided by independent pricing services approved by the Board. The last trade or last evaluated bid may be used if an evaluated bid price is not available.

U.S exchange-traded options are valued at the composite basis last sale price as reported to a Board-approved independent pricing service by the OPRA (Options Price Reporting Authority) at 4:15 pm Eastern Time (normal trading sessions). If there are no reported trades for a trading session, the evaluated composite-basis bid price will generally be used for valuation purposes.

Shares of open-end mutual funds are valued at each fund’s last calculated net asset value per share.

Shares of closed-end mutual funds that are traded on U.S. exchanges are valued similarly to other domestic equity securities, typically at the last trade price reported by the primary exchange of each fund (4:00 pm Eastern Time for normal trading sessions).

Restricted securities, illiquid securities, or other investments for which market quotations or other observable market inputs are not readily available are valued at an estimate of value using methods determined in good faith by the Fund’s Pricing Committee under the supervision of the Board.

67	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	March 31, 2018 (Unaudited)

Foreign equity securities are initially priced at the reported close price of the exchange on which a security is primarily traded. Securities not traded on a particular day are valued at the mean between the last reported bid and ask quotes at daily close, or the last sale price when appropriate. The principal sources for market quotations are independent pricing services that have been approved by the Board.

Equity securities that are primarily traded on foreign exchanges, other than those with close times that are consistent with the normal 4:00 pm Eastern Time close of U.S. equity markets, are further subjected to fair valuation pricing procedures provided by an independent fair valuation service. The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available daily at 4:00 pm Eastern Time (normal trading sessions). Multiple factors may be considered in performing this valuation, including an issue’s local close price, relevant general and sector indices, currency fluctuations, and pricing of related depository receipts, exchange traded funds, and futures. The pricing procedures are performed for each individual security for which there is a fairly large degree of certainty that the local close price is not the liquid market price at the time of U.S. market close. The procedures are performed each day there is a change in a consistently used market index from the time of local close to the U.S. market close. Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures. The testing is reviewed by management of the Fund as well as the Fund’s Board. Prior results have indicated that these procedures have been effective in reaching valuation objectives.

The differences between the aggregate cost and values of investments are reflected as unrealized appreciation or unrealized depreciation.

Pricing inputs used in the Fund’s determination of its investment values are categorized according to a three-tier hierarchy framework. The hierarchy is summarized in three broad levels:

Level 1:	Quoted prices in active markets for identical securities.

Level 2:	Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.

Level 3:	Significant unobservable inputs, including the Fund’s own assumptions used to determine the value of securities.

The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at value as of March 31, 2018:

Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
Equity	Common Stocks**	$466,152,075	$ 2,465,392	$—
	Money Market Funds	9,455,411	—	—

		$475,607,486	$ 2,465,392	$—

Bond	Corporate Bonds**	$—	$295,387,915	$—
	Asset-Backed Securities**	—	7,813,223	—
	Sovereign Issues	—	2,901,000	—
	U.S. Treasury Obligations	—	1,453,376	—
	Money Market Funds	4,357,241	—	—

		$4,357,241	$307,555,514	$—

Omni	Common Stocks**	$52,138,966	$ —	$—
	Corporate Bonds**	—	13,032,374	—
	Master Limited Partnerships**	912,716	—	—
	Asset-Backed Securities**	—	346,000	—
	U.S. Treasury Obligations	—	292,363	—
	Money Market Funds	336,663	—	—

		$53,388,345	$ 13,670,737	$—

Capital Appreciation	Common Stocks**	$118,149,541	$ —	$—
	Money Market Funds	301,097	—	—

		$118,450,638	$ —	$—

ON International Equity	Common Stocks**	$19,916,647	$127,508,133	$—
	Money Market Funds	5,284,610	—	—

		$25,201,257	$127,508,133	$—

68	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	March 31, 2018 (Unaudited)

Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
ON Foreign	Common Stocks**	$8,148,771	$63,040,860	$ —
	Money Market Funds	1,550,749	—	—

		$9,699,520	$63,040,860	$ —

Aggressive Growth	Common Stocks**	$61,031,213	$—	$ —
	Money Market Funds	2,276,587	—	—

		$63,307,800	$—	$ —

Small Cap Growth	Common Stocks**	$254,602,796	$3,872,800	$ —
	Master Limited Partnerships**	5,704,355	—	—
	Rights**	—	—	253,247
	Money Market Funds	850,415	—	—

		$261,157,566	$3,872,800	$253,247

Mid Cap Opportunity	Common Stocks**	$75,629,563	$—	$ —
	Money Market Funds	2,499,711	—	—

		$78,129,274	$—	$ —

S&P 500® Index	Common Stocks**	$1,171,571,224	$—	$ —
	Money Market Funds	9,821,333	—	—

		$1,181,392,557	$—	$ —

	Futures Contracts	$(419,709)	$—	$ —

Strategic Value	Common Stocks**	$391,567,222	$97,798,241	$ —
	Money Market Funds	6,703,153	—	—

		$398,270,375	$97,798,241	$ —

High Income Bond	Corporate Bonds**	$—	$286,618,499	$ —
	Money Market Funds	5,734,187	—	—

		$5,734,187	$286,618,499	$ —

ClearBridge Small Cap	Common Stocks**	$246,148,977	$—	$ —
	Money Market Funds	5,755,806	—	—

		$251,904,783	$—	$ —

Nasdaq-100® Index	Common Stocks**	$303,262,969	$—	$ —
	Money Market Funds	3,387,701	—	—

		$306,650,670	$—	$ —

	Futures Contracts	$(151,457)	$—	$ —

Bristol	Common Stocks**	$203,386,979	$—	$ —
	Master Limited Partnerships**	2,775,720	—	—
	Money Market Funds	1,001,125	—	—

		$207,163,824	$—	$ —

Bryton Growth	Common Stocks**	$52,377,528	$—	$ —
	Money Market Funds	1,223,233	—	—

		$53,600,761	$—	$ —

69	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	March 31, 2018 (Unaudited)

Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
Balanced	Common Stocks**	$500,135,229	$—	$ —
	Corporate Bonds**	—	174,216,197	—
	Closed-End Mutual Funds	49,119,811	—	—
	Preferred Securities**	23,140,342	—	—
	U.S. Treasury Obligations	—	16,399,350	—
	Asset-Backed / Mortgage-Backed Securities**	—	14,399,476	—
	Purchased Options	1,004,400	—	—
	Liquidating Trusts	—	78,493	—
	Money Market Funds	23,997,393	—	—

		$597,397,175	$205,093,516	$ —

S&P MidCap 400® Index	Common Stocks**	$84,613,479	$—	$ —
	Money Market Funds	547,372	—	—

		$85,160,851	$—	$ —

	Futures Contracts	$(17,691)	$—	$ —

Bristol Growth	Common Stocks**	$116,610,822	$—	$ —
	Master Limited Partnerships**	1,821,693	—	—
	Money Market Funds	907,865	—	—

		$119,340,380	$—	$ —

Risk Managed Balanced	Common Stocks**	$173,129,985	$—	$ —
	Corporate Bonds**	—	42,033,974	—
	U.S. Government Agency Mortgage-Backed Securities	—	37,741,324	—
	Purchased Options	8,680,959	19,227,587	—
	U.S. Treasury Obligations	—	27,720,162	—
	Asset-Backed / Mortgage-Backed Securities**	—	7,329,530	—
	Master Limited Partnerships**	1,687,280	—	—
	Preferred Securities**	—	591,659	—
	Money Market Funds	45,274,032	—	—

		$228,772,256	$134,644,236	$ —

	TBA Sales Commitments	$—	$(12,022,560)	$ —

	Futures Contracts	$1,300,714	$—	$ —

ON Conservative Model	Open-End Mutual Funds	$92,066,445	$—	$ —

ON Moderately Conservative Model	Open-End Mutual Funds	$296,121,397	$—	$ —

ON Balanced Model	Open-End Mutual Funds	$1,418,065,546	$—	$ —

ON Moderate Growth Model	Open-End Mutual Funds	$2,426,718,440	$—	$ —

ON Growth Model	Open-End Mutual Funds	$516,431,401	$—	$ —

    **   For detailed industry descriptions, see the accompanying Schedules of Investments.

As stated above, the value assigned to the Fund’s foreign securities will, in most cases, not be the quoted or published prices of the investments on their respective primary markets or exchanges. Securities that are priced using fair value estimates are categorized as Level 2 in the fair value hierarchy, whereas securities that do not meet the established criteria are categorized as Level 1. The valuation of a foreign security from one valuation period to the next may result in a transfer between Levels 1 and 2 if the degree of certainty that the local close price is not the liquid market price at the time of U.S. market close is not similar for both periods. The Fund’s policy is to recognize transfers between fair value hierarchy levels at the reporting period end.

70	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	March 31, 2018 (Unaudited)

For the three-month period ended March 31, 2018, there were transfers of common stock from Level 1 pricing at December 31, 2017 to Level 2 pricing at March 31, 2018. The fair valuation service provider reported the following securities did not meet the minimum predictability threshold to be fair valued at December 31, 2017, whereas in the current period, the securities met the threshold to be fair valued:

Portfolio	Security Name	Value at December 31, 2017	Value at March 31, 2018
ON International Equity	NetLink NBN Trust	$1,139,513	$1,099,734
ON Foreign	Travis Perkins PLC	609,508	499,492
ON Foreign	SIG PLC	877,220	701,665
ON Foreign	DB Insurance Co. Ltd.	600,300	560,737
ON Foreign	SKY Network Television Ltd.	631,683	528,197
ON Foreign	Sinopec Engineering Group Co. Ltd.	758,200	798,377
Small Cap Growth	Ontex Group N.V.	2,926,741	2,279,976

For the three-month period ended March 31, 2018, there were transfers of common stock from Level 2 pricing at December 31, 2017 to Level 1 pricing at March 31, 2018. One security, Cielo SA, is traded on an exchange in which the close time is typically consistent with the close time of U.S. equity markets. However, at December 31, 2017, the local exchange was closed, causing the security to be fair valued. The security was not subject to fair value at March 31, 2018, as the close time was once again consistent with the close time of U.S. equity markets. Additionally, the fair valuation service provider reported other securities that met the minimum predictability threshold to be fair valued at December 31, 2017, whereas in the current period, the securities did not meet the threshold to be fair valued. These securities are detailed in the table below:

Portfolio	Security Name	Value at December 31, 2017	Value at March 31, 2018
ON International Equity	Cielo SA	$1,365,394	$1,358,047
ON Foreign	Sinopharm Group Co. Ltd.	668,569	641,954
ON Foreign	Flow Traders	361,188	701,665

Below is a reconciliation that details the activity of securities in Level 3 during the three-month period ended March 31, 2018.

Small Cap Growth
Beginning Balance – January 01, 2018	$253,247
Total gains or losses (realized/unrealized):
Included in earnings (or changes in net assets)	—
Issuances	—
Settlements	—
Transfers out of Level 3 (due to availability of acitve market quotations or significant observable market inputs)	—
Transfers into Level 3 (due to lack of active market quotations or significant observable inputs)	—

Ending Balance – March 31, 2018	$253,247

The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2018:

Instrument	Valuation Technique Used	Unobservable Inputs	Input Values (in millions)
Dyax Corp. - Contingent Value Right (CVR)	Purchase price allocation of consideration paid by Shire PLC upon its acquisition of Dyax Corp.	Net enterprise value	$6,330
		CVR fair value on acquisition date	$396

71	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	March 31, 2018 (Unaudited)

Instrument	Valuation Technique Used	Unobservable Inputs	Input Values (in millions)
		CVR maximum payable on acquisition date	$646

Foreign Securities and Currency

The books and records of all the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source. These exchange rates are currently determined daily, at 4:00 pm Eastern Time for normal trading sessions. Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions.

The Fund may not fully isolate that portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments. For the portion that is isolated, amounts are reflected in the Statements of Operations as other foreign currency related transactions. However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by federal income tax regulations.

All Portfolios of the Fund may invest in securities of foreign issuers. The ON International Equity and ON Foreign Portfolios may be invested entirely in foreign securities. Investments in securities of foreign issuers, including investments in foreign companies through the use of depositary receipts, carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.

Restricted and Illiquid Securities

Restricted securities are those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(a)(2) commercial paper is issued pursuant to Section 4(a)(2) of the 1933 Act which exempts an issue from registration. This paper may be used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets. Investments by a portfolio in Rule 144A and Section 4(a)(2) securities could have the effect of decreasing the liquidity of a Portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.

Typically, the restricted securities noted above are not considered illiquid. The criteria used to determine if a restricted security is illiquid includes frequency of trades and quotes, available dealers willing to make transactions, availability of market makers in the security, and the nature of the security and its trades. The Bond and Omni Portfolios may invest up to 10% of their respective assets in illiquid securities. Each of the other Portfolios of the Fund may invest up to 15% of its net assets in illiquid securities.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are accounted for on a trade date basis. For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund’s investment transactions are recorded no later than the first calculation on the first business day following the trade date in accordance with Rule 2a-4 of the 40 Act. Accordingly, differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise.

Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends. Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.

72	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	March 31, 2018 (Unaudited)

Distributions to Shareholders and Federal Taxes

The Fund satisfies its distribution requirements, as required for each of the Portfolios to continue to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, by using consent dividends rather than cash distributions. The consent dividends, when authorized, become taxable to the Fund’s shareholders as if they were paid in cash. The Fund has the intent to continue to comply with tax provisions pertaining to regulated investment companies and make distributions of taxable income, whether by cash or consent dividends, sufficient to relieve it from substantially all federal income and excise taxes. As such, no provisions for federal income or excise taxes have been recorded. Also, no tax-related interest or penalties have been incurred or recognized. The Board’s intent is that the Fund will not distribute any realized gain distributions (consent or otherwise) until any applicable capital loss carryforwards have been offset or expired.

The character of income and realized capital gains distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains for financial reporting purposes. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature they are reclassified within the composition of net assets; temporary differences do not require such reclassification. Distributions to shareholders that exceed taxable income and net taxable realized gains are reported as return of capital distributions.

The Fund’s management and its tax agent perform an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e. greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Implementation of the evaluation included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of Maryland. The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability or provision.

Expense Allocation

Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses that cannot be directly attributed to a Portfolio are allocated among all the benefited Portfolios on a basis of relative net assets or other appropriate method.

Foreign Withholding Taxes

Certain Portfolios in the Fund may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally withheld based on income earned. These Portfolios accrue such taxes as the related income is earned.

TBA Commitments

To Be Announced (“TBA”) commitments are agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date beyond the customary settlement period for such securities. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and term and be within industry-accepted “good delivery” standards. When entering into TBA commitments, a Portfolio may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. The Risk Managed Balanced Portfolio was the only Portfolio to engage in TBA transactions and did not take delivery of individual mortgage-backed securities during the three-month period ended March 31, 2018.

Mortgage Dollar Rolls

A Portfolio may enter into a mortgage dollar roll (“MDR”) transaction, in which the Portfolio agrees to both sell and purchase a similar, but not identical, TBA mortgage-backed security with the same issuer, rate, and term on a later date at a set price. MDRs are treated as purchases and sales, which may have the effect of increasing portfolio turnover rates, and result in realized gains and losses based on the agreed-upon fixed prices. The Risk Managed Balanced Portfolio was the only Portfolio to engage in MDR transactions during the three-month period ended March 31, 2018.

New Accounting Pronouncements and Regulations

In March 2017, the FASB issued ASU 2017-18, which provides guidance related to the amortization period for certain purchased callable debt securities held at a premium. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund’s management is currently evaluating the impact of the amendment on the Fund’s financial statements.

73	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	March 31, 2018 (Unaudited)

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules, which introduce two new regulatory reporting forms for investment companies – Form N-Port and Form N-CEN – also contain amendments to Regulation S-X that require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The Fund has adopted the enhanced disclosures regarding derivatives and investments in affiliates, which had no effect on the Fund’s net assets or results of operations. The Fund’s management is currently evaluating the impact of the new regulatory forms on the Fund’s financial statements.

Subsequent Events

At a meeting held on November 15, 2017, the Board, including a majority of its directors who are not “interested persons” of the Fund (the “Independent Directors”), approved the termination of the sub-adviser to the Mid Cap Opportunity Portfolio, currently Goldman Sachs Asset Management, L.P. The Board, including a majority of the Independent Directors, also approved a new sub-advisory agreement with respect to the Mid Cap Opportunity Portfolio between Ohio National Investments, Inc. (“ONI”), the adviser to the Fund’s Portfolios, and Janus Capital Management LLC. The effective date of the new sub-advisory agreement is May 1, 2018.

At a meeting held on February 13, 2018, the Board approved an amendment to the Expense Limitation Agreement, in which ONII contractually agrees to reimburse the Fund to the extent that the annual ordinary operating expenses of the five ON Model Portfolios exceed pre-determined expense limitations. The amendment, effective May 1, 2018, revises the expense limitations to the following percentages of average daily net assets:

Portfolio
ON Conservative Model	0.87%
ON Moderately Conservative Model	0.92%
ON Balanced Model	0.99%
ON Moderate Growth Model	1.04%
ON Growth Model	1.08%

Also effective May 1, 2018, several Portfolios of the Fund will undergo name changes. The changes, approved by the Board, are detailed below:

Current Portfolio Name	Portfolio Name Effective May 1, 2018
Equity Portfolio	ON Equity Portfolio
Bond Portfolio	ON Bond Portfolio
Omni Portfolio	ON Omni Portfolio
Capital Appreciation Portfolio	ON Capital Appreciation Portfolio
Aggressive Growth Portfolio	ON Janus Henderson Forty Portfolio
Small Cap Growth Portfolio	ON Janus Henderson Venture Portfolio
Mid Cap Opportunity Portfolio	ON Janus Henderson Enterprise Portfolio
S&P 500® Index Portfolio	ON S&P 500® Index Portfolio
Stategic Value Portfolio	ON Federated Stategic Value Dividend Portfolio
High Income Bond Fund Portfolio	ON Federated High Income Bond Portfolio
ClearBridge Small Cap Portfolio	ON ClearBridge Small Cap Portfolio
Nasdaq-100® Index Portfolio	ON Nasdaq-100® Index Portfolio
Bristol Portfolio	ON Bristol Portfolio
Bryton Growth Portfolio	ON Bryton Growth Portfolio
Balanced Portfolio	ON ICON Balanced Portfolio
S&P MidCap 400® Index Portfolio	ON S&P MidCap 400® Index Portfolio
Bristol Growth Portfolio	ON Bristol Growth Portfolio
Risk Managed Balanced Portfolio	ON Risk Managed Balanced Portfolio

Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements, and there are no other subsequent events to report.

(3)	Financial Instruments

The Fund’s Portfolios may trade in financial instruments with off-balance sheet risk for hedging purposes or, otherwise, in accordance with stated investing objectives. These financial instruments may include options, futures, and foreign currency contracts that may involve, to a varying degree, elements of risk in excess of the amounts recognized on financial statements.

74	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	March 31, 2018 (Unaudited)

Options

A Portfolio may buy and write (i.e., sell) call and put options. In writing call options, the Portfolio gives the purchaser of the call option the right to purchase the underlying securities from the Portfolio at a specified “exercise” price at any time prior to the expiration of the option, normally within nine months. A Portfolio writes a covered call option when it owns the underlying securities and an uncovered call option when it does not. In purchasing put options, a Portfolio pays the seller of the put option a premium for the right of the Portfolio to sell the underlying securities to the seller at a specified exercise price prior to the expiration of the option. When a Portfolio sells a put option, it has the obligation to buy, and the purchaser of the put the right to sell, the underlying security at the exercise price during the option period. Whenever a Portfolio has a written covered call option outstanding, the underlying securities will be segregated by the Custodian and held in an escrow account to assure that such securities will be delivered to the option holder if the option is exercised. While the underlying securities are subject to the option, the Portfolio remains the record owner of the securities, entitling it to receive dividends and to exercise any voting rights. Whenever a Portfolio has a written uncovered call option outstanding, it will segregate with the Custodian cash or liquid assets that, when added to the amounts deposited with the broker as margin, equal to the market value of the securities underlying the call option (but not less than the exercise price of the call option). To cover a written put option, the Portfolio writing the option deposits cash or liquid securities in a segregated account at the Custodian. In order to terminate its position as the writer or the purchaser of an option, the Portfolio may enter into a “closing” transaction, which is the purchase (if the Portfolio has written the option) or sale (if the Portfolio is the purchaser of the option) of an option on the same underlying securities and having the same exercise price and expiration date as the option previously written or purchased by the Portfolio.

When a Portfolio writes a put or call option, an amount equal to the premium received is included on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. Such liability is subject to off balance sheet risks to the extent of any future increases in market value of the written options. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. When a Portfolio purchases a put or call option, an amount equal to the premium paid is included on the Portfolio’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing sale transaction, a gain or loss is realized. If a Portfolio exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Portfolio exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Portfolio exercises a put option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index.

The Balanced Portfolio held and purchased put options during the three-month period ended March 31, 2018. These instruments were used by the Portfolio to provide a hedge against equity price risk. During a period in which the prices of the Portfolio’s common stocks may decline, these instruments are designed to increase in value, thus providing price accumulation gains that partially offset the price accumulation losses of the common stocks in the Portfolio.

The Risk Managed Balanced Portfolio purchased call and put options associated with the S&P 500 Index during the three-month period ended March 31, 2018. These instruments were used by the Risk Management Component of the Risk Managed Balanced Portfolio to provide for that Portfolio’s stated risk management strategy.

Written and purchased options are non-income producing securities.

Futures Contracts

A Portfolio may buy or sell two kinds of financial futures contracts: stock index futures contracts and interest rate futures contracts. Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange. Futures contracts may be based on broad-based stock indexes such as the S&P 500 Index or on narrow-based stock indices. A particular index will be selected according to the Adviser’s investment strategy for the particular Portfolio. An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a specified financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of and payment for financial instruments, the contracts are usually closed out before the delivery date. A public market exists in interest rate futures contracts covering primarily the following financial

75	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	March 31, 2018 (Unaudited)

instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodities Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market. It is expected that futures contracts trading in additional financial instruments will be authorized.

The Fund, on behalf of each Portfolio, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each Portfolio’s operation. Accordingly, the Portfolios are not subject to registration or regulation as a commodity pool operator.

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the broker when the contract is entered into. Initial margin deposits are equal to a percentage of the contract’s value, as set by the exchange on which the contract is traded, and are similar to good faith deposits or performance bonds.

Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Portfolio’s investment limitations. A Portfolio, its futures commission merchant and the Custodian retain control of the initial margin until the contract is liquidated. If the value of either party’s position declines, the party on the side of the declining position will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM’s other customers. ONI and the Sub-Advisers will attempt to minimize this risk by carefully monitoring the creditworthiness of the FCMs with which the Portfolios do business. In addition to the margin restrictions discussed above, transactions in futures contracts and options on futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC. Under those requirements, where a Portfolio has a long position in a futures contract or sells a put option, it will be required to establish a segregated account (not with an FCM or broker) containing cash or certain liquid assets equal to the purchase price of the contract or the exercise price of the option (less any margin on deposit). For a short position in futures contacts held by a Portfolio or call options sold by a Portfolio, those requirements mandate the establishment of a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts or call options. However, segregation of assets is not required if a Portfolio “covers” its position.

Portions of the S&P 500® Index, Nasdaq-100® Index, and S&P MidCap 400® Index Portfolios’ cash holdings, as noted on those Portfolios’ Schedules of Investments, were pledged at March 31, 2018 as collateral for the Portfolios’ contracts. These futures contracts were used by the Portfolios for the purpose of gaining equity exposure for cash and cash equivalents, thereby seeking to lessen a performance difference between the Portfolios and their respective benchmark indexes. There were other index futures contracts that were executed and closed in those Portfolios during the three-month period ended March 31, 2018. Those contracts were executed for similar purposes as the contracts outstanding at March 31, 2018.

Portions of the Risk Managed Balanced Portfolio’s securities and cash holdings, as noted on the Portfolio’s Schedule of Investments, were pledged at March 31, 2018 as collateral for the Portfolio’s contracts. These futures contracts were used by the Portfolio to provide for the Portfolio’s stated risk management strategy. There were other index futures contracts that were executed and closed in the Risk Managed Balanced Portfolio during the three-month period ended March 31, 2018. Those contracts were executed for similar purposes as the contracts outstanding at March 31, 2018.

76	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	March 31, 2018 (Unaudited)

(4)	Federal Income Tax Information

The cost basis for Federal income tax purposes may differ from the cost basis for financial reporting purposes. The table below details the unrealized appreciation (depreciation) and aggregate cost of investments at March 31, 2018 for federal income tax purposes.

	Equity	Bond	Omni	Capital Appreciation	ON International Equity	ON Foreign
Gross unrealized:
Appreciation	$59,757,482	$2,313,497	$6,002,757	$19,616,710	$19,673,601	$7,688,647
Depreciation	(25,293,074)	(6,701,999)	(1,409,082)	(4,691,066)	(5,858,389)	(6,288,865)

Net unrealized appreciation (depreciation)	$34,464,408	$(4,388,502)	$4,593,675	$14,925,644	$13,815,212	$1,399,782

Aggregate cost of investments:	$443,608,470	$316,301,257	$62,465,407	$103,524,994	$138,894,178	$71,340,598

	Aggressive Growth	Small Cap Growth	Mid Cap Opportunity	S&P 500® Index	Strategic Value	High Income Bond
Gross unrealized:
Appreciation	$16,751,601	$73,970,375	$17,768,689	$280,230,343	$21,005,024	$3,564,458
Depreciation	(969,667)	(8,177,238)	(651,094)	(27,540,154)	(27,335,054)	(8,188,853)

Net unrealized appreciation (depreciation)	$15,781,934	$65,793,137	$17,117,595	$252,690,189	$(6,330,030)	$(4,624,395)

Aggregate cost of investments:	$47,525,866	$199,490,476	$61,011,679	$928,282,659	$502,398,646	$296,977,081

	ClearBridge Small Cap	Nasdaq-100® Index	Bristol	Bryton Growth	Balanced	S&P MidCap 400® Index
Gross unrealized:
Appreciation	$38,297,909	$103,891,385	$21,755,762	$4,734,279	$68,488,586	$7,689,586
Depreciation	(15,620,350)	(3,691,045)	(4,653,807)	(2,687,424)	(15,282,212)	(4,585,130)

Net unrealized appreciation (depreciation)	$22,677,559	$100,200,340	$17,101,955	$2,046,855	$53,206,374	$3,104,456

Aggregate cost of investments:	$229,227,224	$206,298,873	$190,061,869	$51,553,906	$749,284,317	$82,038,704

	Bristol Growth	Risk Managed Balanced	ON Conservative Model	ON Moderately Conservative Model	ON Balanced Model	ON Moderate Growth Model
Gross unrealized:
Appreciation	$13,239,326	$50,865,163	$904,557	$6,581,864	$63,431,394	$137,489,503
Depreciation	(2,484,841)	(13,366,644)	(2,050,528)	(10,285,518)	(57,921,330)	(126,753,937)

Net unrealized appreciation (depreciation)	$10,754,485	$37,498,519	$(1,145,971)	$(3,703,654)	$5,510,064	$10,735,566

Aggregate cost of investments:	$108,585,895	$327,165,921	$93,212,416	$299,825,051	$1,412,555,482	$2,415,982,874

	ON Growth Model
Gross unrealized:
Appreciation	$31,809,209
Depreciation	(30,028,214)

Net unrealized appreciation (depreciation)	$1,780,995

Aggregate cost of investments:	$514,650,406

77	(continued)

Ohio National Fund, Inc.

Notes to Schedules of Investments (Continued)	March 31, 2018 (Unaudited)

(5)	Legal Matters

In December 2007, the S&P 500® Index and Strategic Value Portfolios, shareholders of the Tribune Company, participated in a cash out merger in which shareholders received $34 per share of consideration. The value of the proceeds received by the S&P 500® Index and Strategic Value Portfolios was $37,910 and $384,200, respectively. The company subsequently filed for bankruptcy and several legal complaints have been initiated by groups of Tribune Company creditors seeking to recover, or clawback, proceeds received by shareholders based on fraudulent transfer claims (the “Tribune Bankruptcy”).

The first action, Official Committee of Unsecured Creditors of Tribune Company v. FitzSimons, et. al. (“FitzSimons”) was initiated on November 1, 2010 in the U.S. Bankruptcy Court for the District of Delaware. As a result of these proceedings, the Court agreed to allow individual creditors to file similar complaints in U.S. state courts. The Fund is specifically named in a complaint in the U.S. District Court, Southern District of Ohio, Western Division, Deutsche Bank Trust Company Americas, et. al. v. American Electric Power, et. al., that was initiated in June of 2011. The Fund, along with the Strategic Value Portfolio, is also named in a similar complaint in the U.S. District Court, Eastern District of Pennsylvania, Deutsche Bank Trust Company Americas, et. al. v. Ametek Inc. Employees Master Retirement Trust, et. al. These Tribune litigation actions have been consolidated into a single Multidistrict Litigation (“MDL”) in the U.S. District Court, Southern District of New York. Thereafter, certain defendants in the MDL, including the Fund, filed various motions to dismiss. On September 23, 2013, the Court granted the motion to dismiss the individual creditors’ state-law fraudulent conveyance claim. On December 20, 2013, the plaintiffs appealed the dismissal to the Second Circuit Court of Appeals. On March 29, 2016, the Court of Appeals affirmed the dismissal and rejected the plaintiffs’ appeal. On September 9, 2016, plaintiffs filed a petition for writ of certiorari in the Supreme Court and the defendants opposed it. On April 3, 2018, the Supreme Court issued a “Statement” from two justices announcing that consideration of the petition for certiorari would be deferred for an undetermined period of time to “allow” the Court of Appeals or the District Court to consider, among other things, whether the Court of Appeal’s decision should be vacated as a result of the Supreme Court’s recent decision in Merit Management Group, LP v. FTI Consulting, Inc. On April 10, 2018, the plaintiffs filed a motion in the Court of Appeals asking the Court to vacate its decision and remand to the District Court for further proceedings in light of Merit Management. The shareholder defendants have opposed the motion. The Court has not yet ruled on the motion.

On January 6, 2017, the Court granted the motion to dismiss the Trustee’s actual fraudulent conveyance claim. The plaintiff will almost certainly appeal to the Second Circuit Court of Appeals. Because of a procedural issue, however, the plaintiff cannot automatically appeal the decision, but must first obtain permission from the District Court. On February 23, 2017, the District Court issued an order stating that it intended to delay certification of the motion to dismiss until certain other pending motions to dismiss are resolved. The timetable for resolution of the pending motions to dismiss remains unclear; the parties involved are currently engaged in discovery. On July 18, 2017, the plaintiff sought permission to amend his complaint to include a constructive fraudulent transfer claim, based on the potential outcome of a case—Merit Management Group, LP v. FTI Consulting, Inc.—which at the time was pending in the Supreme Court. The District Court denied the request without prejudice, but noted that plaintiff may have a strong argument that he should be allowed to amend his complaint depending on the outcome of Merit Management. On February 27, 2018, the Supreme Court issued its decision in Merit Management, which provides new grounds for the Trustee to assert previously barred constructive fraudulent transfer claims against the shareholder defendants. On March 8, 2018, the Trustee renewed his request to amend his complaint to add a constructive fraudulent transfer claim. On March 13, 2018, counsel for a number of shareholder defendants opposed the renewed request. The District Court has not yet ruled on the Trustee’s request.

The outcome of these proceedings cannot be predicted. Management of the Fund continues to assess litigation matters and any offers of settlement.

78	(continued)

Item 2. Controls and Procedures.

(a)

The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ohio National Fund, Inc.

By:	/s/ Michael J. DeWeirdt
Michael J. DeWeirdt
President
(Principal Executive Officer)
May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ohio National Fund, Inc.

By:	/s/ Michael J. DeWeirdt
Michael J. DeWeirdt
President
(Principal Executive Officer)
May 25, 2018

By:	/s/ R. Todd Brockman
R. Todd Brockman
Treasurer
(Principal Financial Officer)
May 25, 2018